UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-07527

                                  Turner Funds
               (Exact name of registrant as specified in charter)
                                    --------


                         1205 Westlakes Drive Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                  Turner Funds
                                 P.O. Box 219805
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-224-6312

                   Date of fiscal year end: September 30, 2006

                  Date of reporting period: September 30, 2006

Item 1.    Reports to Stockholders.


--------------------------------------------------------------------------------
[TURNER FUNDS LOGO]                                                ANNUAL REPORT
--------------------------------------------------------------------------------

                                                              September 30, 2006

                      Turner Concentrated Growth Fund

                      Turner Core Growth Fund

                      Turner Emerging Growth Fund

                      Turner Large Cap Growth Fund

                      Turner Large Cap Value Fund

                      Turner Midcap Growth Fund

                      Turner New Enterprise Fund

                      Turner Small Cap Equity Fund

                      Turner Small Cap Growth Fund

--------------------------------------------------------------------------------

      CONTENTS

 2    Letter to shareholders

 6    Total returns of Turner Funds

 8    Investment review:
      Turner Concentrated Growth Fund

 9    Investment review:
      Turner Core Growth Fund

10    Investment review:
      Turner Emerging Growth Fund

11    Investment review:
      Turner Large Cap Growth Fund

12    Investment review:
      Turner Large Cap Value Fund

13    Investment review:
      Turner Midcap Growth Fund

14    Investment review:
      Turner New Enterprise Fund

15    Investment review:
      Turner Small Cap Equity Fund

16    Investment review:
      Turner Small Cap Growth Fund

17    Financial statements

64    Notes to financial statements

70    Report of independent registered public
      accounting firm

71    Notice to shareholders

72    Trustees and officers of the Trust

73    Disclosure of fund expenses

74    Shareholder voting results

TURNER FUNDS

As of September 30, 2006 the Turner Funds offered a series of nine mutual funds to individual and institutional investors. Except for the Turner Core Growth Fund, Class I Shares, and the Turner Large Cap Value Fund, which require a $250,000 minimum initial investment, the minimum initial investment in a Turner Fund for regular accounts is $2,500 and $2,000 for individual retirement accounts.

Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser for the Funds (other than the Turner Small Cap Equity Fund.) Turner Investment Partners, Inc., founded in 1990, invests approximately $20 billion in equity portfolios on behalf of individuals and institutions. Turner Investment Management LLC, a subsidiary of Turner Investment Partners, Inc., serves as the investment adviser for the Turner Small Cap Equity Fund.

SHAREHOLDER SERVICES

Turner Funds shareholders receive annual and semiannual reports, quarterly account statements, and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1.800.224.6312, may visit our website, www.turnerinvestments.com, or may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

                                             TURNER FUNDS 2006 ANNUAL REPORT | 1

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS

In the 12-month period ended September 30, 2006, the stock market performed like a sprinter in the 400-meter dash who starts out strongly, stumbles midway through the race, then recovers and ends with a strong kick.

For instance, the S&P 500 Index bolted out of the starting blocks to achieve a 6.38% gain in the first half of the period, then floundered with a loss of nearly 8% from May 5 to June 13, but finished well to record a 10.79% gain for the entire period. For smaller stocks, however, performance in the second half of the race was less favorable: indeed, they faded badly. The small-cap Russell 2000 Growth Index, for example, zoomed to a 16.20% return in the first half, faltered, and finished with a 5.88% result for the full 12 months.

VALUE TROUNCED GROWTH

The downturn in May and June was particularly hard on growth stocks -- and was a big reason why value soundly outperformed growth for the entire 12 months. The broad-based Russell 3000 Value Index soared 14.55% for the period, beating its growth counterpart by 8.50 percentage points. In such a value-oriented market, the stocks with the most cyclical earnings patterns and below-average price/earnings ratios tended to do best, at the expense of stocks with the highest earnings-growth rates and above-average price/earnings ratios.

Such a market environment was less-than-ideal for most of the nine Turner Funds, particularly our growth funds, which are invested in stocks of companies that we think will meet or exceed earnings expectations. In terms of absolute performance (positive or negative returns), all nine of our funds made money for the 12-month period. But in relative terms (performance versus an index), our funds met with less success: two of them outperformed their benchmarks. This was somewhat atypical, in that our funds tend to perform most strongly in rising or flat markets. The bottom line: our funds generally were hurt by the market's bias against the stocks of companies that are earnings leaders and were hurt even more by the May-June slump.

Here are the returns for each of our funds and their benchmarks in the past 12 months:

(CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1.800.224.6312 OR VISIT OUR WEBSITE AT WWW.TURNERINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE INFORMATION.)

--------------------------------------------------------------------------------
TOTAL RETURNS
12-month period ended September 30, 2006

TURNER CONCENTRATED GROWTH FUND (TTOPX)                                   7.04
S&P 500 Index                                                            10.79
NASDAQ 100 Index                                                          3.75

TURNER CORE GROWTH FUND, CLASS I (TTMEX)                                  6.91
S&P 500 Index                                                            10.79
Russell 1000 Growth Index                                                 6.04

TURNER EMERGING GROWTH FUND (TMCGX)+                                      4.95
(formerly Turner Micro Cap Growth Fund)
Russell 2000 Growth Index                                                 5.88

TURNER LARGE CAP GROWTH FUND (TSGEX)                                      3.40
Russell Top 200 Growth Index                                              5.80
Russell 1000 Growth Index                                                 6.04

TURNER LARGE CAP VALUE FUND (TLVFX)                                      14.92*
Russell 1000 Value Index                                                 19.21*

TURNER MIDCAP GROWTH FUND, CLASS I (TMGFX)                                4.70
Russell Midcap Growth Index                                               7.03

TURNER NEW ENTERPRISE FUND (TBTBX)                                        6.83
NASDAQ Composite Index                                                    5.83

TURNER SMALL CAP EQUITY FUND (TSEIX)+                                     5.48
Russell 2000 Index                                                        9.92

TURNER SMALL CAP GROWTH FUND (TSCEX)+                                     6.04
Russell 2000 Growth Index                                                 5.88
--------------------------------------------------------------------------------
* The return is for the period from the fund's inception, on October 10, 2005, to September 30, 2006.

+     Closed to new investors.

For more details on the performance of all nine of our Funds, please see the INVESTMENT REVIEW beginning on page 8.

OUR LONG-TERM RESULTS REMAIN GOOD

Since few people invest in stock funds with a time horizon of just 12 months, talk of short-term performance in a shareholder letter like this one has always struck us as a tad academic. As we've emphasized repeatedly to you in past letters, it's LONG-TERM PERFORMANCE that's most important. We think it's inadvisable to get too euphoric or too anxious about good or bad short-term results for any fund. For us, the results of our own funds over time impart a more meaningful story: of the eight funds that have track records longer than 12 months, seven of them have outperformed their benchmarks since inception. We think this record has served the shareholders of the Turner Funds well.

As for the most recent 12-month period, it seemed to us that the stock market resembled a fish tangled in a net: it was enmeshed in investor uncertainty about when the Federal Reserve would finally stop raising interest rates. Investors fretted that the Fed would

2 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------
                                                              September 30, 2006

ultimately either hike rates NOT enough, which could intensify inflationary trends in the economy, or hike rates TOO much, which could bring on a recession. After 17 consecutive rate increases since 2004, the Fed held the line in August, keeping its short-term federal-funds rate at 5.25%.

In announcing the pause in rates, the Fed suggested that it wanted to evaluate the outlook for both inflation and economic growth before deciding whether any further rate hikes might be needed. Recent Commerce Department reports showed that inflation and economic growth were in fact slowing, and the Fed again chose to stand pat on rates at its September meeting. That in turn buoyed investors' hopes that the Fed might be through raising rates and inspired a market rally in September.

OIL STILL LESS PRICEY THAN COFFEE

Also contributing to investor jitters during the period were high oil prices, which were perceived as a drag on consumer spending, corporate profits, and the economy as well as a catalyst for inflation -- all bad for the stock market (except for energy stocks). Oil prices hit a record $77.03 in mid-July, then began declining to $61 by September 30. High oil prices were the source of a seemingly endless series of grumbling sound bites by your Typical American Motorist on TV-news programs and were blamed variously on speculators, insatiable demand from Chinese industry, tight global supply, violence in the Middle East, and a lack of refining capacity. Gasoline prices nationwide exceeded $3 per gallon at one point during the summer. (To help keep things in perspective at the time, the ISI economic-research firm made the wry observation that the average price of a gallon of Starbucks coffee was $13.29.)

Perhaps the biggest story as the period progressed was the improvement in relative strength of large-cap stocks versus their smaller siblings. Over the last three months of the period, the Russell Top 200 Index (composed of mega-cap stocks, the largest of large-cap stocks) climbed 6.29% -- a performance premium of 4.18 percentage points over mid-cap stocks and 5.85 percentage points over small-cap stocks.

As THE NEW YORK TIMES observed about the large-cap rally, "The market's bruised giants finally may be getting off the mat." Previously, for more than six years, large-cap stocks had taken a battering, markedly underperforming small-cap stocks. Many market strategists believed that large-cap stocks would inevitably revert to the mean and begin flourishing. Indeed, some strategists now point to the performance in the final three months of the period as an indication that large-cap stocks are at last coming into vogue. We think that may yet prove true, but more evidence is needed.

MARKET RETURNS LAG PROFITS

Whether or not large-cap stocks will in fact lead the market going forward is a matter for supposition. What's irrefutable, however, is that the market as a whole has had an upward bias since late 2002. We think that upward bias should continue into 2007. On a duration basis, the bull market is admittedly getting long in the tooth. But there's been a steady reduction in the market's price/earnings multiple since 2002; during that time, corporate profits are up more than 120%, but the market is up only about 70%. By that standard, we think the market still has a measure of upside potential. We look at things from the bottom up, and what we see are a healthy rate of earnings growth continuing, a synchronized global economic expansion, and productivity gains keeping inflation in check. All of which we believe should be good for stocks.

What could darken our sunny scenario for stocks? A recession is the most obvious rain cloud, a threat that's manifest in an inverted yield curve, in which short-term rates are higher than long-term ones. An inverted yield curve has been a reliable warning sign historically of bad economic times ahead: in the past 30 years, every time the yield curve was inverted, a recession followed 12 months later.

Nevertheless, we remain optimistic that over the next 12 months a recession should be avoided and corporate profits -- whether earned by large, medium, or small companies -- should continue to beat Wall Street's expectations. (According to I/B/E/S, the consensus of Wall Street analysts is that over the next 12 months the S&P 500 Index companies will increase their earnings per share by 13.0% -- although the estimates of some analysts, such as those at Morgan Stanley, are significantly lower, in the 6-7% range. In other I/B/E/S consensus forecasts, earnings per share are expected to rise for the Russell Midcap Index companies by 12.6% and the Russell 2000 Index companies by 16.0%. Our own funds, we think it's worth noting, generally are invested in companies believed to have even greater prospective earnings potential.)

And we remain convinced that growth stocks are overdue for a sustained run of performance -- or as BARRON'S put it, for growth to cast off its multiyear role as "bridesmaid to value's bride." As we see it, growth should become the bride in the months ahead, as investors gravitate to the shares of companies with the best earnings and turn away from cyclical firms that are less able to sustain profitability.

                                             TURNER FUNDS 2006 ANNUAL REPORT | 3

--------------------------------------------------------------------------------

HOW OUR FUNDS ARE POSITIONED

For their part, our growth funds currently favor shares of companies in the retail, Internet, consumer-electronics, restaurant, gaming, lodging, investment-exchange, brokerage, commercial real-estate, oil-service, medical-products, biotechnology, semiconductor, telecommunications and wireless industries.

Our core and value funds, as always, are holding stocks that we think have either undervalued assets or strong prospective earnings power. They have overweighted positions in several cyclical sectors: utilities/communication, producer durables, materials/processing, and autos/transportation.

We look forward to reporting to you about how our funds performed in the next round of the stock-market 400-meter dash. In closing, we reaffirm our pledge to do our best for you to make that performance superior.

/s/ Bob Turner

Bob Turner

CHAIRMAN AND CHIEF INVESTMENT OFFICER
TURNER INVESTMENT PARTNERS, ADVISER TO THE TURNER FUNDS
(EXCEPT TURNER SMALL CAP EQUITY FUND)

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE VIEWS EXPRESSED ARE THOSE OF TURNER INVESTMENT PARTNERS AS OF SEPTEMBER 30, 2006, AND ARE NOT INTENDED AS A FORECAST OR INVESTMENT RECOMMENDATIONS. THE INDEXES MENTIONED ARE NOT AVAILABLE FOR INVESTMENT.

[BOB TURNER PICTURE]

4 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------
                                                              September 30, 2006

LIPPER INC. PERFORMANCE RANKINGS OF MUTUAL FUNDS WITH AT LEAST THREE YEARS OF HISTORY
Periods ending September 30, 2006

                                 ONE         TWO       THREE       FOUR       FIVE      SEVEN       TEN
                                 YEAR       YEARS      YEARS      YEARS      YEARS      YEARS      YEARS
---------------------------------------------------------------------------------------------------------
MULTI CAP GROWTH FUNDS
TURNER CONCENTRATED
GROWTH FUND
Ranking versus competitors      142/427     76/396    298/366     99/339    187/295    148/181       --
Percentile ranking                 33         19         81         29         63         82         --
---------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUNDS
TURNER CORE GROWTH FUND,
CLASS I SHARES
Ranking versus competitors       80/717     2/663      5/612      4/568      27/498       --         --
Percentile ranking                 11         1          1          1           5         --         --
---------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH FUND
Ranking versus competitors      392/717    376/663    438/612    112/568    230/498       --         --
Percentile ranking                 55         57         72         20         46         --         --
---------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUNDS
TURNER MIDCAP GROWTH FUND,
CLASS I SHARES
Ranking versus competitors      300/605    136/532    220/479     53/424    105/373    137/245       --
Percentile ranking                 50         26         46         13         28         56         --
CLASS II SHARES
Ranking versus competitors      336/605    169/532    265/479     73/424    128/373       --         --
Percentile ranking                 56         32         55         17         34         --         --
---------------------------------------------------------------------------------------------------------
SCIENCE AND TECHNOLOGY FUNDS
TURNER NEW ENTERPRISE FUND
Ranking versus competitors       95/288     23/271     32/259     10/248      7/227       --         --
Percentile ranking                 33          8         12          4          3         --         --
---------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUNDS
TURNER EMERGING GROWTH FUND
Ranking versus competitors      234/558     47/501      4/463     30/419     13/370      3/255       --
Percentile ranking                 42          9          1          7          4          1         --
---------------------------------------------------------------------------------------------------------
TURNER SMALL CAP EQUITY FUND
Ranking versus competitors      209/558    289/501     54/463     76/419       --         --         --
Percentile ranking                 37         58         12         18         --         --         --
---------------------------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND
Ranking versus competitors      176/558    259/501    187/463     52/419    106/370    152/255     62/132
Percentile ranking                 32         52         40         12         29         60         47
---------------------------------------------------------------------------------------------------------

Source: Lipper Inc.

Total return is ranking criteria. Past performance is no guarantee of future results.

                                             TURNER FUNDS 2006 ANNUAL REPORT | 5

PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURNS OF TURNER FUNDS
Through September 30, 2006

CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL (800) 224-6312 OR VISIT OUR WEBSITE AT WWW.TURNERINVESTMENTS.COM FOR MOST RECENT MONTH-END PERFORMANCE INFORMATION.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE PRINCIPAL VALUE AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS SHOWN, UNLESS OTHERWISE INDICATED, ARE TOTAL RETURNS, WITH DIVIDENDS AND INCOME REINVESTED. RETURNS SPANNING MORE THAN ONE YEAR ARE ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. THE INDICES MENTIONED ARE UNMANAGED STATISTICAL COMPOSITES OF STOCK MARKET PERFORMANCE. INVESTING IN AN INDEX IS NOT POSSIBLE.

THE HOLDINGS AND SECTOR WEIGHTINGS OF THE FUNDS ARE SUBJECT TO CHANGE. FORWARD EARNINGS PROJECTIONS ARE NOT PREDICATORS OF STOCK PRICE OR INVESTMENT PERFORMANCE, AND DO NOT REPRESENT PAST PERFORMANCE. THERE IS NO GUARANTEE THAT THE FORWARD EARNINGS PROJECTIONS WILL ACCURATELY PREDICT THE ACTUAL EARNINGS EXPERIENCE OF ANY OF THE COMPANIES INVOLVED, AND NO GUARANTEE THAT OWNING SECURITIES OF COMPANIES RELATIVELY HIGH PRICE-TO-EARNINGS RATIOS WILL CAUSE THE PORTFOLIO TO OUTPERFORM ITS BENCHMARK OR INDEX.

(1) INVESTING IN TECHNOLOGY AND SCIENCE COMPANIES AND SMALL AND MID CAPITALIZATION COMPANIES MAY SUBJECT THE FUNDS TO SPECIFIC INHERENT RISKS, INCLUDING ABOVE-AVERAGE PRICE FLUCTUATIONS.

THE TURNER FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION COMPANY, OAKS, PA 19456. THE INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION CAN BE FOUND IN THE PROSPECTUS. A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS ASSOCIATED WITH INVESTING IN THESE FUNDS, CAN BE OBTAINED BY CALLING (800) 224-6312. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                                              Year                                       (Annualized)    Total
                                    Six        to       One     Three    Five    Ten        Since      Net Assets
Fund Name/Index                   Months      Date      Year    Years    Years  Years     inception      ($mil)
-----------------------------------------------------------------------------------------------------------------
TURNER CONCENTRATED
GROWTH FUND                        (8.87)%    0.53%     7.04%    7.90%    5.70%   N/A        1.13%     $    38.18
S&P 500 Index                       4.14      8.53     10.79    12.30     6.97    n/a        1.21
NASDAQ 100 Index                   (2.69)     0.89      3.75     8.66     7.49    n/a       (4.23)
INCEPTION DATE: 6/30/99
-----------------------------------------------------------------------------------------------------------------
TURNER CORE GROWTH FUND --
CLASS I SHARES                     (2.18)     3.56      6.91    13.27     7.39    N/A        2.83           71.93
CLASS II SHARES**                  (2.27)     3.29      6.52      N/A      N/A    N/A        8.57           23.42
S&P 500 Index                       4.14      8.53     10.79    12.30     6.97    n/a        3.08
Russell 1000 Growth Index          (0.12)     2.97      6.04     8.35     4.42    n/a       (0.61)
INCEPTION DATE: 02/28/01
-----------------------------------------------------------------------------------------------------------------
TURNER EMERGING GROWTH FUND(1)     (7.38)     5.31      4.95    18.37    16.43    N/A       27.85          565.23
Russell 2000 Growth Index          (8.88)     4.21      5.88    11.81    10.15    n/a        2.35
INCEPTION DATE: 2/27/98
-----------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH FUND       (2.96)     0.90      3.40     6.64     3.58    N/A       (8.79)          19.51
Russell Top 200 Growth Index        1.54      2.92      5.80     6.50     2.49    n/a       (7.76)
Russell 1000 Growth Index          (0.12)     2.97      6.04     8.35     4.42    n/a       (6.52)
INCEPTION DATE: 6/14/00
-----------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP VALUE FUND         4.09     10.21       N/A      N/A      N/A    N/A       14.92*           0.58
Russell 1000 Value Index            6.85     13.19       n/a      n/a      n/a    n/a       19.21*
INCEPTION DATE: 10/10/05
-----------------------------------------------------------------------------------------------------------------

6 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

                                               Year                                      (Annualized)     Total
                                       Six      to     One    Three    Five      Ten         Since      Net Assets
Fund Name/Index                      Months    Date   Year    Years    Years    Years     inception       ($mil)
------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND(1) --
CLASS I SHARES                        (9.68)%  0.95%  4.70%   12.24%   9.69%      N/A       13.16%      $ 1,113.20
CLASS II SHARES***                    (9.92)   0.56   4.13    11.67    9.14       N/A        9.25             2.44
Russell Midcap Growth Index           (3.85)   3.47   7.03    14.53   12.01       n/a        8.25
INCEPTION DATE: 10/1/96
------------------------------------------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND           (13.77)   0.64   6.83    12.99   13.73       N/A       (7.22)           24.04
NASDAQ Composite Index                (3.15)   3.02   5.83     8.84    9.15       n/a       (8.15)
INCEPTION DATE: 6/30/00
------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP EQUITY FUND(1) --
CLASS II SHARES                       (8.78)   5.09   5.48    14.93     N/A       N/A       14.59            81.34
Russell 2000 Index                    (4.61)   8.69   9.92    15.48     n/a       n/a       10.41
INCEPTION DATE: 3/4/02
------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND(1)      (11.92)   3.15   6.04    11.50   10.83      7.29       13.51           248.27
Russell 2000 Growth Index             (8.88)   4.21   5.88    11.81   10.15      4.03        6.02
INCEPTION DATE: 2/7/94
------------------------------------------------------------------------------------------------------------------

*     Returns of less than one year are cumulative and are not annualized.
**    Commenced operations on August 1, 2005.
***   Commenced operations on September 24, 2001.

                                             TURNER FUNDS 2006 ANNUAL REPORT | 7

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CONCENTRATED GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2006

o     Ticker symbol TTOPX
o     CUSIP #87252R862
o     Top 5 holdings
      (1)   Gilead Sciences
      (2)   Google, Cl A
      (3)   Coach
      (4)   General Electric
      (5)   Akamai Technologies
o     % in 5 largest holdings 20.8%+
o     Number of holdings 30
o     Price/earnings ratio 25.3
o     Weighted average market capitalization $46.69 billion
o     % of holdings with positive earnings surprises 79.7%
o     % of holdings with negative earnings surprises 20.3%
o     Net assets $38 million

                                     [CHART]

MARKET CAPITALIZATION   [ ]     [ ]     [X]
SMALL   <--->   LARGE   [ ]     [ ]     [ ]
                        [ ]     [ ]     [ ]

            VALUE <---> GROWTH
             INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER CONCENTRATED GROWTH FUND:
JUNE 30, 1999-SEPTEMBER 30, 2006*

                                  [LINE GRAPH]

        Initial Investment Date   6/30/99    Sep 99   Sep 00    Sep 01   Sep 02   Sep 03   Sep 04   Sep 05    Sep 06
-------------------------------   -------   -------   -------   ------   ------   ------   ------   -------   -------
TURNER CONCENTRATED GROWTH FUND   $10,000   $13,990   $27,782   $8,223   $5,754   $8,638   $8,310   $10,137   $10,850
                  S&P 500 Index   $10,000   $ 9,376   $10,622   $7,794   $6,197   $7,709   $8,778   $ 9,853   $10,916
               NASDAQ 100 Index   $10,000   $10,485   $15,553   $5,092   $3,631   $5,696   $6,190   $ 7,044   $ 7,308

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2006)

                                                ONE    THREE    FIVE     SINCE
                                                YEAR   YEARS    YEARS  INCEPTION
--------------------------------------------------------------------------------
Turner Concentrated Growth Fund                 7.04%   7.90%   5.70%    1.13%
S&P 500 Index                                  10.79%  12.30%   6.97%    1.21%
NASDAQ 100 Index**                              3.75%   8.66%   7.49%   (4.23)%
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

41.4% Information technology

17.2% Cash equivalents/short-term investments++

12.1% Consumer discretionary

10.0% Health care

 7.0% Financials

 6.4% Industrials

 5.9% Telecommunication services

MANAGER'S DISCUSSION AND ANALYSIS

The Turner Concentrated Growth Fund (TTOPX) contains a select few stocks -- 15-30 -- that Turner thinks have the greatest return potential. The fund's investment strategy favors stocks of companies with the strongest growth prospects and a short-term catalyst for price appreciation. That strategy worked well for most of the 12-month period ended September 30, and the fund gained 7.04%, outperforming the NASDAQ 100 Index by 3.29 percentage points and underperforming the S&P 500 Index by 3.75 percentage points.

Most of the fund's performance can be attributed to a major position, amounting to 12%, in consumer-discretionary stocks; Internet, retailing, new-media, and gaming stocks performed with special distinction. A 48% weighting in financials and information-technology stocks, notably banking, financial-transaction-processing, semiconductor, and telecommunications stocks, underperformed.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Concentrated Growth Fund was June 30, 1999.
** The NASDAQ 100 Index tracks NASDAQ's largest companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale and biotechnology.
+     Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 9 in Notes to Financial Statements for more detailed information.

8 | TURNER FUNDS 2006 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CORE GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2006

o     Ticker symbol TTMEX
      Class I Shares
o     CUSIP #900297847
      Class I Shares
o     Top 5 holdings
      (1)   General Electric
      (2)   Cisco Systems
      (3)   Google, Cl A
      (4)   Goldman Sachs Group
      (5)   PepsiCo
o     % in 5 largest holdings 15.7%+
o     Number of holdings 81
o     Price/earnings ratio 18.6
o     Weighted average market capitalization $63.43 billion
o     % of holdings with positive earnings surprises 78.6%
o     % of holdings with negative earnings surprises 21.4%
o     Net assets $72 million, Class I Shares

                                     [CHART]

MARKET CAPITALIZATION   [ ]     [ ]     [X]
SMALL   <--->   LARGE   [ ]     [ ]     [ ]
                        [ ]     [ ]     [ ]

            VALUE <---> GROWTH
             INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER CORE GROWTH FUND, CLASS I SHARES:
FEBRUARY 28, 2001-SEPTEMBER 30, 2006*,**

                                  [LINE GRAPH]

                    Initial Investment Date   2/28/01   Sep 01   Sep 02   Sep 03   Sep 04   Sep 05    Sep 06
-------------------------------------------   -------   ------   ------   ------   ------   -------   -------
    TURNER CORE GROWTH FUND, CLASS I SHARES   $10,000   $8,181   $6,291   $8,041   $8,841   $10,931   $11,686
                              S&P 500 Index   $10,000   $8,459   $6,726   $8,366   $9,527   $10,694   $11,848
                  Russell 1000 Growth Index   $10,000   $7,787   $6,034   $7,598   $8,169   $ 9,116   $ 9,667

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2006)

                                                ONE   THREE   FIVE      SINCE
                                               YEAR   YEARS   YEARS   INCEPTION
--------------------------------------------------------------------------------
Turner Core Growth Fund, Class I Shares        6.91%  13.27%   7.39%   2.83%**
Turner Core Growth Fund, Class II Shares       6.52%    n/a     n/a    8.57%***
S&P 500 Index                                 10.79%  12.30%   6.97%   3.08%**
Russell 1000 Growth Index                      6.04%   8.35%   4.42%  (0.61)%**
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

21.4% Financials

19.0% Information technology

12.2% Health care

10.9% Consumer discretionary

 9.2% Energy

 8.0% Consumer staples

 6.6% Industrials

 4.7% Telecommunication services

 4.4% Cash equivalents

 2.0% Materials & processing

 1.6% Utilities

MANAGER'S DISCUSSION AND ANALYSIS

Good stock selection in five of 11 sectors led to the Turner Core Growth Fund, Class I Shares (TTMEX), gaining 6.91% in the 12-month period ended September 30. As a result, the fund outperformed the Russell 1000 Growth Index by 0.87 percentage point and underperformed the S&P 500 Index by 3.88 percentage points.

Contributing the most to results were financial-services shares, which accounted for 21% of the portfolio; brokerage, financial-exchange, real-estate, and insurance holdings especially added value. Information-technology and health-care shares, a 31% weighting, were the primary detractors from performance; semiconductor, telecommunications, software, pharmaceutical, biotechnology, and managed-care stocks produced positive absolute but weak relative returns.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. On February 25, 2005, the Constellation TIP Core Growth Fund reorganized into the Turner Core Growth Fund.
** The inception date of the Turner Core Growth Fund (Class I Shares) was February 28, 2001. Index returns are based on Class I Shares inception date.
*** The inception date of the Turner Core Growth Fund (Class II Shares) was August 1, 2005.
+     Percentages based on total investments.

                                             TURNER FUNDS 2006 ANNUAL REPORT | 9

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER EMERGING GROWTH FUND (FORMERLY TURNER MICRO CAP GROWTH FUND)

--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2006

o     Ticker symbol TMCGX
o     CUSIP #872524301
o     Top 5 holdings
      (1)   Bucyrus International, Cl A
      (2)   NS Group
      (3)   Itron
      (4)   Quality Systems
      (5)   ESCO Technologies
o     % in 5 largest holdings 7.9%+
o     Number of holdings 107
o     Price/earnings ratio 17.8
o     Weighted average market capitalization $0.92 billion
o     % of holdings with positive earnings surprises 74.7%
o     % of holdings with negative earnings surprises 25.3%
o     Net assets $565 million

                                     [CHART]

MARKET CAPITALIZATION   [ ]     [ ]     [ ]
SMALL   <--->   LARGE   [ ]     [ ]     [ ]
                        [ ]     [ ]     [X]

            VALUE <---> GROWTH
             INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER EMERGING GROWTH FUND:
FEBRUARY 27, 1998-SEPTEMBER 30, 2006*

                                  [LINE GRAPH]

    Initial Investment Date   2/27/98   Sep 98   Sep 99    Sep 00    Sep 01    Sep 02    Sep 03    Sep 04    Sep 05    Sep 06
---------------------------   -------   ------   -------   -------   -------   -------   -------   -------   -------   -------
TURNER EMERGING GROWTH FUND   $10,000   $9,882   $21,093   $48,308   $38,535   $38,489   $49,709   $61,410   $78,544   $82,432
  Russell 2000 Growth Index   $10,000   $7,625   $10,113   $13,113   $ 7,528   $ 6,161   $ 8,731   $ 9,772   $11,528   $12,206

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2006)

                                              ONE    THREE    FIVE       SINCE
                                              YEAR   YEARS    YEARS    INCEPTION
--------------------------------------------------------------------------------
Turner Emerging Growth Fund                   4.95%  18.37%   16.43%    27.85%
Russell 2000 Growth Index                     5.88%  11.81%   10.15%     2.35%
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

41.0% Cash equivalents/short-term investments++

15.4% Industrials

10.8% Health care

 9.6% Information technology

 8.9% Energy

 6.0% Financials

 4.0% Consumer discretionary

 2.4% Consumer staples

 1.5% Materials & processing

 0.3% Telecommunication services

 0.1% Utilities

MANAGER'S DISCUSSION AND ANALYSIS

The Turner Emerging Growth Fund (TMCGX), formerly the Turner Micro Cap Growth Fund, rose 4.95% in the 12 months ended September 30. That return lagged its benchmark, the Russell 2000 Growth Index, by 0.93 percentage point.

Four of the fund's 11 sector positions outperformed their corresponding index sectors. Consumer-staples holdings, a 2% weighting, contributed the most, soaring 134%. Beverage, food-retailing, and food-processing stocks were especially strong. The primary detractors from performance were information-technology and financials holdings, a 16% weighting. Laggards included software, digital-networking, information-services, real-estate, and financial-services stocks.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Emerging Growth Fund was February 27, 1998.
+     Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 9 in Notes to Financial Statements for more detailed information.

10 | TURNER FUNDS 2006 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2006

o     Ticker symbol TSGEX
o     CUSIP #87252R839
o     Top 5 holdings
      (1)   General Electric
      (2)   Cisco Systems
      (3)   PepsiCo
      (4)   Google, Cl A
      (5)   Gilead Sciences
o     % in 5 largest holdings 21.7%+
o     Number of holdings 57
o     Price/earnings ratio 19.5
o     Weighted average market capitalization $77.04 billion
o     % of holdings with positive earnings surprises 82.4%
o     % of holdings with negative earnings surprises 17.6%
o     Net assets $20 million

                                     [CHART]

MARKET CAPITALIZATION   [ ]     [ ]     [X]
SMALL   <--->   LARGE   [ ]     [ ]     [ ]
                        [ ]     [ ]     [ ]

            VALUE <---> GROWTH
             INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000  INVESTMENT IN THE TURNER LARGE CAP GROWTH FUND:
JUNE 14, 2000-SEPTEMBER 30, 2006*

                                  [LINE GRAPH]

     Initial Investment Date   6/14/00   Sep 00   Sep 01   Sep 02   Sep 03   Sep 04   Sep 05   Sep 06
----------------------------   -------   ------   ------   ------   ------   ------   ------   ------
TURNER LARGE CAP GROWTH FUND   $10,000   $9,810   $4,700   $3,500   $4,620   $4,835   $5,419   $5,604
Russell Top 200 Growth Index   $10,000   $9,546   $5,318   $4,053   $4,978   $5,273   $5,683   $6,013
   Russell 1000 Growth Index   $10,000   $9,691   $5,268   $4,082   $5,140   $5,526   $6,167   $6,540

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2006)

                                              ONE     THREE   FIVE      SINCE
                                              YEAR    YEARS   YEARS   INCEPTION
--------------------------------------------------------------------------------
Turner Large Cap Growth Fund                  3.40%   6.64%   3.58%   (8.79)%
Russell Top 200 Growth Index                  5.80%   6.50%   2.49%   (7.76)%
Russell 1000 Growth Index                     6.04%   8.35%   4.42%   (6.52)%
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

31.1% Information technology

18.9% Health care

13.8% Consumer discretionary

 9.5% Industrials

 9.4% Consumer staples

 9.4% Financials

 2.3% Energy

 2.2% Materials & processing

 2.2% Telecommunication services

 1.2% Cash equivalents

MANAGER'S DISCUSSION AND ANALYSIS

Substantial underperformance in industrials and information-technology shares impaired the performance of the Turner Large Cap Growth Fund (TSGEX) in the 12-month period ended September 30. The fund gained 3.40%, trailing the Russell Top 200 Growth Index by 2.40 percentage points and the Russell 1000 Growth Index by 2.64 percentage points.

Five of the fund's 10 sector positions beat their index sectors. In industrials and information-technology, a 41% weighting, semiconductor-capital-equipment, heavy-equipment, semiconductor, telecommunications, and software stocks detracted most from results. Telecommunication-services and financials shares, which accounted for 12% of the portfolio, outperformed their corresponding index sectors markedly. Strong performers in those sectors included telecommunications, natural-gas-utility, investment-management, brokerage, and financial-exchange stocks.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Large Cap Growth Fund was June 14, 2000.
+     Percentages based on total investments.

                                            TURNER FUNDS 2006 ANNUAL REPORT | 11

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2006

o     Ticker symbol TLVFX
o     CUSIP #900297821
o     Top 5 holdings
      (1)   Bank of America
      (2)   Exxon Mobil
      (3)   Citigroup
      (4)   JPMorgan Chase
      (5)   Pfizer
o     % in 5 largest holdings 20.8%+
o     Number of holdings 77
o     Price/earnings ratio 13.2
o     Weighted average market capitalization $100.31 billion
o     % of holdings with positive earnings surprises 83.3%
o     % of holdings with negative earnings surprises 16.0%
o     Net assets $0.6 million

                                     [CHART]

MARKET CAPITALIZATION   [X]     [ ]     [ ]
SMALL   <--->   LARGE   [ ]     [ ]     [ ]
                        [ ]     [ ]     [ ]

            VALUE <---> GROWTH
             INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER LARGE CAP VALUE FUND:
OCTOBER 10, 2005-SEPTEMBER 30, 2006*

                                  [LINE GRAPH]

    Initial Investment Date    10/10/05    Sep 06
---------------------------    --------   -------
TURNER LARGE CAP VALUE FUND     $10,000   $11,492
   Russell 1000 Value Index     $10,000   $11,921

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2006)

                                                                         SINCE
                                                                       INCEPTION
--------------------------------------------------------------------------------
Turner Large Cap Value Fund                                            14.92%**
Russell 1000 Value Index                                               19.21%**
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

36.4% Financials

13.0% Energy

 9.4% Industrials

 9.2% Health care

 7.7% Consumer discretionary

 6.9% Consumer staples

 5.9% Utilities

 4.6% Telecommunication services

 4.1% Information technology

 1.8% Cash equivalents

 1.0% Materials & processing

MANAGER'S DISCUSSION AND ANALYSIS

In its first 11-plus months, the Turner Large Cap Value Fund (TLVFX) gained 14.92%. That return trailed the Russell 1000 Value Index's 19.21% gain by 4.29 percentage points.

The fund is invested in large-cap value stocks that rank highly in a proprietary quantitative model. Financials stocks, a 36% weighting, enhanced performance to the greatest degree. Four of the fund's 11 sector positions beat their corresponding index sectors. Hurting results the most were utilities and health-care stocks, which represented 15% of the portfolio. Industrials stocks produced the highest return, more than 20%. Materials/ processing stocks recorded the biggest loss, 10%.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Large Cap Value Fund was October 10, 2005.
**    Cumulative return, not annualized.
+     Percentages based on total investments.

12 | TURNER FUNDS 2006 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER MIDCAP GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2006

o     Ticker symbol TMGFX,
      Class I Shares
o     CUSIP #900297409,
      Class I Shares
o     Top 5 holdings
      (1)   NII Holdings
      (2)   International Game Technology
      (3)   Coach
      (4)   T. Rowe Price Group
      (5)   Precision Castparts
o     % in 5 largest holdings 9.4%+
o     Number of holdings 121
o     Price/earnings ratio 20.8
o     Weighted average market capitalization $7.26 billion
o     % of holdings with positive earnings surprises 83.5%
o     % of holdings with negative earnings surprises 16.1%
o     Net assets $1 billion, Class I Shares

                                     [CHART]

MARKET CAPITALIZATION   [ ]     [ ]     [ ]
SMALL   <--->   LARGE   [ ]     [ ]     [X]
                        [ ]     [ ]     [ ]

            VALUE <---> GROWTH
             INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER MIDCAP GROWTH FUND, CLASS I SHARES:
OCTOBER 1, 1996-SEPTEMBER 30, 2006*,**

                                  [LINE GARPH]

Initial Investment Date   10/1/96   Sep 97    Sep 98    Sep 99    Sep 00    Sep 01    Sep 02    Sep 03    Sep 04   Sep 05    Sep 06
-----------------------   -------   -------   -------   -------   -------   -------   -------   -------  -------   -------   -------
  TURNER MID CAP GROWTH
   FUND, CLASS I SHARES   $10,000   $14,377   $14,555   $26,792   $52,874   $21,678   $17,169   $24,346  $26,152   $32,881   $34,427
  Russell Midcap Growth
                  Index   $10,000   $13,029   $11,808   $16,200   $25,979   $12,530   $10,588   $14,705  $16,717   $20,642   $22,093


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2006)

                                             ONE     THREE    FIVE      SINCE
                                             YEAR    YEARS    YEARS   INCEPTION
--------------------------------------------------------------------------------
Turner Midcap Growth Fund, Class I Shares    4.70%   12.24%    9.69%  13.16%**
Turner Midcap Growth Fund, Class II Shares   4.13%   11.67%    9.14%   9.25%***
Russell Midcap Growth Index                  7.03%   14.53%   12.01%   8.25%**
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

20.0% Information technology

16.7% Consumer discretionary

13.3% Health care

12.9% Cash equivalents/short-term investments++

11.0% Industrials

 9.7% Financials

 6.2% Energy

 5.5% Telecommunication services

 2.9% Consumer staples

 1.4% Materials & processing

 0.4% Utilities

MANAGER'S DISCUSSION AND ANALYSIS

In the 12-month period ended September 30, the Turner Midcap Growth Fund, Class I Shares (TMGFX), returned 4.70%, a performance that trailed the Russell Midcap Growth Index by 2.33 percentage points.

Performance was enhanced by strong returns in industrials and consumer-staples stocks, with a combined weighting of 14%. Semiconductor-capital-equipment, industrial-equipment, beverage, food-processing, and food-retailing stocks were the big gainers. Weak relative returns in the health-care and consumer-discretionary sectors, which accounted for 30% of the portfolio, detracted from results. Altogether, five of 11 sector positions outperformed their corresponding index sectors.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares.
** The inception date of the Turner Midcap Growth Fund (Class I Shares) was October 1, 1996. Index returns are based on Class I Shares inception date.
*** The inception date of the Turner Midcap Growth Fund (Class II Shares) was September 24, 2001.
+     Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 9 in Notes to Financial Statements for more detailed information.

                                            TURNER FUNDS 2006 ANNUAL REPORT | 13

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER NEW ENTERPRISE FUND

--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2006

o     Ticker symbol TBTBX
o     CUSIP #87252R797
o     Top 5 holdings
      (1)   Apple Computer
      (2)   Akamai Technologies
      (3)   Google, Cl A
      (4)   NII Holdings
      (5)   Gilead Sciences
o     % in 5 largest holdings 22.3%+
o     Number of holdings 48
o     Price/earnings ratio 25.7
o     Weighted average market capitalization $22.42 billion
o     % of holdings with positive earnings surprises 84.8%
o     % of holdings with negative earnings surprises 15.2%
o     Net assets $24 million

                                     [CHART]

MARKET CAPITALIZATION   [ ]     [ ]     [ ]
SMALL   <--->   LARGE   [ ]     [ ]     [X]
                        [ ]     [ ]     [ ]

            VALUE <---> GROWTH
             INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER NEW ENTERPRISE FUND:
JUNE 30, 2000-SEPTEMBER 30, 2006*

                                  [LINE GRAPH]

   Initial Investment Date   6/30/00   Sep 00    Sep 01   Sep 02   Sep 03   Sep 04   Sep 05   Sep 06
--------------------------   -------   -------   ------   ------   ------   ------   ------   ------
TURNER NEW ENTERPRISE FUND   $10,000   $12,520   $3,290   $2,270   $4,340   $4,521   $5,861   $6,261
    NASDAQ Composite Index   $10,000   $ 9,264   $3,792   $2,976   $4,556   $4,862   $5,552   $5,875

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2006)

                                             ONE     THREE    FIVE       SINCE
                                             YEAR    YEARS    YEARS    INCEPTION
--------------------------------------------------------------------------------
Turner New Enterprise Fund                   6.83%   12.99%   13.73%    (7.22)%
NASDAQ Composite Index                       5.83%    8.84%    9.15%    (8.15)%
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

51.9% Information technology

19.7% Cash equivalents/short-term investments++

 9.4% Health care

 7.4% Consumer discretionary

 5.6% Telecommunication services

 4.9% Financials

 1.1% Industrials

MANAGER'S DISCUSSION AND ANALYSIS

Outsized gains in three sectors were central to the 6.83% advance of the Turner New Enterprise Fund (TBTBX) in the 12 months ended September 30. The fund's return exceeded that of the NASDAQ Composite Index by 1.00 percentage point.

Returns in the industrials and health-care sectors, an 11% weighting, exceeded those of their corresponding index sectors and provided most of the fund's margin of outperformance. Beverage, food-retailing, semiconductor-capital-equipment, pharmaceutical, and biotechnology stocks led the way. Detracting from performance was a 57% position in financials and information-technology stocks, with investment-management, financial-transaction-processing, telecommunications, and software stocks recording poor relative returns. Overall, four of the fund's seven sector positions trumped their index sectors.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner New Enterprise Fund was June 30, 2000.
+     Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 9 in Notes to Financials for more detailed information.

14 | TURNER FUNDS 2006 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SMALL CAP EQUITY FUND

--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2006

o     Ticker symbol TSEIX
o     CUSIP #87252R714
o     Top 5 holdings
      (1)   Clean Harbors
      (2)   Washington Group International
      (3)   iShares Russell 2000 Index Fund
      (4)   PolyMedica
      (5)   Vail Resorts
o     % in 5 largest holdings 7.5%+
o     Number of holdings 101
o     Price/earnings ratio 17.4
o     Weighted average market capitalization $1.43 billion
o     % of holdings with positive earnings surprises 72.2%
o     % of holdings with negative earnings surprises 26.6%
o     Net assets $81 million

                                     [CHART]

MARKET CAPITALIZATION   [ ]     [ ]     [ ]
SMALL   <--->   LARGE   [ ]     [ ]     [ ]
                        [ ]     [X]     [ ]

            VALUE <---> GROWTH
             INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP EQUITY FUND:
MARCH 4, 2002-SEPTEMBER 30, 2006*

                                  [LINE GRAPH]

     Initial Investment Date   3/4/02    Sep 02    Sep 03   Sep 04    Sep 05    Sep 06
----------------------------   -------   ------   -------   -------   -------   -------
TURNER SMALL CAP EQUITY FUND   $10,000   $9,299   $12,278   $15,317   $17,671   $18,639
          Russell 2000 Index   $10,000   $7,485   $10,217   $12,134   $14,313   $15,732

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2006)

                                                      ONE     THREE      SINCE
                                                      YEAR    YEARS    INCEPTION
--------------------------------------------------------------------------------
Turner Small Cap Equity Fund                          5.48%   14.93%    14.59%
Russell 2000 Index                                    9.92%   15.48%    10.41%
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

21.5% Financials

20.5% Information technology

14.3% Consumer discretionary

12.7% Industrials

 9.5% Health care

 6.2% Cash equivalents/short-term investments++

 4.2% Utilities

 3.4% Energy

 3.3% Materials & processing

 2.2% Consumer staples

 2.2% Telecommunication services

MANAGER'S DISCUSSION AND ANALYSIS

The Turner Small Cap Equity Fund (TSEIX) returned 5.48% in the 12-month period ended September 30. That return lagged the Russell 2000 Index by 4.44 percentage points.

The fund is invested in both growth and value stocks in the 11 market sectors, most of which registered positive returns. However, the fund's growth holdings and positions in the materials/processing and energy sectors fared poorly. Energy holdings, a 3% weighting, lost 19%; oil-service shares were especially weak. Three of the fund's 11 sector positions -- financials, industrials, and consumer discretionary, constituting 49% of the portfolio -- beat their corresponding index sectors; banking, financial-technology, heavy-equipment, and retailing stocks were standouts. Industrials stocks produced the highest absolute return, more than 10%.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Small Cap Equity Fund was March 4, 2002.
+     Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 9 in Notes to Financial Statements for more detailed information.

                                            TURNER FUNDS 2006 ANNUAL REPORT | 15

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2006

o     Ticker symbol TSCEX
o     CUSIP #900297300
o     Top 5 holdings
      (1)   Psychiatric Solutions
      (2)   Mentor
      (3)   Time Warner Telecom, Cl A
      (4)   Digital River
      (5)   aQuantive
o     % in 5 largest holdings 6.1%+
o     Number of holdings 141
o     Price/earnings ratio 20.8
o     Weighted average market capitalization $1.38 billion
o     % of holdings with positive earnings surprises 82.7%
o     % of holdings with negative earnings surprises 16.6%
o     Net assets $248 million

                                     [CHART]

MARKET CAPITALIZATION   [ ]     [ ]     [ ]
SMALL   <--->   LARGE   [ ]     [ ]     [ ]
                        [ ]     [ ]     [X]

            VALUE <---> GROWTH
             INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP GROWTH FUND:
SEPTEMBER 30, 1996-SEPTEMBER 30, 2006*

                                  [LINE GRAPH]

     Initial Investment Date  9/30/96  Sep 97   Sep 98  Sep 99    Sep 00  Sep 01   Sep 02  Sep 03    Sep 04  Sep 05   Sep 06
----------------------------  -------  -------  ------  -------   ------  -------  ------  -------  -------  -------  -------
Turner Small Cap Growth Fund  $10,000  $11,664  $9,693  $15,425  $24,074  $12,083  $9,744  $14,576  $16,468  $19,055  $20,206
   Russell 2000 Growth Index  $10,000  $12,335  $9,272  $12,298  $15,945  $ 9,154  $7,492  $10,617  $11,883  $14,018  $14,843

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING SEPTEMBER 30, 2006)

                                     ONE     THREE    FIVE      TEN      SINCE
                                     YEAR    YEARS    YEARS    YEARS   INCEPTION
--------------------------------------------------------------------------------
Turner Small Cap Growth Fund         6.04%   11.50%   10.83%   7.29%    13.51%
Russell 2000 Growth Index            5.88%   11.81%   10.15%   4.03%     6.02%
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

25.3% Information technology

16.3% Health care

14.2% Cash equivalents/short-term investments++

12.7% Consumer discretionary

10.9% Industrials

 7.8% Financials

 5.4% Energy

 2.9% Materials & processing

 2.4% Consumer staples

 2.1% Telecommunication services

MANAGER'S DISCUSSION AND ANALYSIS

The Turner Small Cap Growth Fund (TSCEX) produced double-digit gains in six of the 10 market sectors in which it was invested in the 12-month period ended September 30. That powered the fund to a 6.04% gain, outperforming the Russell 2000 Growth Index by 0.16 percentage point.

The fund's best relative performers were consumer-discretionary and financials stocks, a 21% weighting. Winners included Internet, retailing, staffing-services, consulting, brokerage, real-estate, and investment-management shares. Information-technology and health-care stocks, a 42% weighting, were the biggest drags on performance; telecommunications, digital-networking, biotechnology, and health-services shares lost money.

--------------------------------------------------------------------------------

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph and table do not reflect the deduction of taxes the shareholder will pay on Fund distributions or the redemptions of Fund shares. The inception date of the Turner Small Cap Growth Fund was February 7, 1994.
+     Percentages based on total investments.
++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 9 in Notes to Financial Statements for more detailed information.

16 | TURNER FUNDS 2006 ANNUAL REPORT

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER CONCENTRATED GROWTH FUND
September 30, 2006

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.8%
--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--8.2%
--------------------------------------------------------------------------------
Apple Computer*                                         21,560    $       1,661
SanDisk* #                                              27,700            1,483
                                                                  --------------
Total Computer & peripheral equipment manufacturing                       3,144
                                                                  --------------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--3.7%
--------------------------------------------------------------------------------
Sun Microsystems*                                      282,140            1,402
                                                                  --------------
Total Computer systems design & related services                          1,402
                                                                  --------------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--4.2%
--------------------------------------------------------------------------------
UBS                                                     27,300            1,619
                                                                  --------------
Total Depository credit intermediation                                    1,619
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--4.8%
--------------------------------------------------------------------------------
General Electric                                        51,980            1,835
                                                                  --------------
Total Electrical equipment manufacturing                                  1,835
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.5%
--------------------------------------------------------------------------------
Nutri/System* #                                         15,160              944
                                                                  --------------
Total Electronic shopping & mail-order houses                               944
                                                                  --------------

--------------------------------------------------------------------------------
HOME HEALTH CARE SERVICES--3.3%
--------------------------------------------------------------------------------
Intuitive Surgical*                                     11,840            1,248
                                                                  --------------
Total Home health care services                                           1,248
                                                                  --------------

--------------------------------------------------------------------------------
INFORMATION SERVICES--5.1%
--------------------------------------------------------------------------------
Google, Cl A*                                            4,810            1,933
                                                                  --------------
Total Information services                                                1,933
                                                                  --------------

--------------------------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--3.6%
--------------------------------------------------------------------------------
Toyota Motor ADR                                        12,830            1,397
                                                                  --------------
Total Motor vehicle manufacturing                                         1,397
                                                                  --------------

--------------------------------------------------------------------------------
NATURAL GAS TRANSMISSION & DISTRIBUTION--2.9%
--------------------------------------------------------------------------------
ABB ADR #                                               84,000            1,107
                                                                  --------------
Total Natural gas transmission & distribution                             1,107
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--3.2%
--------------------------------------------------------------------------------
Ciena*                                                  44,845    $       1,222
                                                                  --------------
Total Other electrical equipment & component
   manufacturing                                                          1,222
                                                                  --------------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--4.8%
--------------------------------------------------------------------------------
Coach*                                                  53,750            1,849
                                                                  --------------
Total Other leather & allied product manufacturing                        1,849
                                                                  --------------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--3.6%
--------------------------------------------------------------------------------
International Game Technology                           33,560            1,393
                                                                  --------------
Total Other miscellaneous manufacturing                                   1,393
                                                                  --------------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--8.8%
--------------------------------------------------------------------------------
Allergan                                                10,140            1,142
Gilead Sciences*                                        32,150            2,209
                                                                  --------------
Total Pharmaceutical & medicine manufacturing                             3,351
                                                                  --------------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--4.2%
--------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings                     3,340            1,597
                                                                  --------------
Total Securities & commodity exchanges                                    1,597
                                                                  --------------

--------------------------------------------------------------------------------
SEMICONDUCTOR & ELECTRONIC COMPONENT MANUFACTURING--18.5%
--------------------------------------------------------------------------------
Applied Materials                                       72,910            1,293
Broadcom, Cl A* #                                       39,950            1,212
Flextronics International* #                            74,730              945
JDS Uniphase*                                          588,150            1,288
MEMC Electronic Materials*                              34,880            1,278
Texas Instruments                                       31,290            1,040
                                                                  --------------
Total Semiconductor & electronic component
   manufacturing                                                          7,056
                                                                  --------------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--11.2%
--------------------------------------------------------------------------------
Activision*                                             50,870              768
Akamai Technologies* #                                  34,580            1,729
Citrix Systems*                                         28,900            1,046
Salesforce.com*                                         20,350              730
                                                                  --------------
Total Software publishers                                                 4,273
                                                                  --------------

                                            TURNER FUNDS 2006 ANNUAL REPORT | 17

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--7.2%
--------------------------------------------------------------------------------
Crown Castle International*                             32,900    $       1,159
NII Holdings*                                           25,350            1,576
                                                                  --------------
Total Telecommunications                                                  2,735
                                                                  --------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $32,767)                                                        38,105
================================================================================

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES--20.4%
--------------------------------------------------------------------------------
Boston Global Investment Trust -- Quality
   Portfolio (1)                                     7,797,600            7,798
                                                                  --------------

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES
   (COST $7,798)                                                          7,798
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--0.3%
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional
   Shares, 5.212%**                                     97,709               98
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $98)                                                                98
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--120.5%
   (COST $40,663)                                                 $      46,001
================================================================================

Percentages are based on Net Assets of $38,180.***
  *   Non-income producing security
 **   Rate shown is the 7-day effective yield as of September 30, 2006.
***   This number has been rounded to the nearest thousands.
  # Security fully or partially on loan at September 30, 2006. The total value of securities on loan at September 30, 2006, was $7,410,186.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

18 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER CORE GROWTH FUND
September 30, 2006

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.0%
--------------------------------------------------------------------------------
ACTIVITIES RELATED TO REAL ESTATE--0.8%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Cl A*                           29,950    $         737
                                                                  --------------
Total Activities related to real estate                                     737
                                                                  --------------

--------------------------------------------------------------------------------
ADMINISTRATION OF HUMAN RESOURCE PROGRAMS--0.9%
--------------------------------------------------------------------------------
Express Scripts*                                        11,590              875
                                                                  --------------
Total Administration of human resource programs                             875
                                                                  --------------

--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.0%
--------------------------------------------------------------------------------
Omnicom Group                                            9,830              920
                                                                  --------------
Total Advertising & related services                                        920
                                                                  --------------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY MANUFACTURING--2.4%
--------------------------------------------------------------------------------
Cameron International*                                  25,100            1,213
National Oilwell Varco*                                 18,570            1,087
                                                                  --------------
Total Agriculture, construction & mining machinery
   manufacturing                                                          2,300
                                                                  --------------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--3.3%
--------------------------------------------------------------------------------
Fomento Economico Mexicano ADR                           8,550              829
PepsiCo                                                 36,110            2,356
                                                                  --------------
Total Beverage manufacturing                                              3,185
                                                                  --------------

--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.7%
--------------------------------------------------------------------------------
Comcast, Cl A*                                          43,690            1,610
                                                                  --------------
Total Cable networks & program distribution                               1,610
                                                                  --------------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--2.5%
--------------------------------------------------------------------------------
Motorola                                                51,110            1,278
Qualcomm                                                29,150            1,059
                                                                  --------------
Total Communications equipment manufacturing                              2,337
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--2.7%
--------------------------------------------------------------------------------
Apple Computer*                                         25,030    $       1,928
SanDisk*                                                12,290              658
                                                                  --------------
Total Computer & peripheral equipment manufacturing                       2,586
                                                                  --------------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--0.7%
--------------------------------------------------------------------------------
Global Payments                                         14,330              631
                                                                  --------------
Total Data processing services                                              631
                                                                  --------------

--------------------------------------------------------------------------------
DEPARTMENT STORES--0.8%
--------------------------------------------------------------------------------
TJX                                                     26,370              739
                                                                  --------------
Total Department stores                                                     739
                                                                  --------------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--7.2%
--------------------------------------------------------------------------------
Kookmin Bank ADR                                         8,230              642
Mellon Financial                                        51,550            2,016
UBS                                                     34,770            2,062
Wells Fargo                                             60,480            2,188
                                                                  --------------
Total Depository credit intermediation                                    6,908
                                                                  --------------

--------------------------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--0.7%
--------------------------------------------------------------------------------
Henry Schein*                                           13,430              673
                                                                  --------------
Total Drugs & druggists' sundries wholesale                                 673
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--4.8%
--------------------------------------------------------------------------------
General Electric                                       128,500            4,536
                                                                  --------------
Total Electrical equipment manufacturing                                  4,536
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRONIC INSTRUMENT MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Roper Industries                                        16,140              722
Thermo Electron*                                        20,020              788
                                                                  --------------
Total Electronic instrument manufacturing                                 1,510
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--0.5%
--------------------------------------------------------------------------------
Nutri/System*                                            7,380              460
                                                                  --------------
Total Electronic shopping & mail-order houses                               460
                                                                  --------------

                                            TURNER FUNDS 2006 ANNUAL REPORT | 19

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
FOUNDRIES--0.7%
--------------------------------------------------------------------------------
Precision Castparts                                     10,650    $         673
                                                                  --------------
Total Foundries                                                             673
                                                                  --------------

--------------------------------------------------------------------------------
GRAIN & OILSEED MILLING--1.2%
--------------------------------------------------------------------------------
Archer-Daniels-Midland                                  30,370            1,150
                                                                  --------------
Total Grain & oilseed milling                                             1,150
                                                                  --------------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.6%
--------------------------------------------------------------------------------
CVS                                                     18,270              587
                                                                  --------------
Total Health & personal care stores                                         587
                                                                  --------------

--------------------------------------------------------------------------------
HOME HEALTH CARE SERVICES--0.4%
--------------------------------------------------------------------------------
Intuitive Surgical*                                      3,830              404
                                                                  --------------
Total Home health care services                                             404
                                                                  --------------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Kla-Tencor                                              22,170              986
                                                                  --------------
Total Industrial machinery manufacturing                                    986
                                                                  --------------

--------------------------------------------------------------------------------
INFORMATION SERVICES--3.0%
--------------------------------------------------------------------------------
Google, Cl A*                                            7,160            2,878
                                                                  --------------
Total Information services                                                2,878
                                                                  --------------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--4.2%
--------------------------------------------------------------------------------
Chubb                                                   31,800            1,652
W.R. Berkley                                            33,780            1,196
WellPoint*                                              15,230            1,173
                                                                  --------------
Total Insurance carriers                                                  4,021
                                                                  --------------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.7%
--------------------------------------------------------------------------------
Starbucks*                                              19,190              653
                                                                  --------------
Total Limited-service eating places                                         653
                                                                  --------------

--------------------------------------------------------------------------------
MANAGEMENT & TECHNICAL CONSULTING SERVICES--0.6%
--------------------------------------------------------------------------------
C.H. Robinson Worldwide                                 12,850              573
                                                                  --------------
Total Management & technical consulting services                            573
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Baxter International                                    28,090    $       1,277
                                                                  --------------
Total Medical equipment & supplies
   manufacturing                                                          1,277
                                                                  --------------

--------------------------------------------------------------------------------
METAL ORE MINING--1.5%
--------------------------------------------------------------------------------
BHP Billiton ADR                                        26,920            1,020
Cameco                                                  12,430              454
                                                                  --------------
Total Metal ore mining                                                    1,474
                                                                  --------------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.7%
--------------------------------------------------------------------------------
Schlumberger                                            11,420              708
Weatherford International*                              22,840              953
                                                                  --------------
Total Mining support activities                                           1,661
                                                                  --------------

--------------------------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.0%
--------------------------------------------------------------------------------
News, Cl A                                              47,560              934
                                                                  --------------
Total Motion picture & video industries                                     934
                                                                  --------------

--------------------------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Toyota Motor ADR                                        12,010            1,308
                                                                  --------------
Total Motor vehicle manufacturing                                         1,308
                                                                  --------------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.8%
--------------------------------------------------------------------------------
American Express                                        29,840            1,673
                                                                  --------------
Total Nondepository credit intermediation                                 1,673
                                                                  --------------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--2.1%
--------------------------------------------------------------------------------
Ultra Petroleum*                                        14,930              718
XTO Energy                                              30,106            1,269
                                                                  --------------
Total Oil & gas extraction                                                1,987
                                                                  --------------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.1%
--------------------------------------------------------------------------------
T. Rowe Price Group                                     42,650            2,041
                                                                  --------------
Total Other financial investment activities                               2,041
                                                                  --------------

20 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Coach*                                                  24,860    $         855
                                                                  --------------
Total Other leather & allied product manufacturing                          855
                                                                  --------------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.0%
--------------------------------------------------------------------------------
International Game Technology                           30,270            1,256
Scientific Games, Cl A*                                 19,070              607
                                                                  --------------
Total Other miscellaneous manufacturing                                   1,863
                                                                  --------------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--2.8%
--------------------------------------------------------------------------------
Occidental Petroleum                                    38,850            1,869
Valero Energy                                           16,150              831
                                                                  --------------
Total Petroleum & coal products manufacturing                             2,700
                                                                  --------------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--6.5%
--------------------------------------------------------------------------------
Abbott Laboratories                                     28,820            1,400
Allergan                                                 9,770            1,100
Gilead Sciences*                                        26,280            1,805
Novartis ADR                                            15,590              911
Roche Holding ADR                                       11,900            1,026
                                                                  --------------
Total Pharmaceutical & medicine manufacturing                             6,242
                                                                  --------------

--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.8%
--------------------------------------------------------------------------------
Questar                                                  8,970              733
                                                                  --------------
Total Pipeline transportation of natural gas                                733
                                                                  --------------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.6%
--------------------------------------------------------------------------------
Celgene*                                                13,800              598
Monsanto                                                19,700              926
                                                                  --------------
Total Scientific R&D services                                             1,524
                                                                  --------------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS BROKERAGE--4.8%
--------------------------------------------------------------------------------
Charles Schwab                                         104,710            1,875
Goldman Sachs Group                                     15,920            2,693
                                                                  --------------
Total Securities & commodity contracts brokerage                          4,568
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--2.4%
--------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings                     4,040    $       1,932
NASDAQ Stock Market*                                    12,890              390
                                                                  --------------
Total Securities & commodity exchanges                                    2,322
                                                                  --------------

--------------------------------------------------------------------------------
SEMICONDUCTOR & ELECTRONIC COMPONENT MANUFACTURING--8.3%
--------------------------------------------------------------------------------
Applied Materials                                       91,120            1,616
Cisco Systems*                                         130,410            2,999
Flextronics International*                              37,710              477
MEMC Electronic Materials*                              17,720              649
Micron Technology*                                      43,350              754
Texas Instruments                                       42,320            1,407
                                                                  --------------
Total Semiconductor & electronic component
   manufacturing                                                          7,902
                                                                  --------------

--------------------------------------------------------------------------------
SOAP, CLEANING COMPOUND & TOILETRY MANUFACTURING--3.2%
--------------------------------------------------------------------------------
Colgate-Palmolive                                       18,410            1,143
Procter & Gamble                                        30,070            1,864
                                                                  --------------
Total Soap, cleaning compound & toiletry
   manufacturing                                                          3,007
                                                                  --------------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--1.5%
--------------------------------------------------------------------------------
Akamai Technologies*                                     8,290              414
Electronic Arts*                                        11,510              641
Salesforce.com*                                         10,450              375
                                                                  --------------
Total Software publishers                                                 1,430
                                                                  --------------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--4.9%
--------------------------------------------------------------------------------
Crown Castle International*                             18,180              641
Leap Wireless International*                            18,790              911
NII Holdings*                                           31,770            1,975
Time Warner Telecom, Cl A*                              59,600            1,133
                                                                  --------------
Total Telecommunications                                                  4,660
                                                                  --------------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--1.5%
--------------------------------------------------------------------------------
Las Vegas Sands*                                         9,720              664
Starwood Hotels & Resorts Worldwide                     14,000              801
                                                                  --------------
Total Traveler accommodation                                              1,465
                                                                  --------------

                                            TURNER FUNDS 2006 ANNUAL REPORT | 21

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.9%
--------------------------------------------------------------------------------
Aqua America                                            38,506    $         845
                                                                  --------------
Total Water, sewage & other systems                                         845
                                                                  --------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $85,969)                                                        94,403
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--4.6%
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional
   Shares, 5.212%**                                  4,372,793            4,373

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $4,373)                                                          4,373
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--103.6%
   (COST $90,342)                                                 $      98,776
================================================================================

Percentages are based on Net Assets of $95,353.***
  *   Non-income producing security
 **   Rate shown is the 7-day effective yield as of September 30, 2006.
***   This number has been rounded to the nearest thousands.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

22 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER EMERGING GROWTH FUND
September 30, 2006

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
COMMON STOCK--87.9%
--------------------------------------------------------------------------------
ACCOUNTING & BOOKKEEPING SERVICES--0.6%
--------------------------------------------------------------------------------
CBIZ* #                                                481,420    $       3,514
                                                                  --------------
Total Accounting & bookkeeping services                                   3,514
                                                                  --------------

--------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--2.1%
--------------------------------------------------------------------------------
AAR* #                                                 154,530            3,684
Heico #                                                128,860            4,420
LMI Aerospace*                                         215,580            3,988
                                                                  --------------
Total Aerospace product & parts manufacturing                            12,092
                                                                  --------------

--------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE RELATED ACTIVITIES--0.8%
--------------------------------------------------------------------------------
HealthExtras* #                                        153,679            4,351
                                                                  --------------
Total Agencies & other insurance related activities                       4,351
                                                                  --------------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY MANUFACTURING--4.1%
--------------------------------------------------------------------------------
Bucyrus International, Cl A #                          342,760           14,540
Lufkin Industries #                                     97,120            5,139
NATCO Group, Cl A* #                                   122,630            3,532
                                                                  --------------
Total Agriculture, construction & mining machinery
   manufacturing                                                         23,211
                                                                  --------------

--------------------------------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS MANUFACTURING--3.7%
--------------------------------------------------------------------------------
Dynamic Materials #                                    265,320            8,602
RTI International Metals* #                            283,527           12,356
                                                                  --------------
Total Architectural & structural metals manufacturing                    20,958
                                                                  --------------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Tetra Technologies* #                                  301,270            7,279
                                                                  --------------
Total Basic chemical manufacturing                                        7,279
                                                                  --------------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--0.3%
--------------------------------------------------------------------------------
Boston Beer, Cl A* #                                    53,424            1,755
                                                                  --------------
Total Beverage manufacturing                                              1,755
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
BUSINESS SUPPORT SERVICES--0.9%
--------------------------------------------------------------------------------
ICT Group* #                                           159,740     $      5,027
                                                                  --------------
Total Business support services                                           5,027
                                                                  --------------

--------------------------------------------------------------------------------
CLOTHING STORES--0.5%
--------------------------------------------------------------------------------
Mothers Work* #                                         57,012            2,743
                                                                  --------------
Total Clothing stores                                                     2,743
                                                                  --------------

--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT RENTAL & LEASING--0.4%
--------------------------------------------------------------------------------
H&E Equipment Services* #                               83,080            2,026
                                                                  --------------
Total Commercial/industrial equipment rental
   & leasing                                                              2,026
                                                                  --------------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Comtech Telecommunications* #                          181,485            6,076
                                                                  --------------
Total Communications equipment manufacturing                              6,076
                                                                  --------------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--3.8%
--------------------------------------------------------------------------------
Computer Programs & Systems #                           97,570            3,197
Perficient*                                            144,164            2,261
Quality Systems #                                      336,200           13,041
Sapient* #                                             579,180            3,157
                                                                  --------------
Total Computer systems design & related services                         21,656
                                                                  --------------

--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES WATER TRANSPORTATION--0.9%
--------------------------------------------------------------------------------
Hornbeck Offshore Services* #                          144,440            4,839
                                                                  --------------
Total Deep sea, coastal & great lakes water
   transportation                                                         4,839
                                                                  --------------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.6%
--------------------------------------------------------------------------------
Boston Private Financial Holdings #                    162,160            4,521
Hanmi Financial #                                      179,390            3,516
IBERIABANK #                                            54,860            3,346
PFF Bancorp #                                          161,132            5,968
Preferred Bank #                                        52,870            3,171
                                                                  --------------
Total Depository credit intermediation                                   20,522
                                                                  --------------

                                            TURNER FUNDS 2006 ANNUAL REPORT | 23

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
ELECTRONIC INSTRUMENT MANUFACTURING--4.4%
--------------------------------------------------------------------------------
Hologic* #                                             173,400    $       7,546
Itron* #                                               237,070           13,229
Novatel*                                                91,940            4,222
                                                                  --------------
Total Electronic instrument manufacturing                                24,997
                                                                  --------------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION EQUIPMENT MANUFACTURING--0.5%
--------------------------------------------------------------------------------
EnPro Industries* #                                     89,940            2,704
                                                                  --------------
Total Engine, turbine & power transmission
   equipment manufacturing                                                2,704
                                                                  --------------

--------------------------------------------------------------------------------
FARM PRODUCT RAW MATERIAL WHOLESALE--0.5%
--------------------------------------------------------------------------------
The Andersons #                                         76,080            2,598
                                                                  --------------
Total Farm product raw material wholesale                                 2,598
                                                                  --------------

--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Deckers Outdoor* #                                     148,290            7,017
                                                                  --------------
Total Footwear manufacturing                                              7,017
                                                                  --------------

--------------------------------------------------------------------------------
FORGING & STAMPING--1.0%
--------------------------------------------------------------------------------
Ladish* #                                              202,830            5,858
                                                                  --------------
Total Forging & stamping                                                  5,858
                                                                  --------------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.6%
--------------------------------------------------------------------------------
Benihana*                                               26,580              768
Benihana, Cl A* #                                       92,788            2,691
                                                                  --------------
Total Full-service restaurants                                            3,459
                                                                  --------------

--------------------------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.5%
--------------------------------------------------------------------------------
Universal Truckload Services* #                        100,020            2,598
                                                                  --------------
Total General freight trucking                                            2,598
                                                                  --------------

--------------------------------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Middleby #                                              69,660            5,368
                                                                  --------------
Total Household appliance manufacturing                                   5,368
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Intevac* #                                             207,800    $       3,491
                                                                  --------------
Total Industrial machinery manufacturing                                  3,491
                                                                  --------------

--------------------------------------------------------------------------------
INFORMATION SERVICES--0.7%
--------------------------------------------------------------------------------
24/7 Real Media* #                                     462,070            3,946
                                                                  --------------
Total Information services                                                3,946
                                                                  --------------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--4.0%
--------------------------------------------------------------------------------
American Physicians Capital* #                          77,420            3,745
Harleysville Group #                                    93,560            3,274
Meadowbrook Insurance Group* #                         262,080            2,951
Navigators Group* #                                    104,000            4,993
United Fire & Casualty #                                91,330            2,859
WellCare Health Plans* #                                88,700            5,023
                                                                  --------------
Total Insurance carriers                                                 22,845
                                                                  --------------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.8%
--------------------------------------------------------------------------------
California Pizza Kitchen* #                            153,700            4,600
                                                                  --------------
Total Limited-service eating places                                       4,600
                                                                  --------------

--------------------------------------------------------------------------------
MANAGEMENT & TECHNICAL CONSULTING SERVICES--4.3%
--------------------------------------------------------------------------------
CRA International* #                                   139,200            6,634
HUB Group, Cl A* #                                     321,114            7,315
Navigant Consulting* #                                 347,260            6,966
Omnicell* #                                            203,690            3,644
                                                                  --------------
Total Management & technical consulting
   services                                                              24,559
                                                                  --------------

--------------------------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--0.7%
--------------------------------------------------------------------------------
Icon ADR*                                               56,720            4,003
                                                                  --------------
Total Medical & diagnostic laboratories                                   4,003
                                                                  --------------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Arthrocare* #                                           66,480            3,115
                                                                  --------------
Total Medical equipment & supplies manufacturing                          3,115
                                                                  --------------

24 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--2.9%
--------------------------------------------------------------------------------
Oceaneering International*                             231,420    $       7,128
Pioneer Drilling* #                                    237,670            3,052
W-H Energy Services*                                   150,650            6,247
                                                                  --------------
Total Mining support activities                                          16,427
                                                                  --------------

--------------------------------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS WHOLESALE--1.7%
--------------------------------------------------------------------------------
Central Garden and Pet* #                              203,080            9,801
                                                                  --------------
Total Miscellaneous nondurable goods wholesale                            9,801
                                                                  --------------

--------------------------------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--2.3%
--------------------------------------------------------------------------------
ESCO Technologies* #                                   279,290           12,859
                                                                  --------------
Total Motor vehicle parts manufacturing                                  12,859
                                                                  --------------

--------------------------------------------------------------------------------
MOTOR VEHICLE/MOTOR VEHICLE PART & SUPPLY WHOLESALE--1.1%
--------------------------------------------------------------------------------
Keystone Automotive Industries* #                      170,930            6,499
                                                                  --------------
Total Motor vehicle/motor vehicle part & supply
   wholesale                                                              6,499
                                                                  --------------

--------------------------------------------------------------------------------
NONRESIDENTIAL BUILDING CONSTRUCTION--0.5%
--------------------------------------------------------------------------------
Perini* #                                              144,280            3,013
                                                                  --------------
Total Nonresidential building construction                                3,013
                                                                  --------------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--0.8%
--------------------------------------------------------------------------------
Symbion*                                               236,927            4,350
                                                                  --------------
Total Offices of physicians                                               4,350
                                                                  --------------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--2.6%
--------------------------------------------------------------------------------
Carrizo Oil & Gas* #                                    81,380            2,099
Comstock Resources* #                                  109,650            2,977
Penn Virginia #                                         92,300            5,853
PetroHawk Energy* #                                    367,074            3,810
                                                                  --------------
Total Oil & gas extraction                                               14,739
                                                                  --------------

--------------------------------------------------------------------------------
OTHER AMUSEMENT & RECREATION INDUSTRIES--0.5%
--------------------------------------------------------------------------------
Great Wolf Resorts* #                                  240,286            2,874
                                                                  --------------
Total Other amusement & recreation industries                             2,874
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--1.2%
--------------------------------------------------------------------------------
JLG Industries                                         347,360    $       6,881
                                                                  --------------
Total Other general purpose machinery manufacturing                       6,881
                                                                  --------------

--------------------------------------------------------------------------------
OTHER INFORMATION SERVICES--0.9%
--------------------------------------------------------------------------------
PeopleSupport* #                                       287,238            5,314
                                                                  --------------
Total Other information services                                          5,314
                                                                  --------------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--0.9%
--------------------------------------------------------------------------------
Highland Hospitality #                                 369,370            5,293
                                                                  --------------
Total Other investment pools & funds                                      5,293
                                                                  --------------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Shuffle Master* #                                      162,825            4,398
                                                                  --------------
Total Other miscellaneous manufacturing                                   4,398
                                                                  --------------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--1.8%
--------------------------------------------------------------------------------
Giant Industries*                                      125,360           10,179
                                                                  --------------
Total Petroleum & coal products manufacturing                            10,179
                                                                  --------------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--7.3%
--------------------------------------------------------------------------------
Conor Medsystems* #                                    174,400            4,111
Cypress Bioscience*                                    254,050            1,854
Medifast* #                                            191,570            1,663
Myogen* #                                              345,140           12,107
New River Pharmaceuticals* #                           139,010            3,577
Noven Pharmaceuticals* #                               283,620            6,841
Panacos Pharmaceuticals*                               493,790            2,449
Penwest Pharmaceuticals* #                             144,540            2,407
Pozen* #                                               480,730            6,182
                                                                  --------------
Total Pharmaceutical & medicine manufacturing                            41,191
                                                                  --------------

--------------------------------------------------------------------------------
PLUMBING, HEATING & AC CONTRACTOR--0.4%
--------------------------------------------------------------------------------
Comfort Systems USA #                                  178,950            2,051
                                                                  --------------
Total Plumbing, heating & ac contractor                                   2,051
                                                                  --------------

                                            TURNER FUNDS 2006 ANNUAL REPORT | 25

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
RAIL TRANSPORTATION--0.7%
--------------------------------------------------------------------------------
Genesee & Wyoming, Cl A* #                             159,835    $       3,711
                                                                  --------------
Total Rail transportation                                                 3,711
                                                                  --------------

--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.2%
--------------------------------------------------------------------------------
Copa Holdings, Cl A #                                  197,460            6,779
                                                                  --------------
Total Scheduled air transportation                                        6,779
                                                                  --------------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.3%
--------------------------------------------------------------------------------
Arena Pharmaceuticals*                                 224,640            2,691
Kendle International* #                                 90,590            2,901
Parexel International* #                               216,840            7,175
                                                                  --------------
Total Scientific R&D services                                            12,767
                                                                  --------------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS BROKERAGE--0.6%
--------------------------------------------------------------------------------
Penson Worldwide* #                                    190,420            3,418
                                                                  --------------
Total Securities & commodity contracts brokerage                          3,418
                                                                  --------------

--------------------------------------------------------------------------------
SEMICONDUCTOR & ELECTRONIC COMPONENT MANUFACTURING--2.2%
--------------------------------------------------------------------------------
Aeroflex*                                              458,110            4,710
Diodes* #                                              128,425            5,544
Emcore* #                                              329,100            1,948
                                                                  --------------
Total Semiconductor & electronic component
   manufacturing                                                         12,202
                                                                  --------------

--------------------------------------------------------------------------------
SOCIAL ASSISTANCE--0.8%
--------------------------------------------------------------------------------
Providence Service* #                                  157,426            4,343
                                                                  --------------
Total Social assistance                                                   4,343
                                                                  --------------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--3.1%
--------------------------------------------------------------------------------
Actuate* #                                             836,470            3,697
Ansys* #                                               124,830            5,515
Aspen Technology* #                                    249,330            2,723
DivX* #                                                147,130            3,497
Smith Micro Software* #                                161,990            2,330
                                                                  --------------
Total Software publishers                                                17,762
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
SPECIALTY FOOD STORES--0.7%
--------------------------------------------------------------------------------
Wild Oats Markets* #                                   258,351    $       4,178
                                                                  --------------
Total Specialty food stores                                               4,178
                                                                  --------------

--------------------------------------------------------------------------------
SPRING & WIRE PRODUCT MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Barnes Group #                                         191,310            3,359
                                                                  --------------
Total Spring & wire product manufacturing                                 3,359
                                                                  --------------

--------------------------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--2.4%
--------------------------------------------------------------------------------
NS Group*                                              207,250           13,378
                                                                  --------------
Total Steel product manufacturing from
   purchased steel                                                       13,378
                                                                  --------------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--0.9%
--------------------------------------------------------------------------------
Dobson Communications, Cl A*                           375,870            2,638
Sirenza Microdevices* #                                278,060            2,197
                                                                  --------------
Total Telecommunications                                                  4,835
                                                                  --------------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--0.5%
--------------------------------------------------------------------------------
Trump Entertainment Resorts* #                         160,970            2,730
                                                                  --------------
Total Traveler accommodation                                              2,730
                                                                  --------------

--------------------------------------------------------------------------------
WASTE COLLECTION--0.6%
--------------------------------------------------------------------------------
Clean Harbors* #                                        74,060            3,225
                                                                  --------------
Total Waste collection                                                    3,225
                                                                  --------------

--------------------------------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.2%
--------------------------------------------------------------------------------
Artesian Resources, Cl A                                55,845            1,050
                                                                  --------------
Total Water, sewage & other systems                                       1,050
                                                                  --------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $382,251)                                                      496,813
================================================================================

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY--0.7%
--------------------------------------------------------------------------------
iShares Russell 2000 Growth Index Fund                  52,000            3,764
--------------------------------------------------------------------------------
TOTAL REGISTERED INVESTMENT COMPANY
   (COST $3,795)                                                          3,764
================================================================================

26 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES--50.2%
--------------------------------------------------------------------------------
Boston Global Investment Trust -- Quality
   Portfolio (1)                                   283,590,964    $     283,591
                                                                  --------------

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES
   (COST $283,591)                                                      283,591
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENTS--11.2%
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional
   Shares, 5.212%**                                 28,491,536           28,492
PNC Bank Money Market Fund, 4.797%**                35,069,071           35,069
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
   (COST $63,561)                                                        63,561
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--150.0%
  (COST $733,198)                                                 $     847,729
================================================================================

Percentages are based on Net Assets of $565,227.***
  *   Non-income producing security
 **   Rate shown is the 7-day effective yield as of September 30, 2006.
***   This number has been rounded to the nearest thousands.
  # Security fully or partially on loan at September 30, 2006. The total value of securities on loan at September 30, 2006, was $269,788,491.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2006 ANNUAL REPORT | 27

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER LARGE CAP GROWTH FUND
September 30, 2006

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.9%
--------------------------------------------------------------------------------
ADMINISTRATION OF HUMAN RESOURCE PROGRAMS--2.0%
--------------------------------------------------------------------------------
Express Scripts*                                         5,100    $         385
                                                                  --------------
Total Administration of human resource programs                             385
                                                                  --------------

--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.2%
--------------------------------------------------------------------------------
Omnicom Group                                            2,540              238
                                                                  --------------
Total Advertising & related services                                        238
                                                                  --------------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Caterpillar                                              3,660              241
                                                                  --------------
Total Agriculture, construction & mining machinery
   manufacturing                                                            241
                                                                  --------------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--4.5%
--------------------------------------------------------------------------------
PepsiCo                                                 13,480              880
                                                                  --------------
Total Beverage manufacturing                                                880
                                                                  --------------

--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.4%
--------------------------------------------------------------------------------
Comcast, Cl A*                                           7,130              263
                                                                  --------------
Total Cable networks & program distribution                                 263
                                                                  --------------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--3.3%
--------------------------------------------------------------------------------
Motorola                                                18,150              454
Qualcomm                                                 5,330              194
                                                                  --------------
Total Communications equipment manufacturing                                648
                                                                  --------------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--4.2%
--------------------------------------------------------------------------------
Apple Computer*                                          7,430              572
SanDisk*                                                 4,650              249
                                                                  --------------
Total Computer & peripheral equipment manufacturing                         821
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--2.7%
--------------------------------------------------------------------------------
Cognizant Technology Solutions, Cl A*                    2,360    $         175
Sun Microsystems*                                       71,430              355
                                                                  --------------
Total Computer systems design & related services                            530
                                                                  --------------

--------------------------------------------------------------------------------
COURIERS--1.2%
--------------------------------------------------------------------------------
FedEx                                                    2,190              238
                                                                  --------------
Total Couriers                                                              238
                                                                  --------------

--------------------------------------------------------------------------------
DEPARTMENT STORES--0.9%
--------------------------------------------------------------------------------
TJX                                                      6,530              183
                                                                  --------------
Total Department stores                                                     183
                                                                  --------------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.3%
--------------------------------------------------------------------------------
UBS                                                      5,800              344
Wells Fargo                                              8,400              304
                                                                  --------------
Total Depository credit intermediation                                      648
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--5.6%
--------------------------------------------------------------------------------
General Electric                                        30,830            1,088
                                                                  --------------
Total Electrical equipment manufacturing                                  1,088
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRONIC INSTRUMENT MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Danaher                                                  4,040              278
                                                                  --------------
Total Electronic instrument manufacturing                                   278
                                                                  --------------

--------------------------------------------------------------------------------
GRAIN & OILSEED MILLING--1.6%
--------------------------------------------------------------------------------
Archer-Daniels-Midland                                   8,410              319
                                                                  --------------
Total Grain & oilseed milling                                               319
                                                                  --------------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.8%
--------------------------------------------------------------------------------
CVS                                                      4,940              159
                                                                  --------------
Total Health & personal care stores                                         159
                                                                  --------------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Kla-Tencor                                               4,950              220
                                                                  --------------
Total Industrial machinery manufacturing                                    220
                                                                  --------------

28 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
INFORMATION SERVICES--3.7%
--------------------------------------------------------------------------------
Google, Cl A*                                            1,810    $         727
                                                                  --------------
Total Information services                                                  727
                                                                  --------------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--3.7%
--------------------------------------------------------------------------------
Chubb                                                    4,570              237
WellPoint*                                               6,200              478
                                                                  --------------
Total Insurance carriers                                                    715
                                                                  --------------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.0%
--------------------------------------------------------------------------------
Starbucks*                                               5,680              193
                                                                  --------------
Total Limited-service eating places                                         193
                                                                  --------------

--------------------------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--2.0%
--------------------------------------------------------------------------------
Quest Diagnostics                                        6,470              396
                                                                  --------------
Total Medical & diagnostic laboratories                                     396
                                                                  --------------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--2.5%
--------------------------------------------------------------------------------
Baxter International                                     7,270              330
Luxottica Group ADR                                      5,640              166
                                                                  --------------
Total Medical equipment & supplies manufacturing                            496
                                                                  --------------

--------------------------------------------------------------------------------
METAL ORE MINING--1.1%
--------------------------------------------------------------------------------
BHP Billiton ADR                                         5,530              209
                                                                  --------------
Total Metal ore mining                                                      209
                                                                  --------------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.4%
--------------------------------------------------------------------------------
Weatherford International*                               6,360              265
                                                                  --------------
Total Mining support activities                                             265
                                                                  --------------

--------------------------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.8%
--------------------------------------------------------------------------------
News, Cl A                                              17,430              343
                                                                  --------------
Total Motion picture & video industries                                     343
                                                                  --------------

--------------------------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Toyota Motor ADR                                         2,630              286
                                                                  --------------
Total Motor vehicle manufacturing                                           286
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--1.0%
--------------------------------------------------------------------------------
XTO Energy                                               4,510    $         190
                                                                  --------------
Total Oil & gas extraction                                                  190
                                                                  --------------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Coach*                                                   7,100              244
                                                                  --------------
Total Other leather & allied product
   manufacturing                                                            244
                                                                  --------------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.0%
--------------------------------------------------------------------------------
International Game Technology                            9,310              386
                                                                  --------------
Total Other miscellaneous manufacturing                                     386
                                                                  --------------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--10.7%
--------------------------------------------------------------------------------
Abbott Laboratories                                      6,760              328
Allergan                                                 3,080              347
Gilead Sciences*                                         9,220              634
Novartis ADR                                             6,180              361
Roche Holding ADR                                        4,940              426
                                                                  --------------
Total Pharmaceutical & medicine manufacturing                             2,096
                                                                  --------------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.1%
--------------------------------------------------------------------------------
Monsanto                                                 4,680              220
                                                                  --------------
Total Scientific R&D services                                               220
                                                                  --------------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS BROKERAGE--3.4%
--------------------------------------------------------------------------------
Charles Schwab                                          19,080              341
Goldman Sachs Group                                      1,950              330
                                                                  --------------
Total Securities & commodity contracts brokerage                            671
                                                                  --------------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--1.4%
--------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings                       570              273
                                                                  --------------
Total Securities & commodity exchanges                                      273
                                                                  --------------

                                            TURNER FUNDS 2006 ANNUAL REPORT | 29

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR & ELECTRONIC COMPONENT MANUFACTURING--12.2%
--------------------------------------------------------------------------------
Applied Materials                                       18,360    $         326
Cisco Systems*                                          40,050              921
Micron Technology*                                      26,140              455
Nvidia*                                                  5,820              172
Texas Instruments                                       15,250              507
                                                                  --------------
Total Semiconductor & electronic component
   manufacturing                                                          2,381
                                                                  --------------

--------------------------------------------------------------------------------
SOAP, CLEANING COMPOUND & TOILETRY MANUFACTURING--2.5%
--------------------------------------------------------------------------------
Procter & Gamble                                         7,740              480
                                                                  --------------
Total Soap, cleaning compound & toiletry
   manufacturing                                                            480
                                                                  --------------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--3.9%
--------------------------------------------------------------------------------
Electronic Arts*                                         3,100              173
Intuit*                                                  5,640              181
Oracle*                                                 22,450              398
                                                                  --------------
Total Software publishers                                                   752
                                                                  --------------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.3%
--------------------------------------------------------------------------------
NII Holdings*                                            4,170              259
                                                                  --------------
Total Telecommunications                                                    259
                                                                  --------------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS RESELLERS--0.9%
--------------------------------------------------------------------------------
American Tower, Cl A*                                    4,790              175
                                                                  --------------
Total Telecommunications resellers                                          175
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--2.1%
--------------------------------------------------------------------------------
Las Vegas Sands*                                         3,430    $         234
Starwood Hotels & Resorts Worldwide                      2,960              169
                                                                  --------------
Total Traveler accommodation                                                403
                                                                  --------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $16,924)                                                        19,299
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--1.3%
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares,
   5.212%**                                            243,777              244

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $244)                                                              244
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.2%
   (COST $17,168)                                                 $      19,543
================================================================================

Percentages are based on Net Assets of $19,510.***
  * Non-income producing security
 ** Rate shown is the 7-day effective yield as of September 30, 2006. *** This number has been rounded to the nearest thousands.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

30 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER LARGE CAP VALUE FUND
September 30, 2006

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.3%
--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.7%
--------------------------------------------------------------------------------
Time Warner                                                230    $           4
                                                                  --------------
Total Advertising & related services                                          4
                                                                  --------------

--------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Northrop Grumman                                            70                5
Textron                                                     50                4
                                                                  --------------
Total Aerospace product & parts manufacturing                                 9
                                                                  --------------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Baker Hughes                                                70                5
Caterpillar                                                 60                4
                                                                  --------------
Total Agriculture, construction & mining machinery
   manufacturing                                                              9
                                                                  --------------

--------------------------------------------------------------------------------
ARCHITECTURAL & ENGINEERING SERVICES--0.5%
--------------------------------------------------------------------------------
Fluor                                                       40                3
                                                                  --------------
Total Architectural & engineering services                                    3
                                                                  --------------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--2.6%
--------------------------------------------------------------------------------
Coca-Cola                                                  120                6
Hansen Natural*                                            120                4
Pepsi Bottling Group                                       150                5
                                                                  --------------
Total Beverage manufacturing                                                 15
                                                                  --------------

--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--1.9%
--------------------------------------------------------------------------------
Comcast, Cl A*                                             130                5
DIRECTV Group*                                             340                6
                                                                  --------------
Total Cable networks & program distribution                                  11
                                                                  --------------

--------------------------------------------------------------------------------
COAL MINING--0.9%
--------------------------------------------------------------------------------
Peabody Energy                                             130                5
                                                                  --------------
Total Coal mining                                                             5
                                                                  --------------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--0.7%
--------------------------------------------------------------------------------
U.S. Cellular*                                              70                4
                                                                  --------------
Total Communications equipment manufacturing                                  4
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Hewlett-Packard                                            230    $           8
                                                                  --------------
Total Computer & peripheral equipment manufacturing                           8
                                                                  --------------

--------------------------------------------------------------------------------
DEPARTMENT STORES--1.2%
--------------------------------------------------------------------------------
J.C. Penney                                                100                7
                                                                  --------------
Total Department stores                                                       7
                                                                  --------------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--14.3%
--------------------------------------------------------------------------------
Bank of America                                            560               30
Citigroup                                                  480               24
Regions Financial                                          200                7
U.S. Bancorp                                               180                6
Wachovia                                                   140                8
Wells Fargo                                                220                8
                                                                  --------------
Total Depository credit intermediation                                       83
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION & DISTRIBUTION--5.9%
--------------------------------------------------------------------------------
AES*                                                       370                8
Allegheny Energy*                                          160                6
Centerpoint Energy                                         370                5
Exelon                                                     120                7
TXU                                                        120                8
                                                                  --------------
Total Electric power generation, transmission
   & distribution                                                            34
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--2.1%
--------------------------------------------------------------------------------
General Electric                                           350               12
                                                                  --------------
Total Electrical equipment manufacturing                                     12
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRONIC INSTRUMENT MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Raytheon                                                   110                5
                                                                  --------------
Total Electronic instrument manufacturing                                     5
                                                                  --------------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION EQUIPMENT MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Cummins                                                     50                6
                                                                  --------------
Total Engine, turbine & power transmission equipment
   manufacturing                                                              6
                                                                  --------------

                                            TURNER FUNDS 2006 ANNUAL REPORT | 31

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP VALUE FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
FOUNDRIES--0.7%
--------------------------------------------------------------------------------
Precision Castparts                                         70    $           4
                                                                  --------------
Total Foundries                                                               4
                                                                  --------------

--------------------------------------------------------------------------------
FRUIT & VEGETABLE PRESERVING & SPECIALTY FOOD MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Smithfield Foods*                                          140                4
                                                                  --------------
Total Fruit & vegetable preserving & specialty food
   manufacturing                                                              4
                                                                  --------------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.9%
--------------------------------------------------------------------------------
CVS                                                        170                5
                                                                  --------------
Total Health & personal care stores                                           5
                                                                  --------------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--8.8%
--------------------------------------------------------------------------------
American International Group                               140                9
Chubb                                                      140                7
Cigna                                                       40                5
HCC Insurance Holdings                                     220                7
Loews                                                      200                8
St. Paul Travelers                                         140                6
W.R. Berkley                                               250                9
                                                                  --------------
Total Insurance carriers                                                     51
                                                                  --------------

--------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--1.0%
--------------------------------------------------------------------------------
Brink's                                                    110                6
                                                                  --------------
Total Investigation & security services                                       6
                                                                  --------------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.9%
--------------------------------------------------------------------------------
McDonald's                                                 130                5
                                                                  --------------
Total Limited-service eating places                                           5
                                                                  --------------

--------------------------------------------------------------------------------
LIQUEFIED PETROLEUM GAS (BOTTLED GAS) DEALERS--1.0%
--------------------------------------------------------------------------------
Energy Transfer Partners LP                                120                6
                                                                  --------------
Total Liquefied petroleum gas (bottled gas) dealers                           6
                                                                  --------------

--------------------------------------------------------------------------------
MANAGEMENT & TECHNICAL CONSULTING SERVICES--0.7%
--------------------------------------------------------------------------------
C.H. Robinson Worldwide                                    100                4
                                                                  --------------
Total Management & technical consulting services                              4
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
METAL ORE MINING--1.0%
--------------------------------------------------------------------------------
Phelps Dodge                                                70    $           6
                                                                  --------------
Total Metal ore mining                                                        6
                                                                  --------------

--------------------------------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS WHOLESALE--1.0%
--------------------------------------------------------------------------------

Altria Group                                                80                6
                                                                  --------------
Total Miscellaneous nondurable goods wholesale                                6
                                                                  --------------

--------------------------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.8%
--------------------------------------------------------------------------------
General Motors                                             140                5
                                                                  --------------
Total Motor vehicle manufacturing                                             5
                                                                  --------------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.6%
--------------------------------------------------------------------------------
Freddie Mac                                                130                9
                                                                  --------------
Total Nondepository credit intermediation                                     9
                                                                  --------------

--------------------------------------------------------------------------------
NURSING CARE FACILITIES--0.7%
--------------------------------------------------------------------------------
Manor Care                                                  80                4
                                                                  --------------
Total Nursing care facilities                                                 4
                                                                  --------------

--------------------------------------------------------------------------------
OFFICE SUPPLIES, STATIONERY & GIFT STORES--1.0%
--------------------------------------------------------------------------------
Office Depot*                                              150                6
                                                                  --------------
Total Office supplies, stationery & gift stores                               6
                                                                  --------------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--1.2%
--------------------------------------------------------------------------------
Caremark Rx                                                120                7
                                                                  --------------
Total Offices of physicians                                                   7
                                                                  --------------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--0.7%
--------------------------------------------------------------------------------
Newfield Exploration*                                      100                4
                                                                  --------------
Total Oil & gas extraction                                                    4
                                                                  --------------

--------------------------------------------------------------------------------
OTHER GENERAL MERCHANDISE STORES--1.0%
--------------------------------------------------------------------------------
Sears Holdings*                                             40                6
                                                                  --------------
Total Other general merchandise stores                                        6
                                                                  --------------

32 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP VALUE FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
OTHER PROFESSIONAL/SCIENTIFIC/ TECHNICAL SERVICE--0.7%
--------------------------------------------------------------------------------
Emdeon*                                                    330    $           4
                                                                  --------------
Total Other professional/scientific/technical
   service                                                                    4
                                                                  --------------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--9.8%
--------------------------------------------------------------------------------
Chevron                                                    170               11
ConocoPhillips                                             140                8
Exxon Mobil                                                440               30
Marathon Oil                                               110                8
                                                                  --------------
Total Petroleum & coal products manufacturing                                57
                                                                  --------------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--5.9%
--------------------------------------------------------------------------------
Merck                                                      220                9
Pfizer                                                     630               18
Schering-Plough                                            310                7
                                                                  --------------
Total Pharmaceutical & medicine manufacturing                                34
                                                                  --------------

--------------------------------------------------------------------------------
PROFESSIONAL & TECHNICAL SERVICES--1.2%
--------------------------------------------------------------------------------
Alliance Data Systems*                                     120                7
                                                                  --------------
Total Professional & technical services                                       7
                                                                  --------------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS BROKERAGE--12.6%
--------------------------------------------------------------------------------
A.G. Edwards                                               110                6
Bear Stearns                                                60                8
E*Trade Financial*                                         190                4
Goldman Sachs Group                                         40                7
JPMorgan Chase                                             420               20
Lehman Brothers Holdings                                   130               10
Merrill Lynch                                              110                9
Morgan Stanley                                             130                9
                                                                  --------------
Total Securities & commodity contracts brokerage                             73
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR & ELECTRONIC COMPONENT MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Altera*                                                    230    $           4
Analog Devices                                             150                5
                                                                  --------------
Total Semiconductor & electronic component manufacturing                      9
                                                                  --------------

--------------------------------------------------------------------------------
SOAP, CLEANING COMPOUND & TOILETRY MANUFACTURING--1.7%
--------------------------------------------------------------------------------
Procter & Gamble                                           160               10
                                                                  --------------
Total Soap, cleaning compound & toiletry manufacturing                       10
                                                                  --------------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--3.9%
--------------------------------------------------------------------------------
AT&T                                                       260                9
BellSouth                                                  100                4
Qwest Communications International*                        650                6
Telephone & Data Systems                                   100                4
                                                                  --------------
Total Telecommunications                                                     23
                                                                  --------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $515)                                                              570
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--1.9%
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares,
   5.212%**                                             10,536               11

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $11)                                                                11
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.2%
   (COST $526)                                                    $         581
================================================================================

Percentages are based on Net Assets of $580.***
  *  Non-income producing security
 ** Rate shown is the 7-day effective yield as of September 30, 2006. *** This number has been rounded to the nearest thousands.
Cl -- Cl
LP -- Limited Partnership

The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2006 ANNUAL REPORT | 33

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER MIDCAP GROWTH FUND
September 30, 2006

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.3%
--------------------------------------------------------------------------------
ACTIVITIES RELATED TO REAL ESTATE--0.8%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Cl A*                          383,490    $       9,434
                                                                  --------------
Total Activities related to real estate                                   9,434
                                                                  --------------

--------------------------------------------------------------------------------
ADMINISTRATION OF HUMAN RESOURCE PROGRAMS--1.3%
--------------------------------------------------------------------------------
Express Scripts*                                       195,658           14,770
                                                                  --------------
Total Administration of human resource programs                          14,770
                                                                  --------------

--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES-1.5%
--------------------------------------------------------------------------------
aQuantive* #                                           475,558           11,233
Lamar Advertising, Cl A*                               100,470            5,366
                                                                  --------------
Total Advertising & related services                                     16,599
                                                                  --------------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY MANUFACTURING--3.5%
--------------------------------------------------------------------------------
Cameron International*                                 239,230           11,557
Grant Prideco*                                         156,730            5,961
National Oilwell Varco*                                185,480           10,860
Smith International                                    264,670           10,269
                                                                  --------------
Total Agriculture, construction & mining
   machinery manufacturing                                               38,647
                                                                  --------------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Pepsi Bottling Group #                                 209,800            7,448
                                                                  --------------
Total Beverage manufacturing                                              7,448
                                                                  --------------

--------------------------------------------------------------------------------
CLOTHING STORES--3.4%
--------------------------------------------------------------------------------
Abercrombie & Fitch, Cl A                              141,860            9,857
AnnTaylor Stores* #                                    140,930            5,899
Gymboree* #                                            168,210            7,095
Nordstrom #                                            369,490           15,629
                                                                  --------------
Total Clothing stores                                                    38,480
                                                                  --------------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Polycom*                                               340,026            8,341
                                                                  --------------
Total Communications equipment manufacturing                              8,341
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--3.0%
--------------------------------------------------------------------------------
Integrated Device Technology*                          470,740    $       7,560
Network Appliance*                                     297,430           11,008
SanDisk* #                                             287,740           15,406
                                                                  --------------
Total Computer & peripheral equipment manufacturing                      33,974
                                                                  --------------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--0.9%
--------------------------------------------------------------------------------
Cognizant Technology Solutions, Cl A*                  119,571            8,856
Riverbed Technology*                                    46,010              897
                                                                  --------------
Total Computer systems design & related services                          9,753
                                                                  --------------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Guess?* #                                              149,200            7,241
Under Armour, Cl A* #                                  214,521            8,585
                                                                  --------------
Total Cut & sew apparel manufacturing                                    15,826
                                                                  --------------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--1.1%
--------------------------------------------------------------------------------
Fiserv*                                                161,701            7,614
MoneyGram International #                              174,600            5,074
                                                                  --------------
Total Data processing services                                           12,688
                                                                  --------------

--------------------------------------------------------------------------------
DEPARTMENT STORES--1.3%
--------------------------------------------------------------------------------
TJX                                                    516,550           14,479
                                                                  --------------
Total Department stores                                                  14,479
                                                                  --------------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--2.0%
--------------------------------------------------------------------------------
Colonial BancGroup                                     203,000            4,974
East West Bancorp #                                    218,050            8,637
Northern Trust                                         151,228            8,836
                                                                  --------------
Total Depository credit intermediation                                   22,447
                                                                  --------------

--------------------------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--0.5%
--------------------------------------------------------------------------------
Henry Schein*                                          114,569            5,745
                                                                  --------------
Total Drugs & druggists' sundries wholesale                               5,745
                                                                  --------------

34 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--0.6%
--------------------------------------------------------------------------------
WESCO International* #                                 108,450    $       6,293
                                                                  --------------
Total Electrical goods wholesale                                          6,293
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRONIC INSTRUMENT MANUFACTURING--4.9%
--------------------------------------------------------------------------------
Ametek #                                               205,830            8,964
DaVita*                                                168,517            9,752
Dentsply International                                 200,833            6,047
Itron* #                                               141,325            7,886
Roper Industries #                                     241,550           10,807
Thermo Electron*                                       298,300           11,732
                                                                  --------------
Total Electronic instrument manufacturing                                55,188
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.5%
--------------------------------------------------------------------------------
Nutri/System* #                                        271,910           16,937
                                                                  --------------
Total Electronic shopping & mail-order houses                            16,937
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.8%
--------------------------------------------------------------------------------
Circuit City Stores                                    340,700            8,555
                                                                  --------------
Total Electronics & appliance stores                                      8,555
                                                                  --------------

--------------------------------------------------------------------------------
EMPLOYMENT SERVICES--0.7%
--------------------------------------------------------------------------------
Manpower #                                             119,610            7,329
                                                                  --------------
Total Employment services                                                 7,329
                                                                  --------------

--------------------------------------------------------------------------------
FOUNDRIES--1.7%
--------------------------------------------------------------------------------
Precision Castparts                                    307,160           19,400
                                                                  --------------
Total Foundries                                                          19,400
                                                                  --------------

--------------------------------------------------------------------------------
FRUIT & VEGETABLE PRESERVING & SPECIALTY FOOD MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Campbell Soup                                          162,540            5,933
                                                                  --------------
Total Fruit & vegetable preserving & specialty
   food manufacturing                                                     5,933
                                                                  --------------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.4%
--------------------------------------------------------------------------------
Ruby Tuesday                                           157,420            4,438
                                                                  --------------
Total Full-service restaurants                                            4,438
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.7%
--------------------------------------------------------------------------------
Landstar System #                                      177,130    $       7,563
                                                                  --------------
Total General freight trucking                                            7,563
                                                                  --------------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--0.7%
--------------------------------------------------------------------------------
Universal Health Services, Cl B                        121,030            7,253
                                                                  --------------
Total General medical & surgical hospitals                                7,253
                                                                  --------------

--------------------------------------------------------------------------------
GROCERY STORES--0.9%
--------------------------------------------------------------------------------
Whole Foods Market #                                   170,300           10,121
                                                                  --------------
Total Grocery stores                                                     10,121
                                                                  --------------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.5%
--------------------------------------------------------------------------------
NBTY*                                                  186,870            5,470
                                                                  --------------
Total Health & personal care stores                                       5,470
                                                                  --------------

--------------------------------------------------------------------------------
HOME HEALTH CARE SERVICES--1.0%
--------------------------------------------------------------------------------
Intuitive Surgical* #                                  105,160           11,089
                                                                  --------------
Total Home health care services                                          11,089
                                                                  --------------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.8%
--------------------------------------------------------------------------------
Cymer*                                                 259,300           11,386
Kla-Tencor                                             175,040            7,784
Varian Semiconductor Equipment Associates*             316,640           11,621
                                                                  --------------
Total Industrial machinery manufacturing                                 30,791
                                                                  --------------

--------------------------------------------------------------------------------
INFORMATION SERVICES--0.4%
--------------------------------------------------------------------------------
Ctrip.com International ADR #                          109,284            4,912
                                                                  --------------
Total Information services                                                4,912
                                                                  --------------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--1.6%
--------------------------------------------------------------------------------
Arch Capital Group*                                     92,020            5,842
HCC Insurance Holdings #                               167,070            5,493
Health Net*                                            139,170            6,057
                                                                  --------------
Total Insurance carriers                                                 17,392
                                                                  --------------

                                            TURNER FUNDS 2006 ANNUAL REPORT | 35

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
MANAGEMENT & TECHNICAL CONSULTING SERVICES--2.0%
--------------------------------------------------------------------------------
C.H. Robinson Worldwide                                298,182    $      13,293
Monster Worldwide*                                     264,065            9,556
                                                                  --------------
Total Management & technical consulting services                         22,849
                                                                  --------------

--------------------------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--1.5%
--------------------------------------------------------------------------------
Quest Diagnostics                                      266,420           16,294
                                                                  --------------
Total Medical & diagnostic laboratories                                  16,294
                                                                  --------------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING-- 0.4%
--------------------------------------------------------------------------------
Respironics*                                           122,502            4,730
                                                                  --------------
Total Medical equipment & supplies manufacturing                          4,730
                                                                  --------------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--3.0%
--------------------------------------------------------------------------------
CNX Gas*                                               185,100            4,289
Denbury Resources*                                     204,390            5,907
Range Resources                                        465,495           11,749
Southwestern Energy*                                   167,730            5,010
Ultra Petroleum*                                       135,760            6,531
                                                                  --------------
Total Oil & gas extraction                                               33,486
                                                                  --------------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING-- 1.2%
--------------------------------------------------------------------------------
Ciena*                                                 188,200            5,128
General Cable*                                         201,740            7,709
                                                                  --------------
Total Other electrical equipment & component
   manufacturing                                                         12,837
                                                                  --------------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.8%
--------------------------------------------------------------------------------
Affiliated Managers Group* #                           118,900           11,903
T. Rowe Price Group #                                  413,480           19,785
                                                                  --------------
Total Other financial investment activities                              31,688
                                                                  --------------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING-- 0.6%
--------------------------------------------------------------------------------
Gardner Denver*                                        187,700            6,209
                                                                  --------------
Total Other general purpose machinery manufacturing                       6,209
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--1.3%
--------------------------------------------------------------------------------
Host Hotels & Resorts #                                412,819    $       9,466
Kilroy Realty #                                         64,560            4,864
                                                                  --------------
Total Other investment pools & funds                                     14,330
                                                                  --------------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--2.2%
--------------------------------------------------------------------------------
Coach*                                                 707,710           24,345
                                                                  --------------
Total Other leather & allied product
   manufacturing                                                         24,345
                                                                  --------------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--3.3%
--------------------------------------------------------------------------------
International Game Technology                          656,320           27,237
Scientific Games, Cl A*                                263,720            8,386
WMS Industries*                                         23,530              688
                                                                  --------------
Total Other miscellaneous manufacturing                                  36,311
                                                                  --------------

--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--0.7%
--------------------------------------------------------------------------------
Coventry Health Care*                                  147,700            7,610
                                                                  --------------
Total Outpatient care centers                                             7,610
                                                                  --------------

--------------------------------------------------------------------------------
PAPER & PAPER PRODUCT WHOLESALE--0.6%
--------------------------------------------------------------------------------
VistaPrint*                                            274,690            7,125
                                                                  --------------
Total Paper & paper product wholesale                                     7,125
                                                                  --------------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Sunoco                                                  88,420            5,499
                                                                  --------------
Total Petroleum & coal products manufacturing                             5,499
                                                                  --------------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--2.7%
--------------------------------------------------------------------------------
Allergan                                               149,580           16,844
Dade Behring Holdings                                  186,840            7,504
Shire ADR                                              115,672            5,713
                                                                  --------------
Total Pharmaceutical & medicine manufacturing                            30,061
                                                                  --------------

--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.5%
--------------------------------------------------------------------------------
Questar                                                 64,670            5,288
                                                                  --------------
Total Pipeline transportation of natural gas                              5,288
                                                                  --------------

36 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
RAIL TRANSPORTATION--0.7%
--------------------------------------------------------------------------------
CSX                                                    222,520    $       7,305
                                                                  --------------
Total Rail transportation                                                 7,305
                                                                  --------------

--------------------------------------------------------------------------------
RAILROAD ROLLING STOCK MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Trinity Industries #                                   155,225            4,994
                                                                  --------------
Total Railroad rolling stock manufacturing                                4,994
                                                                  --------------

--------------------------------------------------------------------------------
REMEDIATION & OTHER WASTE MANAGEMENT SERVICES--0.7%
--------------------------------------------------------------------------------
Harsco                                                 104,520            8,116
                                                                  --------------
Total Remediation & other waste management services                       8,116
                                                                  --------------

--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.0%
--------------------------------------------------------------------------------
Continental Airlines, Cl B*                            117,620            3,330
U.S. Airways Group* #                                  167,660            7,432
                                                                  --------------
Total Scheduled air transportation                                       10,762
                                                                  --------------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--3.3%
--------------------------------------------------------------------------------
Celgene*                                               350,694           15,185
Covance*                                               133,630            8,871
Pharmaceutical Product Development                     347,583           12,405
                                                                  --------------
Total Scientific R&D services                                            36,461
                                                                  --------------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS BROKERAGE--2.0%
--------------------------------------------------------------------------------
E*Trade Financial*                                     376,710            9,011
Investment Technology Group*                           158,110            7,075
Jefferies Group                                        229,330            6,536
                                                                  --------------
Total Securities & commodity contracts brokerage                         22,622
                                                                  --------------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--0.9%
--------------------------------------------------------------------------------
NASDAQ Stock Market*                                   340,640           10,301
                                                                  --------------
Total Securities & commodity exchanges                                   10,301
                                                                  --------------

--------------------------------------------------------------------------------
SEMICONDUCTOR & ELECTRONIC COMPONENT MANUFACTURING--6.5%
--------------------------------------------------------------------------------
ASML Holding, NY Shares* #                             335,300            7,806
Benchmark Electronics* #                               245,940            6,611
Energy Conversion Devices*                              86,384            3,200

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
Finisar* #                                           1,702,671    $       6,181
JDS Uniphase*                                        3,159,040            6,918
MEMC Electronic Materials*                             216,310            7,923
Micron Technology* #                                   586,300           10,202
Nvidia* #                                              491,901           14,555
Silicon Laboratories*                                  283,700            8,800
                                                                  --------------
Total Semiconductor & electronic component
   manufacturing                                                         72,196
                                                                  --------------

--------------------------------------------------------------------------------
SERVICES TO BUILDINGS & DWELLINGS--1.0%
--------------------------------------------------------------------------------
Ecolab                                                 259,980           11,132
                                                                  --------------
Total Services to buildings & dwellings                                  11,132
                                                                  --------------

--------------------------------------------------------------------------------
SHIP & BOAT BUILDING--0.6%
--------------------------------------------------------------------------------
McDermott International* #                             157,660            6,590
                                                                  --------------
Total Ship & boat building                                                6,590
                                                                  --------------

--------------------------------------------------------------------------------
SOAP, CLEANING COMPOUND & TOILETRY MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Alberto-Culver #                                       111,500            5,641
                                                                  --------------
Total Soap, cleaning compound & toiletry
   manufacturing                                                          5,641
                                                                  --------------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--5.6%
--------------------------------------------------------------------------------
Akamai Technologies* #                                 387,912           19,392
Citrix Systems*                                        341,520           12,366
Electronic Arts* #                                     331,673           18,467
F5 Networks* #                                         102,775            5,521
Salesforce.com* #                                      195,000            6,997
                                                                  --------------
Total Software publishers                                                62,743
                                                                  --------------

--------------------------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--0.6%
--------------------------------------------------------------------------------
Allegheny Technologies #                               105,850            6,583
                                                                  --------------
Total Steel product manufacturing from purchased
   steel                                                                  6,583
                                                                  --------------

--------------------------------------------------------------------------------
SUGAR & CONFECTIONERY PRODUCT MANUFACTURING--0.2%
--------------------------------------------------------------------------------
Hershey                                                 48,010            2,566
                                                                  --------------
Total Sugar & confectionery product manufacturing                         2,566
                                                                  --------------

                                            TURNER FUNDS 2006 ANNUAL REPORT | 37

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--4.7%
--------------------------------------------------------------------------------
Crown Castle International*                            382,240    $      13,470
Leap Wireless International* #                         120,794            5,857
NII Holdings*                                          444,520           27,631
Time Warner Telecom, Cl A*                             295,930            5,626
                                                                  --------------
Total Telecommunications                                                 52,584
                                                                  --------------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS RESELLERS--1.5%
-------------------------------------------------------------------------------
American Tower, Cl A*                                  460,210           16,798
                                                                  --------------
Total Telecommunications resellers                                       16,798
                                                                  --------------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--3.0%
--------------------------------------------------------------------------------
Hilton Hotels                                          199,750            5,563
Starwood Hotels & Resorts Worldwide                    249,870           14,290
Wynn Resorts* #                                        195,377           13,288
                                                                  --------------
Total Traveler accommodation                                             33,141
                                                                  --------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $931,812)                                                    1,096,492
================================================================================

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES--13.9%
--------------------------------------------------------------------------------
Boston Global Investment Trust -- Quality
   Portfolio (1)                                   154,566,572          154,567
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
   FOR LOANED SECURITIES
   (COST $154,567)                                                      154,567
================================================================================

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--0.7%
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares,
   5.212%**                                          8,192,442    $       8,192
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $8,192)                                                          8,192
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--112.9%
   (COST $1,094,571)                                              $   1,259,251
================================================================================

Percentages are based on Net Assets of $1,115,645.***
  *  Non-income producing security
 **  Rate shown is the 7-day effective yield as of September 30, 2006.
***  This number has been rounded to the nearest thousands.
  # Security fully or partially on loan at September 30, 2006. The total value of securities on loan at September 30, 2006, was $149,114,095.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl -- Class
NY -- New York

The accompanying notes are an integral part of the financial statements.

38 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER NEW ENTERPRISE FUND
September 30, 2006

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.6%
--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.0%
--------------------------------------------------------------------------------
aQuantive* #                                            10,610    $         251
                                                                  --------------
Total Advertising & related services                                        251
                                                                  --------------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--2.8%
--------------------------------------------------------------------------------
Motorola #                                              10,700              267
Nice Systems ADR*                                       14,990              415
                                                                  --------------
Total Communications equipment manufacturing                                682
                                                                  --------------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--10.3%
--------------------------------------------------------------------------------
Apple Computer*                                         19,630            1,512
Integrated Device Technology* #                         12,170              195
SanDisk*                                                14,250              763
                                                                  --------------
Total Computer & peripheral equipment manufacturing                       2,470
                                                                  --------------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--2.5%
--------------------------------------------------------------------------------
Riverbed Technology* #                                  30,620              597
                                                                  --------------
Total Computer systems design & related services                            597
                                                                  --------------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Under Armour, Cl A* #                                    6,670              267
                                                                  --------------
Total Cut & sew apparel manufacturing                                       267
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRONIC INSTRUMENT MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Mentor #                                                 4,400              222
                                                                  --------------
Total Electronic instrument manufacturing                                   222
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--2.5%
--------------------------------------------------------------------------------
Nutri/System* #                                          9,720              605
                                                                  --------------
Total Electronic shopping & mail-order houses                               605
                                                                  --------------

--------------------------------------------------------------------------------
FOUNDRIES--1.3%
--------------------------------------------------------------------------------
Precision Castparts                                      4,920              311
                                                                  --------------
Total Foundries                                                             311
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
HOME HEALTH CARE SERVICES--3.4%
--------------------------------------------------------------------------------
Intuitive Surgical*                                      7,670    $         809
                                                                  --------------
Total Home health care services                                             809
                                                                  --------------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--6.0%
--------------------------------------------------------------------------------
Cymer* #                                                10,550              463
Varian Semiconductor Equipment Associates*              26,890              987
                                                                  --------------
Total Industrial machinery manufacturing                                  1,450
                                                                  --------------

--------------------------------------------------------------------------------
INFORMATION SERVICES--8.0%
--------------------------------------------------------------------------------
24/7 Real Media* #                                      48,050              410
Google, Cl A*                                            3,240            1,302
Internet Capital Group* #                               22,970              217
                                                                  --------------
Total Information services                                                1,929
                                                                  --------------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--2.0%
--------------------------------------------------------------------------------
Ciena*                                                  17,560              478
                                                                  --------------
Total Other electrical equipment & component
   manufacturing                                                            478
                                                                  --------------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Coach*                                                  10,540              363
                                                                  --------------
Total Other leather & allied product manufacturing                          363
                                                                  --------------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.3%
--------------------------------------------------------------------------------
International Game Technology                           13,280              551
                                                                  --------------
Total Other miscellaneous manufacturing                                     551
                                                                  --------------

--------------------------------------------------------------------------------
OTHER TRANSPORTATION EQUIPMENT MANUFACTURING--1.8%
--------------------------------------------------------------------------------
Comtech Group* #                                        28,380              425
                                                                  --------------
Total Other transportation equipment manufacturing                          425
                                                                  --------------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--5.5%
--------------------------------------------------------------------------------
Allergan                                                 2,600              293
Gilead Sciences*                                        15,000            1,030
                                                                  --------------
Total Pharmaceutical & medicine manufacturing                             1,323
                                                                  --------------

                                            TURNER FUNDS 2006 ANNUAL REPORT | 39

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.7%
--------------------------------------------------------------------------------
Celgene*                                                 9,600    $         416
                                                                  --------------
Total Scientific R&D services                                               416
                                                                  --------------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS BROKERAGE--1.9%
--------------------------------------------------------------------------------
E*Trade Financial*                                      18,680              447
                                                                  --------------
Total Securities & commodity contracts brokerage                            447
                                                                  --------------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--4.2%
--------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings                     1,580              756
NASDAQ Stock Market*                                     8,170              247
                                                                  --------------
Total Securities & commodity exchanges                                    1,003
                                                                  --------------

--------------------------------------------------------------------------------
SEMICONDUCTOR & ELECTRONIC COMPONENT MANUFACTURING--15.1%
--------------------------------------------------------------------------------
ASML Holding, NY Shares*                                16,930              394
Benchmark Electronics* #                                18,080              486
Cisco Systems*                                          21,590              497
Emcore*                                                 23,670              140
Finisar* #                                              80,350              292
Flextronics International* #                            19,530              247
JDS Uniphase*                                          295,110              646
MEMC Electronic Materials*                              12,360              453
Silicon Laboratories*                                   15,000              465
                                                                  --------------
Total Semiconductor & electronic component
   manufacturing                                                          3,620
                                                                  --------------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--12.6%
--------------------------------------------------------------------------------
Akamai Technologies* #                                  30,240            1,512
Citrix Systems*                                          9,760              353
F5 Networks*                                             3,690              198
Oracle*                                                 21,670              385
Salesforce.com* #                                        9,370              336
TIBCO Software* #                                       26,400              237
                                                                  --------------
Total Software publishers                                                 3,021
                                                                  --------------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--6.8%
--------------------------------------------------------------------------------
NII Holdings*                                           19,910            1,238
Sonus Networks*                                         74,930              394
                                                                  --------------
Total Telecommunications                                                  1,632
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS RESELLERS--1.8%
--------------------------------------------------------------------------------
American Tower, Cl A*                                   11,710    $         427
                                                                  --------------
Total Telecommunications resellers                                          427
                                                                  --------------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--1.6%
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide                      6,910              395
                                                                  --------------
Total Traveler accommodation                                                395
                                                                  --------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $19,525)                                                        23,694
================================================================================

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES--23.5%
--------------------------------------------------------------------------------
Boston Global Investment Trust --
   Quality Portfolio (1)                             5,651,400            5,651
                                                                  --------------

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (COST $5,651)                                                          5,651
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--0.7%
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares,
   5.212%**                                            164,676              165

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $165)                                                              165
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--122.8%
   (COST $25,341)                                                 $      29,510
================================================================================

Percentages are based on Net Assets of $24,040.***
  *   Non-income producing security
 **   Rate shown is the 7-day effective yield as of September 30, 2006.
***   This number has been rounded to the nearest thousands.
  # Security fully or partially on loan at September 30, 2006. The total value of securities on loan at September 30, 2006, was $5,397,279.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl -- Class
NY -- New York

The accompanying notes are an integral part of the financial statements.

40 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER SMALL CAP EQUITY FUND
September 30, 2006

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
COMMON STOCK--94.8%
--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.4%
--------------------------------------------------------------------------------
inVentiv Health*                                        35,260    $       1,129
                                                                  --------------
Total Advertising & related services                                      1,129
                                                                  --------------

--------------------------------------------------------------------------------
AEROSPACE PRODUCT & PARTS MANUFACTURING--1.1%
--------------------------------------------------------------------------------
AAR*                                                    36,850              878
                                                                  --------------
Total Aerospace product & parts manufacturing                               878
                                                                  --------------

--------------------------------------------------------------------------------
AGENCIES & OTHER INSURANCE RELATED ACTIVITIES--0.8%
--------------------------------------------------------------------------------
HealthExtras*                                           22,150              627
                                                                  --------------
Total Agencies & other insurance related activities                         627
                                                                  --------------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY MANUFACTURING--1.7%
--------------------------------------------------------------------------------
Hydril*                                                 10,280              576
Oil States International*                               29,350              807
                                                                  --------------
Total Agriculture, construction & mining machinery
   manufacturing                                                          1,383
                                                                  --------------

--------------------------------------------------------------------------------
APPAREL, PIECE GOODS & NOTIONS WHOLESALE--1.2%
--------------------------------------------------------------------------------
The Men's Wearhouse                                     25,470              948
                                                                  --------------
Total Apparel, piece goods & notions wholesale                              948
                                                                  --------------

--------------------------------------------------------------------------------
ARCHITECTURAL & ENGINEERING SERVICES--2.3%
--------------------------------------------------------------------------------
Tetra Tech*                                             33,930              591
Washington Group International*                         21,855            1,286
                                                                  --------------
Total Architectural & engineering services                                1,877
                                                                  --------------

--------------------------------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS MANUFACTURING--1.0%
--------------------------------------------------------------------------------
Griffon*                                                34,740              829
                                                                  --------------
Total Architectural & structural metals manufacturing                       829
                                                                  --------------

--------------------------------------------------------------------------------
BAKERIES & TORTILLA MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Flowers Foods                                           26,830              721
                                                                  --------------
Total Bakeries & tortilla manufacturing                                     721
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Arch Chemicals                                          14,300    $         407
OM Group*                                               13,070              574
                                                                  --------------
Total Basic chemical manufacturing                                          981
                                                                  --------------

--------------------------------------------------------------------------------
CLOTHING STORES--0.9%
--------------------------------------------------------------------------------
Tween Brands*                                           18,900              711
                                                                  --------------
Total Clothing stores                                                       711
                                                                  --------------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--2.4%
--------------------------------------------------------------------------------
Nice Systems ADR*                                       31,520              872
Polycom*                                                44,450            1,091
                                                                  --------------
Total Communications equipment manufacturing                              1,963
                                                                  --------------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Emulex*                                                 40,040              728
                                                                  --------------
Total Computer & peripheral equipment manufacturing                         728
                                                                  --------------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--0.8%
--------------------------------------------------------------------------------
CACI International, Cl A*                               11,900              655
                                                                  --------------
Total Computer systems design & related services                            655
                                                                  --------------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Phillips-Van Heusen                                     24,960            1,043
                                                                  --------------
Total Cut & sew apparel manufacturing                                     1,043
                                                                  --------------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--0.8%
--------------------------------------------------------------------------------
eFunds*                                                 25,390              614
                                                                  --------------
Total Data processing services                                              614
                                                                  --------------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--3.6%
--------------------------------------------------------------------------------
First Community Bancorp                                 12,490              699
First Midwest Bancorp                                   22,880              867
Greater Bay Bancorp                                     27,550              777
Provident Bankshares                                    15,730              583
                                                                  --------------
Total Depository credit intermediation                                    2,926
                                                                  --------------

                                            TURNER FUNDS 2006 ANNUAL REPORT | 41

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION & DISTRIBUTION--2.3%
--------------------------------------------------------------------------------
Allete                                                  11,240    $         488
El Paso Electric                                        29,860              667
Unisource Energy                                        22,190              740
                                                                  --------------
Total Electric power generation, transmission &
   distribution                                                           1,895
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--0.9%
--------------------------------------------------------------------------------
Arris Group*                                            64,740              742
                                                                  --------------
Total Electrical goods wholesale                                            742
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRONIC INSTRUMENT MANUFACTURING--3.1%
--------------------------------------------------------------------------------
Analogic #                                              18,946              972
Itron* #                                                16,180              903
United Industrial                                       11,340              607
                                                                  --------------
Total Electronic instrument manufacturing                                 2,482
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.4%
--------------------------------------------------------------------------------
PolyMedica #                                            27,070            1,159
                                                                  --------------
Total Electronic shopping & mail-order houses                             1,159
                                                                  --------------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION EQUIPMENT MANUFACTURING--0.5%
--------------------------------------------------------------------------------
EnPro Industries*                                       12,310              370
                                                                  --------------
Total Engine, turbine & power transmission
   equipment manufacturing                                                  370
                                                                  --------------

--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--2.2%
--------------------------------------------------------------------------------
Skechers U.S.A., Cl A                                   32,980              775
Wolverine World Wide                                    36,400            1,031
                                                                  --------------
Total Footwear manufacturing                                              1,806
                                                                  --------------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--1.3%
--------------------------------------------------------------------------------
Bob Evans Farms                                         35,280            1,068
                                                                  --------------
Total Full-service restaurants                                            1,068
                                                                  --------------

--------------------------------------------------------------------------------
GAMBLING INDUSTRIES--0.8%
--------------------------------------------------------------------------------
Pinnacle Entertainment*                                 22,660              637
                                                                  --------------
Total Gambling industries                                                   637
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.7%
--------------------------------------------------------------------------------
NBTY*                                                   19,160    $         561
                                                                  --------------
Total Health & personal care stores                                         561
                                                                  --------------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates*              23,360              857
                                                                  --------------
Total Industrial machinery manufacturing                                    857
                                                                  --------------

--------------------------------------------------------------------------------
INFORMATION SERVICES--1.4%
--------------------------------------------------------------------------------
WebEx Communications*                                   28,590            1,116
                                                                  --------------
Total Information services                                                1,116
                                                                  --------------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--5.2%
--------------------------------------------------------------------------------
Delphi Financial Group, Cl A                            25,295            1,009
IPC Holdings                                            27,410              834
ProAssurance*                                           17,181              847
RLI                                                      9,560              485
Tower Group                                             32,670            1,089
                                                                  --------------
Total Insurance carriers                                                  4,264
                                                                  --------------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.9%
--------------------------------------------------------------------------------
Domino's Pizza                                          38,710              993
Jack in the Box*                                        11,030              575
                                                                  --------------
Total Limited-service eating places                                       1,568
                                                                  --------------

--------------------------------------------------------------------------------
MANAGEMENT & TECHNICAL CONSULTING SERVICES--1.5%
--------------------------------------------------------------------------------
FTI Consulting*                                         24,000              601
Gartner*                                                33,020              581
                                                                  --------------
Total Management & technical consulting services                          1,182
                                                                  --------------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Haemonetics*                                            19,890              931
                                                                  --------------
Total Medical equipment & supplies manufacturing                            931
                                                                  --------------

--------------------------------------------------------------------------------
METAL ORE MINING--0.9%
--------------------------------------------------------------------------------
Randgold Resources ADR*                                 35,890             731
                                                                  --------------
Total Metal ore mining                                                     731
                                                                  --------------

42 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.3%
--------------------------------------------------------------------------------
Lions Gate Entertainment*                               40,390    $         404
Macrovision*                                            27,940              662
                                                                  --------------
Total Motion picture & video industries                                   1,066
                                                                  --------------

--------------------------------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Tenneco*                                                32,900              770
                                                                  --------------
Total Motor vehicle body & trailer manufacturing                            770
                                                                  --------------

--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--2.0%
--------------------------------------------------------------------------------
New Jersey Resources                                    19,780              975
Southwest Gas                                           19,200              640
                                                                  --------------
Total Natural gas distribution                                            1,615
                                                                  --------------

--------------------------------------------------------------------------------
NURSING CARE FACILITIES--1.0%
--------------------------------------------------------------------------------
Genesis HealthCare*                                     16,780              799
                                                                  --------------
Total Nursing care facilities                                               799
                                                                  --------------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--1.1%
--------------------------------------------------------------------------------
Comstock Resources*                                     31,410              853
                                                                  --------------
Total Oil & gas extraction                                                  853
                                                                  --------------

--------------------------------------------------------------------------------
OTHER AMBULATORY HEALTH CARE SERVICES--0.9%
--------------------------------------------------------------------------------
Magellan Health Services*                               17,240              734
                                                                  --------------
Total Other ambulatory health care services                                 734
                                                                  --------------

--------------------------------------------------------------------------------
OTHER AMUSEMENT & RECREATION INDUSTRIES--1.4%
--------------------------------------------------------------------------------
Vail Resorts*                                           28,900            1,157
                                                                  --------------
Total Other amusement & recreation industries                             1,157
                                                                  --------------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT MANUFACTURING--2.0%
--------------------------------------------------------------------------------
Belden CDT                                              13,440              514
CommScope*                                              33,710            1,108
                                                                  --------------
Total Other electrical equipment & component
   manufacturing                                                          1,622
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
OTHER FABRICATED METAL PRODUCT MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Kaydon                                                  24,300   $          900
Watts Water Technologies, Cl A                          13,160              418
                                                                  --------------
Total Other fabricated metal product manufacturing                        1,318
                                                                  --------------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.1%
--------------------------------------------------------------------------------
Waddell & Reed Financial, Cl A                          35,360              875
                                                                  --------------
Total Other financial investment activities                                 875
                                                                  --------------

--------------------------------------------------------------------------------
OTHER GENERAL MERCHANDISE STORES--0.7%
--------------------------------------------------------------------------------
BJ's Wholesale Club*                                    20,540              599
                                                                  --------------
Total Other general merchandise stores                                      599
                                                                  --------------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Gardner Denver*                                         19,710              652
                                                                  --------------
Total Other general purpose machinery manufacturing                         652
                                                                  --------------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--8.0%
--------------------------------------------------------------------------------
BioMed Realty Trust #                                   27,200              825
Corporate Office Properties Trust                       18,760              840
First Potomac Realty Trust                              16,100              487
LaSalle Hotel Properties                                18,330              794
Maguire Properties                                      20,610              840
Mid-America Apartment Communities                       17,600            1,077
Strategic Hotels & Resorts                              43,010              855
Taubman Centers                                         17,160              762
                                                                  --------------
Total Other investment pools & funds                                      6,480
                                                                  --------------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.2%
--------------------------------------------------------------------------------
WMS Industries*                                         32,440              948
                                                                  --------------
Total Other miscellaneous manufacturing                                     948
                                                                  --------------

--------------------------------------------------------------------------------
OTHER NONMETALLIC MINERAL PRODUCTS--0.7%
--------------------------------------------------------------------------------
Brush Engineered Materials*                             24,210              602
                                                                  --------------
Total Other nonmetallic mineral products                                    602
                                                                  --------------

                                            TURNER FUNDS 2006 ANNUAL REPORT | 43

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--1.1%
--------------------------------------------------------------------------------
Psychiatric Solutions*                                  27,370    $         933
                                                                  --------------
Total Outpatient care centers                                               933
                                                                  --------------

--------------------------------------------------------------------------------
PETROLEUM & COAL PRODUCTS MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Alon USA Energy                                         19,860              586
                                                                  --------------
Total Petroleum & coal products manufacturing                               586
                                                                  --------------

--------------------------------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Jarden* #                                               27,300              900
                                                                  --------------
Total Plastics product manufacturing                                        900
                                                                  --------------

--------------------------------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--0.5%
--------------------------------------------------------------------------------
Glatfelter                                              32,220              437
                                                                  --------------
Total Pulp, paper & paperboard mills                                        437
                                                                  --------------

--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.2%
--------------------------------------------------------------------------------
Alaska Air Group*                                       25,110              955
                                                                  --------------
Total Scheduled air transportation                                          955
                                                                  --------------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.8%
--------------------------------------------------------------------------------
Techne*                                                 12,600              641
                                                                  --------------
Total Scientific R&D services                                               641
                                                                  --------------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS BROKERAGE--1.3%
--------------------------------------------------------------------------------
GFI Group*                                              19,750            1,092
                                                                  --------------
Total Securities & commodity contracts brokerage                          1,092
                                                                  --------------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY EXCHANGES--1.4%
--------------------------------------------------------------------------------
International Securities Exchange Holdings              24,170            1,133
                                                                  --------------
Total Securities & commodity exchanges                                    1,133
                                                                  --------------

--------------------------------------------------------------------------------
SEMICONDUCTOR & ELECTRONIC COMPONENT MANUFACTURING--4.7%
--------------------------------------------------------------------------------
ATMI*                                                   27,600              802
Benchmark Electronics*                                  34,210              920
DSP Group*                                              31,280              715

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
ON Semiconductor*                                       98,660    $         580
Silicon Image*                                          65,450              832
                                                                  --------------
Total Semiconductor & electronic component
   manufacturing                                                          3,849
                                                                  --------------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--4.1%
--------------------------------------------------------------------------------
Blackbaud                                               35,040              771
Brocade Communications Systems*                        128,140              905
THQ*                                                    27,695              808
Transaction Systems Architects*                         24,270              833
                                                                  --------------
Total Software publishers                                                 3,317
                                                                  --------------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.2%
--------------------------------------------------------------------------------
Dobson Communications, Cl A*                            87,500              614
IDT, Cl B*                                              47,280              682
NeuStar, Cl A*                                          18,450              512
                                                                  --------------
Total Telecommunications                                                  1,808
                                                                  --------------

--------------------------------------------------------------------------------
WASTE COLLECTION--1.8%
--------------------------------------------------------------------------------
Clean Harbors*                                          33,070            1,440
                                                                  --------------
Total Waste collection                                                    1,440
                                                                  --------------

--------------------------------------------------------------------------------
WATER TRANSPORTATION SUPPORT ACTIVITIES--0.6%
--------------------------------------------------------------------------------
Kirby*                                                  16,800              526
                                                                  --------------
Total Water transportation support activities                               526
                                                                  --------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $70,120)                                                        77,089
================================================================================

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY--1.5%
--------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                         17,060            1,228
--------------------------------------------------------------------------------
TOTAL REGISTERED INVESTMENT COMPANY
   (COST $1,163)                                                          1,228
================================================================================

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES--3.5%
--------------------------------------------------------------------------------
Boston Global Investment Trust -- Quality
   Portfolio (1)                                     2,839,100            2,839
                                                                  --------------

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (COST $2,839)                                                          2,839
--------------------------------------------------------------------------------

44 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--2.8%
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares,
   5.212%**                                          2,319,359    $       2,319
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $2,319)                                                          2,319
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--102.6%
   (COST $76,441)                                                 $      83,475
================================================================================

Percentages are based on Net Assets of $81,340.***
  *   Non-income producing security
 **   Rate shown is the 7-day effective yield as of September 30, 2006.
***   This number has been rounded to the nearest thousands.
  # Security fully or partially on loan at September 30, 2006. The total value of securities on loan at September 30, 2006, was $2,733,636.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2006 ANNUAL REPORT | 45

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

TURNER SMALL CAP GROWTH FUND
September 30, 2006
                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.2%
--------------------------------------------------------------------------------
ACCOUNTING & BOOKKEEPING SERVICES--0.8%
--------------------------------------------------------------------------------
Jackson Hewitt Tax Service                              66,790    $       2,004
                                                                  --------------
Total Accounting & bookkeeping services                                   2,004
                                                                  --------------

--------------------------------------------------------------------------------
ACTIVITIES RELATED TO CREDIT INTERMEDIATION--0.5%
--------------------------------------------------------------------------------
Heartland Payment Systems #                             50,880            1,323
                                                                  --------------
Total Activities related to credit intermediation                         1,323
                                                                  --------------

--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.2%
--------------------------------------------------------------------------------
aQuantive* #                                           129,280            3,054
                                                                  --------------
Total Advertising & related services                                      3,054
                                                                  --------------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING MACHINERY MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Bucyrus International, Cl A                             26,245            1,113
                                                                  --------------
Total Agriculture, construction & mining
   machinery manufacturing                                                1,113
                                                                  --------------

--------------------------------------------------------------------------------
ARCHITECTURAL & ENGINEERING SERVICES--1.3%
--------------------------------------------------------------------------------
Infrasource Services*                                   79,860            1,402
Washington Group International*                         28,990            1,706
                                                                  --------------
Total Architectural & engineering services                                3,108
                                                                  --------------

--------------------------------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS MANUFACTURING--1.3%
--------------------------------------------------------------------------------
RTI International Metals*                               27,850            1,214
Valmont Industries                                      37,360            1,952
                                                                  --------------
Total Architectural & structural metals
   manufacturing                                                          3,166
                                                                  --------------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Rockwood Holdings*                                      47,640              952
                                                                  --------------
Total Basic chemical manufacturing                                          952
                                                                  --------------

--------------------------------------------------------------------------------
BOILER, TANK & SHIPPING CONTAINER MANUFACTURING--0.1%
--------------------------------------------------------------------------------
Silgan Holdings                                          8,460              318
                                                                  --------------
Total Boiler, tank & shipping container
   manufacturing                                                            318
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
CLOTHING STORES--2.7%
--------------------------------------------------------------------------------
Casual Male Retail Group*                              185,846    $       2,551
Gymboree*                                               56,230            2,372
The Children's Place*                                   29,220            1,871
                                                                  --------------
Total Clothing stores                                                     6,794
                                                                  --------------

--------------------------------------------------------------------------------
COLLEGES, UNIVERSITIES & PROFESSIONAL SCHOOLS--1.1%
--------------------------------------------------------------------------------
Strayer Education #                                     24,390            2,639
                                                                  --------------
Total Colleges, universities & professional
   schools                                                                2,639
                                                                  --------------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT MANUFACTURING--1.9%
--------------------------------------------------------------------------------
Anadigics* #                                           190,880            1,367
Nice Systems ADR*                                       60,160            1,665
Polycom*                                                68,540            1,681
                                                                  --------------
Total Communications equipment manufacturing                              4,713
                                                                  --------------

--------------------------------------------------------------------------------
COMMUNITY CARE FACILITIES FOR THE ELDERLY--0.7%
--------------------------------------------------------------------------------
Sunrise Senior Living*                                  60,650            1,812
                                                                  --------------
Total Community care facilities for the elderly                           1,812
                                                                  --------------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN & RELATED SERVICES--5.3%
--------------------------------------------------------------------------------
Digital Insight*                                        44,940            1,318
Digital River* #                                        62,480            3,194
Foundry Networks*                                      115,400            1,517
Kanbay International*                                   62,540            1,286
Micros Systems* #                                       37,760            1,847
Quality Systems #                                       43,380            1,683
Riverbed Technology* #                                 115,930            2,261
                                                                  --------------
Total Computer systems design & related services                         13,106
                                                                  --------------

--------------------------------------------------------------------------------
CONVERTED PAPER PRODUCT MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Cenveo*                                                 86,820            1,634
                                                                  --------------
Total Converted paper product manufacturing                               1,634
                                                                  --------------

46 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--1.9%
--------------------------------------------------------------------------------
Guess?* #                                               45,530    $       2,210
Under Armour, Cl A* #                                   61,280            2,452
                                                                  --------------
Total Cut & sew apparel manufacturing                                     4,662
                                                                  --------------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--0.4%
--------------------------------------------------------------------------------
MoneyGram International                                 33,070              961
                                                                  --------------
Total Data processing services                                              961
                                                                  --------------

--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES WATER
   TRANSPORTATION--1.9%
--------------------------------------------------------------------------------
American Commercial Lines*                              43,630            2,594
Hornbeck Offshore Services*                             66,570            2,230
                                                                  --------------
Total Deep sea, coastal & great lakes water
   transportation                                                         4,824
                                                                  --------------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--2.6%
--------------------------------------------------------------------------------
East West Bancorp                                       37,062            1,468
Greater Bay Bancorp #                                   26,720              754
Hanmi Financial                                         84,690            1,660
PrivateBancorp #                                        21,630              989
United Community Banks                                  49,700            1,493
                                                                  --------------
Total Depository credit intermediation                                    6,364
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRIC LIGHTING EQUIPMENT MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Acuity Brands                                           49,240            2,235
Genlyte Group*                                           8,650              616
                                                                  --------------
Total Electric lighting equipment manufacturing                           2,851
                                                                  --------------

--------------------------------------------------------------------------------
ELECTRONIC INSTRUMENT MANUFACTURING--3.8%
--------------------------------------------------------------------------------
Coherent* #                                             34,140            1,183
Hologic* #                                              49,600            2,158
Itron* #                                                45,460            2,537
Mentor #                                                70,090            3,532
                                                                  --------------
Total Electronic instrument manufacturing                                 9,410
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--0.6%
--------------------------------------------------------------------------------
Nutri/System* #                                         24,270    $       1,512
                                                                  --------------
Total Electronic shopping & mail-order houses                             1,512
                                                                  --------------

--------------------------------------------------------------------------------
EMPLOYMENT SERVICES--1.6%
--------------------------------------------------------------------------------
Administaff                                             75,360            2,540
AMN Healthcare Services*                                62,920            1,494
                                                                  --------------
Total Employment services                                                 4,034
                                                                  --------------

--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--1.4%
--------------------------------------------------------------------------------
CROCS*                                                  41,700            1,416
Iconix Brand Group*                                    132,440            2,132
                                                                  --------------
Total Footwear manufacturing                                              3,548
                                                                  --------------

--------------------------------------------------------------------------------
FORGING & STAMPING--0.4%
--------------------------------------------------------------------------------
Ladish*                                                 37,010            1,069
                                                                  --------------
Total Forging & stamping                                                  1,069
                                                                  --------------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--1.3%
--------------------------------------------------------------------------------
McCormick & Schmick's Seafood Restaurants*              77,790            1,749
Red Robin Gourmet Burgers* #                            34,020            1,569
                                                                  --------------
Total Full-service restaurants                                            3,318
                                                                  --------------

--------------------------------------------------------------------------------
GAMBLING INDUSTRIES--0.6%
--------------------------------------------------------------------------------
Pinnacle Entertainment*                                 50,220            1,412
                                                                  --------------
Total Gambling industries                                                 1,412
                                                                  --------------

--------------------------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.4%
--------------------------------------------------------------------------------
Saia*                                                   30,048              980
                                                                  --------------
Total General freight trucking                                              980
                                                                  --------------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--0.9%
--------------------------------------------------------------------------------
Healthways*                                             50,030            2,231
                                                                  --------------
Total General medical & surgical hospitals                                2,231
                                                                  --------------

                                            TURNER FUNDS 2006 ANNUAL REPORT | 47

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
GRAIN & OILSEED MILLING--0.4%
--------------------------------------------------------------------------------
Ralcorp Holdings*                                       18,210    $         878
                                                                  --------------
Total Grain & oilseed milling                                               878
                                                                  --------------

--------------------------------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALE--0.7%
--------------------------------------------------------------------------------
United Natural Foods*                                   59,670            1,849
                                                                  --------------
Total Grocery & related product wholesale                                 1,849
                                                                  --------------

--------------------------------------------------------------------------------
GROCERY STORES--0.4%
--------------------------------------------------------------------------------
Pantry*                                                 18,190            1,025
                                                                  --------------
Total Grocery stores                                                      1,025
                                                                  --------------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--3.4%
--------------------------------------------------------------------------------
Cymer*                                                  66,570            2,923
Tessera Technologies* #                                 75,050            2,610
Varian Semiconductor Equipment Associates*              82,440            3,026
                                                                  --------------
Total Industrial machinery manufacturing                                  8,559
                                                                  --------------

--------------------------------------------------------------------------------
INFORMATION SERVICES--5.2%
--------------------------------------------------------------------------------
24/7 Real Media*                                       232,420            1,985
Cogent Communications Group*                           133,550            1,548
Ctrip.com International ADR #                           18,260              821
Equinix*                                                38,670            2,324
Opsware* #                                             186,140            1,677
Sohu.com*                                               90,650            1,996
WebEx Communications*                                   65,910            2,572
                                                                  --------------
Total Information services                                               12,923
                                                                  --------------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--1.7%
--------------------------------------------------------------------------------
Argonaut Group*                                         60,064            1,864
WellCare Health Plans*                                  43,080            2,440
                                                                  --------------
Total Insurance carriers                                                  4,304
                                                                  --------------

--------------------------------------------------------------------------------
MANAGEMENT & TECHNICAL CONSULTING SERVICES--0.7%
--------------------------------------------------------------------------------
HUB Group, Cl A*                                        72,040            1,641
                                                                  --------------
Total Management & technical consulting services                          1,641
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--0.5%
--------------------------------------------------------------------------------
Icon ADR*                                               18,070    $       1,275
                                                                  --------------
Total Medical & diagnostic laboratories                                   1,275
                                                                  --------------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING--3.0%
--------------------------------------------------------------------------------
Haemonetics*                                            56,150            2,628
Kyphon*                                                 31,290            1,171
Ventana Medical Systems* #                              21,110              862
West Pharmaceutical Services                            72,860            2,861
                                                                  --------------
Total Medical equipment & supplies manufacturing                          7,522
                                                                  --------------

--------------------------------------------------------------------------------
METAL ORE MINING--0.7%
--------------------------------------------------------------------------------
PAN American Silver*                                    87,920            1,718
                                                                  --------------
Total Metal ore mining                                                    1,718
                                                                  --------------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.4%
--------------------------------------------------------------------------------
Basic Energy Services*                                  70,330            1,716
Core Laboratories*                                      27,090            1,728
                                                                  --------------
Total Mining support activities                                           3,444
                                                                  --------------

--------------------------------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS WHOLESALE--0.7%
--------------------------------------------------------------------------------
Central Garden and Pet*                                 36,900            1,781
                                                                  --------------
Total Miscellaneous nondurable goods wholesale                            1,781
                                                                  --------------

--------------------------------------------------------------------------------
NATURAL GAS TRANSMISSION & DISTRIBUTION--0.6%
--------------------------------------------------------------------------------
Crosstex Energy                                         16,370            1,466
                                                                  --------------
Total Natural gas transmission & distribution                             1,466
                                                                  --------------

--------------------------------------------------------------------------------
OFFICE FURNITURE AND FIXTURES MANUFACTURING--0.2%
--------------------------------------------------------------------------------
Knoll                                                   19,270              389
                                                                  --------------
Total Office furniture and fixtures manufacturing                           389
                                                                  --------------

48 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--2.5%
--------------------------------------------------------------------------------
Arena Resources*                                        36,930    $       1,186
Berry Petroleum, Cl A                                   44,680            1,258
Parallel Petroleum*                                    121,290            2,433
Penn Virginia                                           21,030            1,334
                                                                  --------------
Total Oil & gas extraction                                                6,211
                                                                  --------------

--------------------------------------------------------------------------------
OTHER AMUSEMENT & RECREATION INDUSTRIES--1.1%
--------------------------------------------------------------------------------
Life Time Fitness* #                                    59,050            2,734
                                                                  --------------
Total Other amusement & recreation industries                             2,734
                                                                  --------------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT
   MANUFACTURING--0.9%
--------------------------------------------------------------------------------
General Cable*                                          57,610            2,201
                                                                  --------------
Total Other electrical equipment & component
   manufacturing                                                          2,201
                                                                  --------------

--------------------------------------------------------------------------------
OTHER FOOD MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Hercules*                                              114,480            1,805
                                                                  --------------
Total Other food manufacturing                                            1,805
                                                                  --------------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY MANUFACTURING--1.7%
--------------------------------------------------------------------------------
Dril-Quip*                                              29,340            1,986
Gardner Denver*                                         64,980            2,149
                                                                  --------------
Total Other general purpose machinery
   manufacturing                                                          4,135
                                                                  --------------

--------------------------------------------------------------------------------
OTHER HEAVY CONSTRUCTION--0.5%
--------------------------------------------------------------------------------
Granite Construction #                                  21,590            1,152
                                                                  --------------
Total Other heavy construction                                            1,152
                                                                  --------------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--3.0%
--------------------------------------------------------------------------------
Corporate Office Properties Trust                       27,210            1,218
Digital Realty Trust #                                  61,420            1,924
Highland Hospitality                                    93,700            1,343
Home Properties #                                       21,610            1,235
Sunstone Hotel Investors                                61,930            1,840
                                                                  --------------
Total Other investment pools & funds                                      7,560
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.1%
--------------------------------------------------------------------------------
WMS Industries*                                         94,970    $       2,774
                                                                  --------------
Total Other miscellaneous manufacturing                                   2,774
                                                                  --------------

--------------------------------------------------------------------------------
OTHER TRANSPORTATION EQUIPMENT MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Comtech Group*                                         176,060            2,636
                                                                  --------------
Total Other transportation equipment
   manufacturing                                                          2,636
                                                                  --------------

--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--1.8%
--------------------------------------------------------------------------------
Psychiatric Solutions* #                               131,050            4,468
                                                                  --------------
Total Outpatient care centers                                             4,468
                                                                  --------------

--------------------------------------------------------------------------------
PAINT, COATING & ADHESIVE MANUFACTURING--0.5%
--------------------------------------------------------------------------------
H.B. Fuller                                             47,690            1,118
                                                                  --------------
Total Paint, coating & adhesive manufacturing                             1,118
                                                                  --------------

--------------------------------------------------------------------------------
PAPER & PAPER PRODUCT WHOLESALE--0.9%
--------------------------------------------------------------------------------
VistaPrint*                                             88,090            2,285
                                                                  --------------
Total Paper & paper product wholesale                                     2,285
                                                                  --------------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE MANUFACTURING--5.8%
--------------------------------------------------------------------------------
Adams Respiratory Therapeutics*                         43,960            1,608
Alexion Pharmaceuticals*                                50,180            1,705
Array Biopharma*                                       112,390              958
Conor Medsystems* #                                     34,040              802
Cubist Pharmaceuticals*                                 48,350            1,051
KV Pharmaceutical, Cl A*                                80,110            1,899
Myogen* #                                               83,190            2,918
New River Pharmaceuticals* #                            70,916            1,825
Nuvelo*                                                 94,830            1,730
                                                                  --------------
Total Pharmaceutical & medicine manufacturing                            14,496
                                                                  --------------

--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.7%
--------------------------------------------------------------------------------
Skywest                                                 71,420            1,751
                                                                  --------------
Total Scheduled air transportation                                        1,751
                                                                  --------------

                                            TURNER FUNDS 2006 ANNUAL REPORT | 49

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.0%
--------------------------------------------------------------------------------
Illumina*                                               74,330    $       2,456
Parexel International*                                  75,180            2,488
                                                                  --------------
Total Scientific R&D services                                             4,944
                                                                  --------------

--------------------------------------------------------------------------------
SECURITIES & COMMODITY CONTRACTS BROKERAGE--2.5%
--------------------------------------------------------------------------------
Greenhill #                                             30,940            2,074
Investment Technology Group*                            40,770            1,824
optionsXpress Holdings                                  43,700            1,218
Penson Worldwide*                                       65,660            1,179
                                                                  --------------
Total Securities & commodity contracts brokerage                          6,295
                                                                  --------------

--------------------------------------------------------------------------------
SEMICONDUCTOR & ELECTRONIC COMPONENT MANUFACTURING--4.7%
--------------------------------------------------------------------------------
Benchmark Electronics*                                  98,740            2,654
Diodes*                                                 37,020            1,598
Emcore*                                                162,966              965
Energy Conversion Devices*                              36,810            1,364
Finisar*                                               465,930            1,691
Formfactor*                                             56,820            2,394
Silicon Laboratories*                                   32,860            1,019
                                                                  --------------
Total Semiconductor & electronic component
   manufacturing                                                         11,685
                                                                  --------------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--4.0%
--------------------------------------------------------------------------------
Advent Software*                                        30,290            1,097
Altiris*                                                54,480            1,149
Blackbaud                                               67,470            1,484
Blackboard* #                                           51,420            1,362
THQ*                                                    67,360            1,965
TIBCO Software*                                        203,000            1,823
Transaction Systems Architects*                         27,330              938
                                                                  --------------
Total Software publishers                                                 9,818
                                                                  --------------

--------------------------------------------------------------------------------
SPECIALTY FOOD STORES--0.5%
--------------------------------------------------------------------------------
Wild Oats Markets* #                                    74,360            1,202
                                                                  --------------
Total Specialty food stores                                               1,202
                                                                  --------------

                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
SPRING & WIRE PRODUCT MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Barnes Group #                                          70,450    $       1,237
                                                                  --------------
Total Spring & wire product manufacturing                                 1,237
                                                                  --------------

--------------------------------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM PURCHASED STEEL--0.5%
--------------------------------------------------------------------------------
Oregon Steel Mills*                                     25,360            1,239
                                                                  --------------
Total Steel product manufacturing from purchased
   steel                                                                  1,239
                                                                  --------------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--3.1%
--------------------------------------------------------------------------------
Brightpoint*                                            98,900            1,406
SBA Communications, Cl A*                               53,910            1,312
Sonus Networks*                                        313,924            1,651
Time Warner Telecom, Cl A*                             169,420            3,221
                                                                  --------------
Total Telecommunications                                                  7,590
                                                                  --------------

--------------------------------------------------------------------------------
TRAVEL ARRANGEMENT & RESERVATION SERVICES--0.6%
--------------------------------------------------------------------------------
Priceline.com* #                                        41,050            1,510
                                                                  --------------
Total Travel arrangement & reservation services                           1,510
                                                                  --------------

--------------------------------------------------------------------------------
WASTE COLLECTION--0.5%
--------------------------------------------------------------------------------
Waste Connections*                                      34,800            1,319
                                                                  --------------
Total Waste collection                                                    1,319
                                                                  --------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $219,182)                                      243,851
================================================================================

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES--12.2%
--------------------------------------------------------------------------------
Boston Global Investment Trust--Quality
   Portfolio (1)                                    30,338,080           30,338
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES
   (COST $30,338)                                                        30,338
================================================================================

50 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
                                                                          Value
                                                        Shares            (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--4.1%
--------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional
   Shares, 5.212%**                                 10,189,095     $     10,189
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
  (COST $10,189)                                                          10,189
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--114.5%
  (COST $259,709)                                                   $    284,378
================================================================================

Percentages are based on Net Assets of $248,271.***
  *   Non-income producing security
 **   Rate shown is the 7-day effective yield as of September 30, 2006.
***   This number has been rounded to the nearest thousands.
  # Security fully or partially on loan at September 30, 2006. The total value of securities on loan at September 30, 2006, was $29,193,821.
(1) A private placement security. Units are non-transferable but may be redeemed at the NAV. The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Fund, as such, the Fund is liable for the investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.
ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                            TURNER FUNDS 2006 ANNUAL REPORT | 51

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (000)
September 30, 2006

                                                     Turner           Turner
                                                  Concentrated         Core            Turner
                                                     Growth           Growth          Emerging
                                                      Fund             Fund         Growth Fund
-------------------------------------------------------------------------------------------------
Assets:
-------------------------------------------------------------------------------------------------
   Investment securities, at cost                 $     40,663     $     90,342    $     733,198
=================================================================================================
   Investment securities, at value                $     46,001*    $     98,776    $     847,729*
   Cash                                                     --               --               --
   Receivable for capital shares sold                        2               46            1,021
   Receivable for investment securities sold                --            1,097            1,878
   Receivable from investment adviser                       --               --               --
   Receivable for dividend and interest income              19               76              431
-------------------------------------------------------------------------------------------------
      Total assets                                      46,022           99,995          851,059
=================================================================================================
Liabilities:
   Obligation to return securities lending
      collateral                                         7,798               --          283,591
   Payable due to investment adviser                        13               17              479
   Payable for capital shares redeemed                       9                7              543
   Payable due to administrator                              5                5               69
   Payable for investment securities purchased              --            4,568              924
   Payable due to shareholder servicing                     --                4               --
   Other accrued expenses                                   17               41              226
-------------------------------------------------------------------------------------------------
      Total liabilities                                  7,842            4,642          285,832
-------------------------------------------------------------------------------------------------
         Net assets                               $     38,180     $     95,353    $     565,227
=================================================================================================
   *Includes market value of securities on loan   $      7,410     $         --    $     269,788
=================================================================================================
Net assets consist of:
   Portfolio capital of Class I Shares            $    189,338     $     66,191    $     401,593
   Portfolio capital of Class II Shares                     --           23,060               --
   Undistributed net investment income                      --              380               --
   Accumulated net realized gain (loss) on
      investments                                     (156,496)          (2,712)          49,103
   Net unrealized appreciation on investments            5,338            8,434          114,531
-------------------------------------------------------------------------------------------------
         Net assets                               $     38,180     $     95,353    $     565,227
=================================================================================================
Outstanding shares of beneficial interest(1)
   Class I Shares(2)                                 5,025,030        6,174,164       10,099,351
-------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest(1)
   Class II Shares(2)                                      n/a        2,017,400              n/a
-------------------------------------------------------------------------------------------------
Net Assets -- Class I Shares(2)                   $ 38,179,599     $ 71,934,748    $ 565,226,936
-------------------------------------------------------------------------------------------------
Net Assets -- Class II Shares(2)                           n/a     $ 23,417,779              n/a
-------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price
   per share -- Class I Shares                    $       7.60     $      11.65    $       55.97
-------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price
   per share -- Class II Shares                            n/a     $      11.61              n/a
=================================================================================================

(1)   Unlimited authorization -- par value $0.00001.
(2)   Shares and Net Assets have not been rounded.

The accompanying notes are an integral part of the financial statements.

52 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                      Turner         Turner           Turner             Turner
                                                    Large Cap       Large Cap         Midcap        New Enterprise
                                                   Growth Fund     Value Fund      Growth Fund           Fund
-------------------------------------------------------------------------------------------------------------------
Assets:
-------------------------------------------------------------------------------------------------------------------
   Investment securities, at cost                 $     17,168    $        526   $     1,094,571    $       25,341
===================================================================================================================
   Investment securities, at value                $     19,543    $        581   $     1,259,251*   $       29,510*
   Cash                                                     --              --                --                 1
   Receivable for capital shares sold                       15               2             2,717                51
   Receivable for investment securities sold               336              --            29,740             1,861
   Receivable from investment adviser                       --               3                --                 5
   Receivable for dividend and interest income              15               1               456                 4
-------------------------------------------------------------------------------------------------------------------
      Total assets                                      19,909             587         1,292,164            31,432
===================================================================================================================
Liabilities:
   Obligation to return securities lending
      collateral                                            --              --           154,567             5,651
   Payable due to investment adviser                        21              --               681                --
   Payable for capital shares redeemed                       7              --             1,416                80
   Payable due to administrator                              2              --               134                 2
   Payable for investment securities purchased             352              --            19,302             1,627
   Payable due to shareholder servicing                     --              --                --                --
   Other accrued expenses                                   17               7               419                32
-------------------------------------------------------------------------------------------------------------------
      Total liabilities                                    399               7           176,519             7,392
-------------------------------------------------------------------------------------------------------------------
         Net assets                               $     19,510    $        580   $     1,115,645    $       24,040
===================================================================================================================
   *Includes market value of securities on loan   $         --    $         --   $       149,114    $        5,397
===================================================================================================================
Net assets consist of:
   Portfolio capital of Class I Shares            $     33,382    $        508   $     1,367,153    $       33,472
   Portfolio capital of Class II Shares                     --              --             2,065                --
   Undistributed net investment income                      54               5                --                --
   Accumulated net realized gain (loss) on
      investments                                      (16,301)             12          (418,253)          (13,601)
   Net unrealized appreciation on investments            2,375              55           164,680             4,169
-------------------------------------------------------------------------------------------------------------------
         Net assets                               $     19,510    $        580   $     1,115,645    $       24,040
===================================================================================================================
Outstanding shares of beneficial interest(1)
   Class I Shares(2)                                 3,496,139          50,728        40,292,735         3,841,376
-------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest(1)
   Class II Shares(2)                                      n/a             n/a            90,643               n/a
-------------------------------------------------------------------------------------------------------------------
Net Assets -- Class I Shares(2)                   $ 19,510,224    $    580,090   $ 1,113,200,826    $   24,040,394
-------------------------------------------------------------------------------------------------------------------
Net Assets -- Class II Shares(2)                           n/a             n/a   $     2,444,073               n/a
-------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price
   per share -- Class I Shares                    $       5.58    $      11.44   $         27.63    $         6.26
-------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price
   per share -- Class II Shares                            n/a             n/a   $         26.96               n/a
===================================================================================================================

                                                      Turner            Turner
                                                     Small Cap         Small Cap
                                                    Equity Fund       Growth Fund
-----------------------------------------------------------------------------------
Assets:
-----------------------------------------------------------------------------------
   Investment securities, at cost                 $       76,441    $      259,709
===================================================================================
   Investment securities, at value                $       83,475*   $      284,378*
   Cash                                                        3                --
   Receivable for capital shares sold                        182               718
   Receivable for investment securities sold               1,991             7,645
   Receivable from investment adviser                         --                --
   Receivable for dividend and interest income                83               148
-----------------------------------------------------------------------------------
      Total assets                                        85,734           292,889
===================================================================================
Liabilities:
   Obligation to return securities lending
      collateral                                           2,839            30,338
   Payable due to investment adviser                          28               168
   Payable for capital shares redeemed                        --               290
   Payable due to administrator                               10                30
   Payable for investment securities purchased             1,473            13,692
   Payable due to shareholder servicing                       --                --
   Other accrued expenses                                     44               100
-----------------------------------------------------------------------------------
      Total liabilities                                    4,394            44,618
-----------------------------------------------------------------------------------
         Net assets                               $       81,340    $      248,271
===================================================================================
   *Includes market value of securities on loan   $        2,734    $       29,194
===================================================================================
Net assets consist of:
   Portfolio capital of Class I Shares            $           --    $      316,117
   Portfolio capital of Class II Shares                   69,402                --
   Undistributed net investment income                        --                10
   Accumulated net realized gain (loss) on
      investments                                          4,904           (92,525)
   Net unrealized appreciation on investments              7,034            24,669
-----------------------------------------------------------------------------------
         Net assets                               $       81,340    $      248,271
===================================================================================
Outstanding shares of beneficial interest(1)
   Class I Shares(2)                                         n/a         9,485,172
-----------------------------------------------------------------------------------
Outstanding shares of beneficial interest(1)
   Class II Shares(2)                                  4,801,028               n/a
-----------------------------------------------------------------------------------
Net Assets -- Class I Shares(2)                              n/a    $  248,271,467
-----------------------------------------------------------------------------------
Net Assets -- Class II Shares(2)                  $   81,339,814               n/a
-----------------------------------------------------------------------------------
Net asset value, offering and redemption price
   per share -- Class I Shares                               n/a    $        26.17
-----------------------------------------------------------------------------------
Net asset value, offering and redemption price
   per share -- Class II Shares                   $        16.94               n/a
===================================================================================

                                            TURNER FUNDS 2006 ANNUAL REPORT | 53

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (000)

                                                  Turner         Turner
                                               Concentrated       Core         Turner
                                                  Growth         Growth        Emerging
                                                   Fund           Fund       Growth Fund
                                               ------------------------------------------
                                                year ended     year ended     year ended
                                                  9/30/06        9/30/06       9/30/06
-----------------------------------------------------------------------------------------
Investment Income:
   Dividend                                    $        190    $      888    $     4,157
   Securities lending                                    21             8            544
   Foreign taxes withheld                                (2)           (2)            (4)
-----------------------------------------------------------------------------------------
      Total Investment Income                           209           894          4,697
-----------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                             485           502          5,647
   Administrator fees                                    53            99            832
   Chief Compliance Officer fees                          4             5             56
   Distribution fees(1)                                  --            --             --
   Shareholder service fees(1)                           --            16             --
   Transfer agent fees                                   64            94          1,052
   Custodian fees                                        15            54            133
   Professional fees                                      8            17            123
   Printing fees                                          8            18            121
   Registration fees                                      5             7             70
   Trustees' fees                                         3             4             40
   Insurance and other fees                               4             5             60
-----------------------------------------------------------------------------------------
      Total expenses                                    649           821          8,134
   Less:
         Investment advisory fee waiver                 (73)         (344)          (228)
         Administrator fee waiver - Class I              --           (61)            --
         Reimbursements of other operating
            expenses                                     --            --             --
         Distribution fee waiver                         --            --             --
-----------------------------------------------------------------------------------------
      Net expenses                                      576           416          7,906
-----------------------------------------------------------------------------------------
      Net investment income (loss)                     (367)          478         (3,209)
-----------------------------------------------------------------------------------------
   Net realized gain (loss) from securities
      sold                                              103        (1,095)        50,190
   Net unrealized appreciation
      (depreciation) of investment securities         1,947         4,497        (22,616)
-----------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
      investments                                     2,050         3,402         27,574
-----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                $      1,683    $    3,880    $    24,365
=========================================================================================

(1)   Attributable to Class II Shares only.
(2)   Commencement of operations.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

54 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                  Turner          Turner          Turner           Turner
                                                 Large Cap       Large Cap        Midcap       New Enterprise
                                                Growth Fund     Value Fund      Growth Fund         Fund
                                               ---------------------------------------------------------------
                                                year ended      10/10/05(2)     year ended       year ended
                                                  9/30/06      thru 9/30/06       9/30/06          9/30/06
--------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend                                    $        312    $         11    $      9,446    $          101
   Securities lending                                     2              --             198                 6
   Foreign taxes withheld                                (4)             --              (2)               --
--------------------------------------------------------------------------------------------------------------
      Total Investment Income                           310              11           9,642               107
--------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                             184               3           8,229               246
   Administrator fees                                    45               1           1,617                27
   Chief Compliance Officer fees                          5              --             114                 2
   Distribution fees(1)                                  --              --               6                --
   Shareholder service fees(1)                           --              --               6                --
   Transfer agent fees                                   74              26           2,001                55
   Custodian fees                                        23              10             148                30
   Professional fees                                      5              --             236                 4
   Printing fees                                          4              --             232                 4
   Registration fees                                      7              --             141                 2
   Trustees' fees                                         3              --              78                 1
   Insurance and other fees                               4               1             120                 1
--------------------------------------------------------------------------------------------------------------
      Total expenses                                    354              41          12,928               372
   Less:
         Investment advisory fee waiver                (124)             (3)             --               (81)
         Administrator fee waiver - Class I              --              --              --                --
         Reimbursements of other operating
            expenses                                     --             (34)             --                --
         Distribution fee waiver                         --              --              --                --
--------------------------------------------------------------------------------------------------------------
      Net expenses                                      230               4          12,928               291
--------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                       80               7          (3,286)             (184)
--------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from securities
      sold                                            7,523              12          76,426            (1,292)
   Net unrealized appreciation
      (depreciation) of investment securities        (5,052)             55         (35,031)              560
--------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
      investments                                     2,471              67          41,395              (732)
--------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                $      2,551    $         74    $     38,109    $         (916)
==============================================================================================================


                                                              Turner         Turner
                                                            Small Cap      Small Cap
                                                           Equity Fund    Growth Fund
                                                           ---------------------------
                                                            year ended     year ended
                                                              9/30/06        9/30/06
--------------------------------------------------------------------------------------
Investment Income:
   Dividend                                                $       619    $       971
   Securities lending                                               21            237
   Foreign taxes withheld                                           --             --
--------------------------------------------------------------------------------------
      Total Investment Income                                      640          1,208
--------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                        722          2,641
   Administrator fees                                              112            389
   Chief Compliance Officer fees                                     7             29
   Distribution fees(1)                                            190             --
   Shareholder service fees(1)                                      --             --
   Transfer agent fees                                             152            414
   Custodian fees                                                   50            100
   Professional fees                                                17             55
   Printing fees                                                    16             51
   Registration fees                                                10             35
   Trustees' fees                                                    5             19
   Insurance and other fees                                          9             30
--------------------------------------------------------------------------------------
      Total expenses                                             1,290          3,763
   Less:
         Investment advisory fee waiver                           (188)          (462)
         Administrator fee waiver - Class I                         --             --
         Reimbursements of other operating
            expenses                                                --             --
         Distribution fee waiver                                  (162)            --
--------------------------------------------------------------------------------------
      Net expenses                                                 940          3,301
--------------------------------------------------------------------------------------
      Net investment income (loss)                                (300)        (2,093)
--------------------------------------------------------------------------------------
   Net realized gain (loss) from securities sold                 5,261         39,786
   Net unrealized appreciation
      (depreciation) of investment securities                   (1,840)       (21,999)
--------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments        3,421         17,787
--------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations                            $     3,121    $    15,694
======================================================================================

                                            TURNER FUNDS 2006 ANNUAL REPORT | 55

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                             Turner Concentrated
                                                                                 Growth Fund
                                                                           ------------------------
                                                                           year ended   year ended
                                                                            9/30/06      9/30/05
---------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                                            $     (367)  $     (195)
   Net realized gain (loss) from securities sold                                  103        4,356
   Net unrealized appreciation (depreciation) of investments                    1,947        2,922
---------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations                      1,683        7,083
---------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                                               --           --
      Class II Shares                                                              --           --
   Realized capital gains
      Class I Shares                                                               --           --
      Class II Shares                                                              --           --
---------------------------------------------------------------------------------------------------
         Total dividends and distributions                                         --           --
---------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
   Proceeds from shares issued                                                 17,480        7,012
   Proceeds from shares issued in lieu of cash distributions                       --           --
   Cost of shares redeemed                                                    (11,762)     (22,425)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class I Shares transactions          5,718      (15,413)
---------------------------------------------------------------------------------------------------
Class II Shares
   Proceeds from shares issued                                                     --           --
   Proceeds from shares issued in lieu of cash distributions                       --           --
   Cost of shares redeemed                                                         --           --
---------------------------------------------------------------------------------------------------
Net increase in net assets from Class II Shares transactions                       --           --
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital share transactions        5,718      (15,413)
---------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                   7,401       (8,330)
---------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                                         30,779       39,109
---------------------------------------------------------------------------------------------------
   End of period                                                           $   38,180   $   30,779
===================================================================================================
Undistributed net investment income                                        $       --   $       --
===================================================================================================
Shares issued and redeemed:
Class I Shares
   Issued                                                                       2,225        1,085
   Issued in lieu of cash distributions                                            --           --
   Redeemed                                                                    (1,534)      (3,468)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in Class I Shares                                         691       (2,383)
---------------------------------------------------------------------------------------------------
Class II Shares
   Issued                                                                          --           --
   Issued in lieu of cash distributions                                            --           --
   Redeemed                                                                        --           --
---------------------------------------------------------------------------------------------------
Net increase in Class II Shares                                                    --           --
---------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                     691       (2,383)
===================================================================================================

(1) Effective February 25, 2005, the Constellation Funds reorganized the Constellation TIP Core Growth Fund with and into a newly-created series of the Turner Funds, called the Turner Core Growth Fund. For additional information see Note 1 in Notes to Financial Statements.
(2)   Commencement of operations.
Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

56 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                 Turner Core              Turner Emerging
                                                                               Growth Fund (1)              Growth Fund
                                                                          -----------------------------------------------------
                                                                          year ended    year ended    year ended    year ended
                                                                            9/30/06      9/30/05       9/30/06       9/30/05
-------------------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                                           $      478   $        65   $    (3,209)  $    (3,897)
   Net realized gain (loss) from securities sold                              (1,095)          395        50,190        42,124
   Net unrealized appreciation (depreciation) of investments                   4,497         3,222       (22,616)       66,602
-------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations                     3,880         3,682        24,365       104,829
-------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                                            (162)           --            --            --
      Class II Shares                                                             (1)           --            --            --
   Realized capital gains
      Class I Shares                                                              --            --       (29,515)      (48,588)
      Class II Shares                                                             --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                                      (163)           --       (29,515)      (48,588)
-------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
   Proceeds from shares issued                                                40,388        33,622       147,890       125,396
   Proceeds from shares issued in lieu of cash distributions                     109            --        28,983        47,598
   Cost of shares redeemed                                                   (12,778)       (1,527)     (108,604)      (93,819)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class I Shares transactions        27,719        32,095        68,269        79,175
-------------------------------------------------------------------------------------------------------------------------------
Class II Shares
   Proceeds from shares issued                                                24,928             1            --            --
   Proceeds from shares issued in lieu of cash distributions                       1            --            --            --
   Cost of shares redeemed                                                    (1,870)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Class II Shares transactions                  23,059             1            --            --
-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital share transactions      50,778        32,096        68,269        79,175
-------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                 54,495        35,778        63,119       135,416
-------------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                                        40,858         5,080       502,108       366,692
-------------------------------------------------------------------------------------------------------------------------------
   End of period                                                          $   95,353   $    40,858   $   565,227   $   502,108
===============================================================================================================================
Undistributed net investment income                                       $      380   $        65   $        --   $        --
===============================================================================================================================
Shares issued and redeemed:
Class I Shares
   Issued                                                                      3,530         5,458         2,589         2,435
   Issued in lieu of cash distributions                                           10            --           533           983
   Redeemed                                                                   (1,103)       (2,296)       (1,916)       (1,857)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Class I Shares                                      2,437         3,162         1,206         1,561
-------------------------------------------------------------------------------------------------------------------------------
Class II Shares
   Issued                                                                      2,182            --            --            --
   Issued in lieu of cash distributions                                           --            --            --            --
   Redeemed                                                                     (165)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net increase in Class II Shares                                                2,017            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                  4,454         3,162         1,206         1,561
===============================================================================================================================

                                                                           Turner Large Cap           Turner Large Cap
                                                                             Growth Fund                 Value Fund
                                                                          --------------------------------------------
                                                                          year ended    year ended   10/10/05 (2) thru
                                                                            9/30/06      9/30/05          9/30/06
----------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                                           $       80   $        94     $            7
   Net realized gain (loss) from securities sold                               7,523         7,141                 12
   Net unrealized appreciation (depreciation) of investments                  (5,052)         (384)                55
----------------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations                     2,551         6,851                 74
----------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Class I Shares                                                            (109)          (53)                (2)
      Class II Shares                                                             --            --                 --
   Realized capital gains
      Class I Shares                                                              --            --                 --
      Class II Shares                                                             --            --                 --
----------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                                      (109)          (53)                (2)
----------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
   Proceeds from shares issued                                                21,806        24,448                506
   Proceeds from shares issued in lieu of cash distributions                     106            53                  2
   Cost of shares redeemed                                                   (47,869)      (56,265)                --
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class I Shares transactions       (25,957)      (31,764)               508
----------------------------------------------------------------------------------------------------------------------
Class II Shares
   Proceeds from shares issued                                                    --            --                 --
   Proceeds from shares issued in lieu of cash distributions                      --            --                 --
   Cost of shares redeemed                                                        --            --                 --
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Class II Shares transactions                      --            --                 --
----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital share transactions     (25,957)      (31,764)               508
----------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                (23,515)      (24,966)               580
----------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                                        43,025        67,991                 --
----------------------------------------------------------------------------------------------------------------------
   End of period                                                          $   19,510   $    43,025     $          580
======================================================================================================================
Undistributed net investment income                                       $       54   $        83     $            5
======================================================================================================================
Shares issued and redeemed:
Class I Shares
   Issued                                                                      3,911         4,787                 51
   Issued in lieu of cash distributions                                           19            10                 --
   Redeemed                                                                   (8,386)      (10,913)                --
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Class I Shares                                     (4,456)       (6,116)                51
----------------------------------------------------------------------------------------------------------------------
Class II Shares
   Issued                                                                         --            --                 --
   Issued in lieu of cash distributions                                           --            --                 --
   Redeemed                                                                       --            --                 --
----------------------------------------------------------------------------------------------------------------------
Net increase in Class II Shares                                                   --            --                 --
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                 (4,456)       (6,116)                51
======================================================================================================================

                                            TURNER FUNDS 2006 ANNUAL REPORT | 57

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                Turner Midcap
                                                                                 Growth Fund
                                                                          --------------------------
                                                                           year ended   year ended
                                                                             9/30/06     9/30/05
----------------------------------------------------------------------------------------------------
Investment activities:
   Net investment loss                                                    $    (3,286)  $    (7,313)
   Net realized gain (loss) from securities sold                               76,426       118,724
   Net unrealized appreciation (depreciation) of investments                  (35,031)      100,398
----------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations          38,109       211,809
----------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
   Proceeds from shares issued                                                405,746       259,069
   Proceeds from shares issued upon reorganization of the
      Technology Fund into the New Enterprise Fund                                 --            --
   Proceeds from shares issued in lieu of cash distributions                       --            --
   Cost of shares redeemed                                                   (286,382)     (372,696)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class I Shares transactions        119,364      (113,627)
----------------------------------------------------------------------------------------------------
Class II Shares
   Proceeds from shares issued                                                  1,595           446
   Proceeds from shares issued in lieu of cash distributions                       --            --
   Cost of shares redeemed                                                       (986)         (359)
----------------------------------------------------------------------------------------------------
Net increase in net assets from Class II Shares transactions                      609            87
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital share transactions      119,973      (113,540)
----------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                 158,082        98,269
----------------------------------------------------------------------------------------------------
Net assets:
   Beginning of year                                                          957,563       859,294
----------------------------------------------------------------------------------------------------
   End of year                                                            $ 1,115,645   $   957,563
====================================================================================================
Undistributed net investment income (accumulated net investment loss)     $        --   $        (8)
====================================================================================================
Shares issued and redeemed:
Class I Shares
   Issued                                                                      14,224        10,915
   Issued upon reorganization of the Technology Fund into the New
      Enterprise Fund                                                              --            --
   Issued in lieu of cash distributions                                            --            --
   Redeemed                                                                   (10,145)      (15,573)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in Class I Shares                                       4,079        (4,658)
----------------------------------------------------------------------------------------------------
Class II Shares
   Issued                                                                          57            19
   Issued in lieu of cash distributions                                            --            --
   Redeemed                                                                       (37)          (15)
----------------------------------------------------------------------------------------------------
Net increase in Class II Shares                                                    20             4
----------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                   4,099        (4,654)
====================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

58 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                 Turner New               Turner Small Cap
                                                                               Enterprise Fund              Equity Fund
                                                                          -----------------------------------------------------
                                                                          year ended    year ended    year ended    year ended
                                                                            9/30/06      9/30/05       9/30/06       9/30/05
-------------------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment loss                                                    $     (184)  $      (128)  $      (300)  $      (359)
   Net realized gain (loss) from securities sold                              (1,292)        1,971         5,261           130
   Net unrealized appreciation (depreciation) of investments                     560           885        (1,840)        6,763
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations           (916)        2,728         3,121         6,534
-------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
   Proceeds from shares issued                                                24,113         7,793            --            --
   Proceeds from shares issued upon reorganization of the Technology
      Fund into the New Enterprise Fund                                       10,445            --            --            --
   Proceeds from shares issued in lieu of cash distributions                      --            --            --            --
   Cost of shares redeemed                                                   (18,746)      (12,182)           --            --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class I Shares transactions        15,812        (4,389)           --            --
-------------------------------------------------------------------------------------------------------------------------------
Class II Shares
   Proceeds from shares issued                                                    --            --        21,402        36,702
   Proceeds from shares issued in lieu of cash distributions                      --            --            --            --
   Cost of shares redeemed                                                        --            --       (10,896)       (4,694)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Class II Shares transactions                      --            --        10,506        32,008
-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital share transactions      15,812        (4,389)       10,506        32,008
-------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                                14,896        (1,661)       13,627        38,542
-------------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of year                                                           9,144        10,805        67,713        29,171
-------------------------------------------------------------------------------------------------------------------------------
   End of year                                                            $   24,040   $     9,144   $    81,340   $    67,713
===============================================================================================================================
Undistributed net investment income (accumulated net investment loss)     $       --   $        --   $        --   $       (17)
===============================================================================================================================
Shares issued and redeemed:
Class I Shares
   Issued                                                                      3,566         1,494            --            --
   Issued upon reorganization of the Technology Fund into the New
      Enterprise Fund                                                          1,675            --            --            --
   Issued in lieu of cash distributions                                           --            --            --            --
   Redeemed                                                                   (2,960)       (2,324)           --            --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Class I Shares                                      2,281          (830)           --            --
-------------------------------------------------------------------------------------------------------------------------------
Class II Shares
   Issued                                                                         --            --         1,231         2,430
   Issued in lieu of cash distributions                                           --            --            --            --
   Redeemed                                                                       --            --          (647)         (309)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in Class II Shares                                                   --            --           584         2,121
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                  2,281          (830)          584         2,121
===============================================================================================================================

                                                                              Turner Small Cap
                                                                                 Growth Fund
                                                                          -------------------------
                                                                          year ended    year ended
                                                                            9/30/06      9/30/05
---------------------------------------------------------------------------------------------------
Investment activities:
   Net investment loss                                                    $   (2,093)  $    (2,248)
   Net realized gain (loss) from securities sold                              39,786        21,220
   Net unrealized appreciation (depreciation) of investments                 (21,999)       17,030
---------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations         15,694        36,002
---------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
   Proceeds from shares issued                                               114,978        77,920
   Proceeds from shares issued upon reorganization of the Technology
      Fund into the New Enterprise Fund                                           --            --
   Proceeds from shares issued in lieu of cash distributions                      --            --
   Cost of shares redeemed                                                  (139,550)      (93,986)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class I Shares transactions       (24,572)      (16,066)
---------------------------------------------------------------------------------------------------
Class II Shares
   Proceeds from shares issued                                                    --            --
   Proceeds from shares issued in lieu of cash distributions                      --            --
   Cost of shares redeemed                                                        --            --
---------------------------------------------------------------------------------------------------
Net increase in net assets from Class II Shares transactions                      --            --
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital share transactions     (24,572)      (16,066)
---------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                                (8,878)       19,936
---------------------------------------------------------------------------------------------------
Net assets:
   Beginning of year                                                         257,149       237,213
---------------------------------------------------------------------------------------------------
   End of year                                                            $  248,271   $   257,149
===================================================================================================
Undistributed net investment income (accumulated net investment loss)     $       10   $        --
===================================================================================================
Shares issued and redeemed:
Class I Shares
   Issued                                                                      4,244         3,390
   Issued upon reorganization of the Technology Fund into the New
      Enterprise Fund                                                             --            --
   Issued in lieu of cash distributions                                           --            --
   Redeemed                                                                   (5,180)       (4,092)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in Class I Shares                                       (936)         (702)
---------------------------------------------------------------------------------------------------
Class II Shares
   Issued                                                                         --            --
   Issued in lieu of cash distributions                                           --            --
   Redeemed                                                                       --            --
---------------------------------------------------------------------------------------------------
Net increase in Class II Shares                                                   --            --
---------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                   (936)         (702)
===================================================================================================

                                            TURNER FUNDS 2006 ANNUAL REPORT | 59

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          Realized and
               Net asset      Net          unrealized       Total     Dividends    Distributions       Total
                 value,    investment        gains          from       from net        from          dividends
               beginning     income       (losses) on    investment   investment      capital           and
               of period     (loss)       investments    operations     income         gains       distributions
----------------------------------------------------------------------------------------------------------------
Turner Concentrated Growth Fund -- Class I Shares
-------------------------------------------------
2006           $    7.10     (0.08)(3)         0.58         0.50           --             --             --
2005           $    5.82     (0.02)            1.30         1.28           --             --             --
2004           $    6.05     (0.07)           (0.16)       (0.23)          --             --             --
2003           $    4.03     (0.04)            2.06         2.02           --             --             --
2002           $    5.76        --            (1.73)       (1.73)          --             --             --

-----------------------------------------
Turner Core Growth Fund -- Class I Shares
-----------------------------------------

2006           $   10.93      0.06             0.69         0.75        (0.03)            --          (0.03)
2005           $    8.84      0.02             2.07         2.09           --             --             --
2004           $    8.04     (0.03)            0.83         0.80           --             --             --
2003           $    6.29     (0.03)            1.78         1.75           --             --             --
2002           $    8.18     (0.03)           (1.86)       (1.89)          --             --             --

------------------------------------------
Turner Core Growth Fund -- Class II Shares
------------------------------------------

2006           $   10.93      0.07             0.64         0.71        (0.03)            --          (0.03)
2005 (2)       $   10.58        --             0.35         0.35           --             --             --

---------------------------------------------
Turner Emerging Growth Fund -- Class I Shares
---------------------------------------------

2006           $   56.46     (0.32)(3)         3.02         2.70           --          (3.19)         (3.19)
2005           $   50.02     (0.46)(3)        13.35        12.89           --          (6.45)         (6.45)
2004           $   41.38     (0.39)           10.04         9.65           --          (1.01)         (1.01)
2003           $   32.04     (0.25)            9.59         9.34           --             --             --
2002           $   32.08     (0.33)            0.29 (5)    (0.04)          --             --             --

----------------------------------------------
Turner Large Cap Growth Fund -- Class I Shares
----------------------------------------------

2006           $    5.41      0.01 (3)         0.17         0.18        (0.01)            --          (0.01)
2005           $    4.83      0.01 (3)         0.57         0.58           --*            --             --
2004           $    4.62        --             0.21         0.21           --*            --             --
2003           $    3.50        --             1.12         1.12           --*            --             --
2002           $    4.70        --            (1.20)       (1.20)          --             --             --

---------------------------------------------
Turner Large Cap Value Fund -- Class I Shares
---------------------------------------------

2006 (4)       $   10.00      0.16 (3)         1.33         1.49        (0.05)            --          (0.05)

--------------------------------------------------------------------------------

                                                                                        Ratio of net
                                           Net          Ratio of      Ratio of total     investment
               Net asset                assets end    net expenses       expenses       income (loss)    Portfolio
               value, end     Total     of period      to average       to average       to average      turnover
               of period     return       (000)       net assets++      net assets      net assets++      rate+++
-------------------------------------------------------------------------------------------------------------------
Turner Concentrated Growth Fund -- Class I Shares
-------------------------------------------------
2006           $     7.60       7.04%   $   38,180        1.59%            1.79%           (1.01)%          250.81%
2005           $     7.10      21.99%   $   30,779        1.15%            1.41%           (0.57)%          329.52%
2004           $     5.82      (3.80)%  $   39,109        1.42%            1.57%           (0.99)%          498.78%
2003           $     6.05      50.12%   $   47,004        1.23%            1.60%           (0.90)%          762.18%
2002           $     4.03     (30.03)%  $   29,182        0.30%            1.17%           (0.03)%        1,182.61%

-----------------------------------------
Turner Core Growth Fund -- Class I Shares
-----------------------------------------

2006           $    11.65       6.91%   $   71,935        0.59%            1.20%            0.77%           123.67%
2005           $    10.93      23.64%   $   40,857        0.69% (1)        1.60%            0.46%           136.36%
2004           $     8.84       9.95%   $    5,080        1.25%            1.97%           (0.27)%          104.00%
2003           $     8.04      27.82%   $    5,528        1.25%            2.14%           (0.34)%          187.00%
2002           $     6.29     (23.11)%  $    4,747        1.25%            1.91%           (0.33)%          313.00%

------------------------------------------
Turner Core Growth Fund -- Class II Shares
------------------------------------------

2006           $    11.61       6.52%   $   23,418        0.94%            1.43%            0.23%           123.67%
2005 (2)       $    10.93       3.31%+  $        1        0.83%            2.50%            0.33%           136.36%

---------------------------------------------
Turner Emerging Growth Fund -- Class I Shares
---------------------------------------------

2006           $    55.97       4.95%   $  565,227        1.40%            1.44%           (0.57)%           77.87%
2005           $    56.46      27.90%   $  502,108        1.40%            1.44%           (0.90)%           73.50%
2004           $    50.02      23.54%   $  366,692        1.40%            1.42%           (0.85)%          122.45%
2003           $    41.38      29.15%   $  253,840        1.40%            1.44%           (0.81)%          147.77%
2002           $    32.04      (0.12)%  $  178,130        1.31%            1.42%           (0.88)%           88.89%

----------------------------------------------
Turner Large Cap Growth Fund -- Class I Shares
----------------------------------------------

2006           $     5.58       3.40%   $   19,510        0.75%            1.16%            0.26%           194.17%
2005           $     5.41      12.09%   $   43,025        0.75%            1.10%            0.16%           154.66%
2004           $     4.83       4.64%   $   67,991        0.75%            0.94%            0.11%           165.94%
2003           $     4.62      32.01%   $   79,416        0.75%            0.97%            0.03%           201.35%
2002           $     3.50     (25.53)%  $   59,971        0.65%            0.90%              --%           272.99%

---------------------------------------------
Turner Large Cap Value Fund -- Class I Shares
---------------------------------------------

2006 (4)       $    11.44      14.92%+  $      580        0.59%            7.71%            1.52%           251.67%

*     Amount represents less than $0.01 per share.
+     Total return is for the period indicated and has not been annualized.
++    Inclusive of fees paid indirectly, waivers and/or reimbursements.
+++   Excludes effect of in-kind transfers and mergers.
(1) For the period October 1, 2004 through February 25, 2005, the total expense cap was 1.25%. Effective February 26, 2005, the total expense cap was changed to 0.59%.
(2) Commenced operations on August 1, 2005. All ratios for the period have been annualized.
(3)   Based on average shares outstanding.
(4) Commenced operations on October 10, 2005. All ratios for the period have been annualized.
(5) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                      TURNER FUNDS 2006 ANNUAL REPORT | 60 & 61

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          Realized and
               Net asset                   unrealized       Total     Dividends    Distributions       Tax         Total
                 value,       Net            gains          from       from net        from          Return      dividends
               beginning   investment     (losses) on    investment   investment      capital          of           and
               of period      loss        investments    operations     income         gains         capital   distributions
----------------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
-------------------------------------------

2006           $   26.39   (0.08) (1)          1.32         1.24             --          --              --          --
2005           $   20.99   (0.19) (1)          5.59         5.40             --          --              --          --
2004           $   19.54   (0.18) (1)          1.63         1.45             --          --              --          --
2003           $   13.78   (0.14) (1)          5.90         5.76             --          --              --          --
2002           $   17.40   (0.14)             (3.48)       (3.62)            --          --              --          --

--------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
--------------------------------------------

2006           $   25.89   (0.23) (1)          1.30         1.07             --          --              --          --
2005           $   20.69   (0.30) (1)          5.50         5.20             --          --              --          --
2004           $   19.36   (0.28) (1)          1.61         1.33             --          --              --          --
2003           $   13.72   (0.23) (1)          5.87         5.64             --          --              --          --
2002           $   17.41   (0.22) (1)         (3.47)       (3.69)            --          --              --          --

--------------------------------------------
Turner New Enterprise Fund -- Class I Shares
--------------------------------------------

2006           $    5.86   (0.07) (1)          0.47 (2)     0.40             --          --              --          --
2005           $    4.52   (0.03)              1.37         1.34             --          --              --          --
2004           $    4.34   (0.06)              0.24 (2)     0.18             --          --              --          --
2003           $    2.27   (0.02)              2.09         2.07             --          --              --          --
2002           $    3.29   (0.04)             (0.98)       (1.02)            --          --              --          --

-----------------------------------------------
Turner Small Cap Equity Fund -- Class II Shares
-----------------------------------------------

2006           $   16.06   (0.07) (1)          0.95         0.88             --          --              --          --
2005           $   13.92   (0.11) (1)          2.25         2.14             --          --              --          --
2004           $   12.27   (0.02)              2.95         2.93             --       (1.23)          (0.05)      (1.28)
2003           $    9.30   (0.02)              3.00         2.98          (0.01)         --              --       (0.01)
2002 (3)       $   10.00      --              (0.70)       (0.70)            --          --              --          --

----------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
----------------------------------------------

2006           $   24.68   (0.21) (1)          1.70         1.49             --          --              --          --
2005           $   21.33   (0.01)              3.36         3.35             --          --              --          --
2004           $   18.88   (0.19)              2.64         2.45             --          --              --          --
2003           $   12.62   (0.12)              6.38         6.26             --          --              --          --
2002           $   15.65   (0.20)             (2.83)       (3.03)            --          --              --          --

--------------------------------------------------------------------------------

                                                                                        Ratio of net
                                           Net          Ratio of      Ratio of total     investment
               Net asset                assets end    net expenses       expenses          loss to       Portfolio
               value, end     Total     of period      to average       to average        average        turnover
               of period     return       (000)       net assets++      net assets      net assets++      rate+++
------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
-------------------------------------------

2006           $    27.63       4.70%   $1,113,201        1.18%            1.18%           (0.30)%        134.55%
2005           $    26.39      25.73%   $  955,730        1.20%            1.20%           (0.78)%        151.63%
2004           $    20.99       7.42%   $  857,899        1.16%            1.16%           (0.84)%        167.17%
2003           $    19.54      41.80%   $  773,788        1.15%            1.18%           (0.87)%        208.80%
2002           $    13.78     (20.80)%  $  561,244        1.05%            1.16%           (0.81)%        259.62%

--------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
--------------------------------------------

2006           $    26.96       4.13%   $    2,444        1.68%            1.68%           (0.83)%        134.55%
2005           $    25.89      25.13%   $    1,833        1.70%            1.70%           (1.28)%        151.63%
2004           $    20.69       6.87%   $    1,395        1.66%            1.66%           (1.35)%        167.17%
2003           $    19.36      41.11%   $      423        1.65%            1.68%           (1.36)%        208.80%
2002           $    13.72     (21.19)%  $      102        1.55%            1.66%           (1.25)%        259.62%

--------------------------------------------
Turner New Enterprise Fund -- Class I Shares
--------------------------------------------

2006           $     6.26       6.83%   $   24,040        1.61%            2.06%           (1.02)%        234.62%
2005           $     5.86      29.65%   $    9,144        1.36%            1.87%           (1.14)%        226.82%
2004           $     4.52       4.15%   $   10,805        1.18%            1.51%           (0.83)%        382.08%
2003           $     4.34      91.19%   $   13,468        1.16%            1.99%           (0.95)%        451.37%
2002           $     2.27     (31.00)%  $    3,198        0.98%            2.04%           (0.92)%        754.09%

-----------------------------------------------
Turner Small Cap Equity Fund -- Class II Shares
-----------------------------------------------

2006           $    16.94       5.48%   $   81,340        1.24%            1.70%           (0.39)%        143.43%
2005           $    16.06      15.37%   $   67,713        1.43%            1.67%           (0.71)%        170.22%
2004           $    13.92      24.75%   $   29,171        1.35%            1.94%           (0.25)%        221.99%
2003           $    12.27      32.04%   $   12,557        1.32%            2.05%           (0.26)%        287.39%
2002 (3)       $     9.30      (7.00)%+ $    7,260        1.35%            3.02%           (0.07)%         86.94%

----------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
----------------------------------------------

2006           $    26.17       6.04%   $  248,271        1.25%            1.42%           (0.79)%        154.27%
2005           $    24.68      15.71%   $  257,149        1.25%            1.44%           (0.91)%        152.96%
2004           $    21.33      12.98%   $  237,213        1.25%            1.41%           (0.95)%        151.02%
2003           $    18.88      49.60%   $  192,791        1.25%            1.41%           (0.79)%        187.95%
2002           $    12.62     (19.36)%  $  144,181        1.25%            1.40%           (0.99)%        188.34%

+     Total return is for the period indicated and has not been annualized.
++    Inclusive of fees paid indirectly, waivers and/or reimbursements.
+++   Excludes effect of in-kind transfers and mergers.
(1)   Based on average shares outstanding.
(2) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(3) Commenced operations on March 4, 2002. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                      TURNER FUNDS 2006 ANNUAL REPORT | 62 & 63

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
September 30, 2006

1. ORGANIZATION:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with nine active portfolios as of September 30, 2006. The financial statements included herein are those of the Turner Concentrated Growth Fund (the "Concentrated Growth Fund"), the Turner Core Growth Fund (the "Core Growth Fund"), the Turner Emerging Growth Fund (the "Emerging Growth Fund") (formerly the Turner Micro Cap Growth Fund), the Turner Large Cap Growth Fund (the "Large Cap Growth Fund"), the Turner Large Cap Value Fund (the "Large Cap Value Fund"), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner New Enterprise Fund (the "New Enterprise Fund"), the Turner Small Cap Equity Fund (the "Small Cap Equity Fund") and the Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), each a "Fund" and collectively the "Funds." The Large Cap Value Fund commenced operations on October 10, 2005.

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Large Cap Growth Fund and the Concentrated Growth Fund, each of which are non-diversified.

The Funds are registered to offer different classes of shares: Class I Shares, Class II Shares, or both. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

Effective February 25, 2005, the Constellation TIP Core Growth Fund reorganized with and into a newly-created series of the Turner Funds, the Turner Core Growth Fund. Prior to the reorganization, the Constellation TIP Tax Managed U.S. Equity Fund changed its name to the Constellation TIP Core Growth Fund. It also changed the Fund's non-fundamental investment objective from seeking long-term capital appreciation while attempting to minimize the impact of taxes on returns earned by shareholders to seeking long-term capital appreciation. Each shareholder received a number of shares of the Turner Core Growth Fund, Class I Shares, equal in dollar value and in the number of shares of the Constellation TIP Core Growth Fund.

The Turner Core Growth Fund's Statement of Changes includes activity of the Constellation TIP Core Growth Fund prior to the reorganization on February 25, 2005.

On September 27, 2006, the assets of the Turner Technology Fund (the "Technology Fund") were reorganized into the New Enterprise Fund. Under the Agreement and Plan of Reorganization, 1,589,625 shares of the Technology Fund were exchanged for 1,674,572 shares of the New Enterprise Fund in a tax-free exchange.

Upon the business combination of such Funds on September 27, 2006, the net assets of the Technology Fund, which included paid-in-capital of $137,747,073, accumulated realized losses of $129,088,165 and unrealized gains of $1,786,570, combined with the New Enterprise Fund were $24,141,573. The aggregate net assets of the Technology and New Enterprise Funds immediately before the reorganization were $10,445,478 and $13,696,095, respectively.

The Emerging Growth, Small Cap Equity and Small Cap Growth Funds were closed to new investors on March 7, 2000, May 1, 2005 and July 31, 2004, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION--Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair

64 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

      Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

      EXPENSES--Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets.

      CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS--The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and trustees of the Trust are also officers or employees of Turner Investment Partners, Inc. ("Turner") or SEI Global Mutual Funds Services ("SEI"), the Trust's sub-administrator. With the exception of the Trust's Chief Compliance Officer, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

SEI Investments Distribution Company (the "Distributor") provides distribution services to the Funds under a Distribution Agreement. Prior to January 1, 2006, Constellation Investment Distribution Company, Inc. provided distribution services to the Funds.

4. ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:

Turner provides administrative services to the Funds under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. Turner has contractually agreed to limit its administrator fee in the Core Growth Fund, Class I Shares to 0.05% through January 31, 2007. Under a separate Sub-Administration Agreement between Turner and SEI, SEI provides sub-administrative services to the Trust. For the year ended September 30, 2006, SEI was paid $926,011 by Turner.

The Core Growth, Midcap Growth, and Small Cap Equity Funds have adopted a Distribution and Shareholder Service Plan for their Class II Shares (the "Class II Plan"). Under the Class II Plan, a Plan adopted with respect to distribution fees only, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees not exceeding 0.75% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of distribution services. Currently, the Distributor receives aggregate distribution fees of 0.25% of the Midcap Growth and the Small Cap Equity Funds' Class II Shares' average daily net assets. In addition, under the Class II Plan, aggregate fees not exceeding 0.25% of the Midcap Growth and the Core Growth Funds' Class II Shares' average daily net assets are paid to servicing agents in return for providing a broad range of non 12b-1 shareholder services. Effective December 1, 2005 the Small Cap Equity Fund has voluntarily agreed to waive its distribution fee.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The following Funds reimbursed Turner for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds during the year ended September 30, 2006:

                                                                      AMOUNT
                                                                    -----------
Concentrated Growth Fund                                            $    29,174
Core Growth Fund                                                         30,944
Emerging Growth Fund                                                    940,846
Large Cap Growth Fund                                                    45,254
Large Cap Value Fund                                                         --
Midcap Growth Fund                                                    1,697,825
New Enterprise Fund                                                      27,851
Small Cap Equity Fund                                                   118,031
Small Cap Growth Fund                                                   350,152

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee, that is calculated daily and paid monthly, based on the average daily net assets of certain Funds. Pursuant to an Advisory Agreement dated February 28, 2002, Turner Investment Management LLC, an affiliate of Turner serves as the investment adviser for the Small Cap Equity Fund.

For its services, Turner and Turner Investment Management LLC receive annual fees, which are calculated daily and paid monthly, based on average daily net assets. Turner and Turner Investment Management LLC have agreed to waive all or a portion of their fees and to reimburse expenses in order to limit operating expenses to a specified percentage of the average daily net assets of certain Funds on an annualized basis. These waivers

                                            TURNER FUNDS 2006 ANNUAL REPORT | 65

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

and reimbursements may be terminated at any time. Accordingly, the advisory fee and expense caps for certain Funds are as follows:

                                              ADVISORY FEES   TOTAL EXPENSE CAP
                                              -------------   -----------------
Core Growth Fund                                  0.75%          0.59%(1),(3)
Emerging Growth Fund                              1.00           1.40
Large Cap Growth Fund                             0.60           0.75
Large Cap Value Fund                              0.60           0.59(4)
Midcap Growth Fund                                0.75           1.25(1)
Small Cap Equity Fund(2)                          0.95           1.20(5)
Small Cap Growth Fund                             1.00           1.25

(1) REPRESENTS MAXIMUM EXPENSE CAP FOR CLASS I SHARES WHERE FUNDS OFFER BOTH CLASS I SHARES AND CLASS II SHARES.
(2) TURNER INVESTMENT MANAGEMENT LLC HAS CONTRACTUALLY AGREED TO KEEP "OTHER" EXPENSES FROM EXCEEDING 0.25% THROUGH JANUARY 31, 2007.
(3) PRIOR TO THE REORGANIZATION OF THE CONSTELLATION TIP CORE GROWTH FUND ON FEBRUARY 25, 2005, THE MAXIMUM EXPENSE CAP FOR THE FUND WAS 1.25%.
(4) TURNER INVESTMENT PARTNERS, INC. HAS VOLUNTARILY AGREED TO WAIVE FUND EXPENSES TO KEEP THE FUND'S NET TOTAL OPERATING EXPENSES FROM EXCEEDING 0.59% THROUGH JANUARY 31, 2007.
(5)   PRIOR TO DECEMBER 1, 2005, THE MAXIMUM EXPENSE CAP FOR THE FUND WAS 1.45%.

For the remaining Funds, the advisory fee is comprised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. The Fund's base fee (1.10% for all Funds) is accrued daily and paid monthly, based on the Fund's average net assets during the current month.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the current month plus the previous 11 months (the "performance period"). The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the Fund's base fee.

In cases where the advisory fee is comprised of a base fee and a performance adjustment, Turner has voluntarily agreed to waive all or a portion of their fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment rate, over/under performance relative to the benchmark threshold, and other expense cap are as follows:

                                        BASE     ANNUAL                  OTHER
                                     ADVISORY  ADJUSTMENT  BENCHMARK    EXPENSES
                                        FEE       RATE    THRESHOLD(1)    CAP
                                     ---------  --------  ------------  --------
Concentrated Growth Fund                1.10%   +/-0.40%    +/-2.50%      0.25%
New Enterprise Fund                     1.10    +/-0.40     +/-2.50       0.25

(1) SEE THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION REGARDING THE FUNDS' PERFORMANCE BENCHMARK.

During the year ended September 30, 2006, the Funds' advisory fees, before waivers, were adjusted in accordance with the policy described above:

                                                                        TOTAL
                                              BASE                     ADVISER
                                            ADVISER    PERFORMANCE   FEE BEFORE
                                              FEE       ADJUSTMENT     WAIVERS
                                           ---------   -----------   ----------
Concentrated Growth Fund                   $ 399,045   $    86,332   $  485,377
New Enterprise Fund                          198,702        47,248      245,950

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended September 30, 2006, were as follows
(000):

                                                       PURCHASES       SALES
                                                         (000)         (000)
                                                      -----------   -----------
Concentrated Growth Fund                              $    95,205   $    89,472
Core Growth Fund                                          132,753        81,830
Emerging Growth Fund                                      424,122       386,280
Large Cap Growth Fund                                      55,752        81,566
Large Cap Value Fund                                        1,859         1,355
Midcap Growth Fund                                      1,548,338     1,445,388
New Enterprise Fund                                        56,786        42,961
Small Cap Equity Fund                                     116,605       106,591
Small Cap Growth Fund                                     402,670       427,297

7. FEDERAL TAX POLICIES AND INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of dividends and distributions from net investment income and net realized capital gains, if any, are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These dif-

66 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

ferences are primarily due to wash sales, REIT adjustments and net operating losses. The character of dividends and distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Accordingly, the following permanent differences have been reclassified to/from the following accounts during the fiscal year ended September 30, 2006 (000):

                                     UNDISTRIBUTED   ACCUMULATED
                                    NET INVESTMENT   NET REALIZED     PAID-IN-
FUND                                    INCOME        GAIN/(LOSS)     CAPITAL
----                                --------------   ------------   -----------
Concentrated Growth Fund                $  367         $     --      $    (367)
Emerging Growth Fund                     3,209              (15)        (3,194)
Midcap Growth Fund                       3,294               (8)        (3,286)
New Enterprise Fund                        184          125,409       (125,593)
Small Cap Equity Fund                      317              (19)          (298)
Small Cap Growth Fund                    2,103              (40)        (2,063)

These reclassifications have no effect on net assets or net asset value per share.

As of September 30, 2006, the New Enterprise Fund credited accumulated net realized loss $129,088 (000) and charged paid-in-capital $127,302 (000) and unrealized appreciation $1,786 (000) due to the Technology Fund merger with the New Enterprise Fund. Internal Revenue Code 382 limits the amount of annual capital loss carryover available for use and also requires the Fund to permanently forfeit $125,409 (000) in capital loss carryovers from prior years.

The tax character of dividends and distributions declared during the years ended September 30, 2006 and September 30, 2005 were as follows (000):

                                             ORDINARY    LONG-TERM
                                              INCOME    CAPITAL GAIN    TOTAL
                                             --------   ------------   --------
Core Growth Fund
      2006                                   $    163   $         --   $    163
      2005                                         --             --         --
Emerging Growth Fund
      2006                                   $  8,774   $     20,741   $ 29,515
      2005                                      7,955         40,633     48,588
Large Cap Growth Fund
      2006                                   $    109   $         --   $    109
      2005                                         53             --         53
Large Cap Value Fund
      2006*                                  $      2   $         --   $      2

*     Period from inception October 10, 2005 through September 30, 2006.

As of September 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                                                                     TOTAL
                                                                                                                 DISTRIBUTABLE
                                      UNDISTRIBUTED   UNDISTRIBUTED     CAPITAL       POST-       UNREALIZED        EARNINGS
                                         ORDINARY       LONG-TERM         LOSS       OCTOBER     APPRECIATION    (ACCUMULATED
                                          INCOME       CAPITAL GAIN   CARRYFORWARD    LOSSES    (DEPRECIATION)       LOSSES)
                                      -------------   -------------   ------------   --------   --------------   -------------
Concentrated Growth Fund                  $  --         $     --       $ (156,432)   $     --      $   5,274      $ (151,158)
Core Growth Fund                            380               --           (1,778)       (630)         8,130           6,102
Emerging Growth Fund                         --           49,569               --          --        114,065         163,634
Large Cap Growth Fund                        54               --          (16,253)         --          2,327         (13,872)
Large Cap Value Fund                         17               --               --          --             55              72
Midcap Growth Fund                           --               --         (417,047)         --        163,474        (253,573)
New Enterprise Fund                          --               --          (12,084)     (1,421)         4,073          (9,432)
Small Cap Equity Fund                        --            5,139               --          --          6,799          11,938
Small Cap Growth Fund                        --               --          (92,222)         --         24,376         (67,846)

                                            TURNER FUNDS 2006 ANNUAL REPORT | 67

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Post-October losses represent losses realized on investment transactions from November 1, 2005 through September 30, 2006 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At September 30, 2006, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                EXPIRING SEPTEMBER 30,
                           ---------------------------------------------------------------
                             2009       2010       2011       2013       2014       TOTAL
                           --------   --------   --------   --------   --------   --------
Concentrated Growth Fund   $ 11,053   $132,529   $ 12,850      $  --      $  --   $156,432
Core Growth Fund                 --         --      1,578         --        200      1,778
Large Cap Growth Fund            --      1,115     15,138         --         --     16,253
Midcap Growth Fund               --    287,548    129,499         --         --    417,047
New Enterprise Fund             674     10,777        385        248         --     12,084
Small Cap Growth Fund            --     66,228     25,994         --         --     92,222

During the year ended September 30, 2006, the Concentrated Growth Fund, Large Cap Growth Fund, Midcap Growth Fund, New Enterprise Fund, Small Cap Equity Fund, and the Small Cap Growth Fund utilized capital loss carryfor-wards of $19,327, $7,503,703, $77,515,658, $140,979, $210,551 and $39,832,013, respectively, to offset capital gains.

At September 30, 2006, the total cost of secuities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the securities held by the Funds were as follows (000):

                                                                       NET
                              FEDERAL   UNREALIZED    UNREALIZED    UNREALIZED
FUND                         TAX COST  APPRECIATION  DEPRECIATION  APPRECIATION
----                       ----------  ------------  ------------  -------------
Concentrated Growth Fund   $   40,727  $      5,740  $       (466) $      5,274
Core Growth Fund               90,646         9,525        (1,395)        8,130
Emerging Growth Fund          733,664       130,064       (15,999)      114,065
Large Cap Growth Fund          17,216         2,569          (242)        2,327
Large Cap Value Fund              526            59            (4)           55
Midcap Growth Fund          1,095,777       183,456       (19,982)      163,474
New Enterprise Fund            25,437         4,602          (529)        4,073
Small Cap Equity Fund          76,676         7,966        (1,167)        6,799
Small Cap Growth Fund         260,002        32,355        (7,979)       24,376

8. CONCENTRATIONS/RISKS:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. LOANS OF PORTFOLIO SECURITIES:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 102% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the Boston Global Investment Trust -- Quality Portfolio, a pooled investment fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

68 | TURNER FUNDS 2006 ANNUAL REPORT

--------------------------------------------------------------------------------

10. NEW ACCOUNTING PRONOUNCEMENTS:

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2006, the Fund has not evaluated the impact that will result from adopting FIN 48.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                                            TURNER FUNDS 2006 ANNUAL REPORT | 69

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS
TURNER FUNDS:

We have audited the accompanying statements of assets and liabilities of the Turner Concentrated Growth Fund, Turner Core Growth Fund, Turner Emerging Growth Fund (formerly the Turner Micro Cap Growth Fund), Turner Large Cap Growth Fund, Turner Large Cap Value Fund, Turner Midcap Growth Fund, Turner New Enterprise Fund, Turner Small Cap Equity Fund, Turner Small Cap Growth Fund, (collectively, the Funds), including the schedules of investments, as of September 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years or periods in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended for the Turner Core Growth Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Turner Small Cap Equity Fund, Turner New Enterprise Fund, Turner Concentrated Growth Fund, Turner Large Cap Growth Fund, Turner Midcap Growth Fund, Turner Small Cap Growth Fund, Turner Emerging Growth Fund for the years or periods ended September 30, 2004 and prior, and the financial highlights of the Turner Core Growth Fund for the years ended September 30, 2003 and prior, were audited by other auditors. Those auditors expressed unqualified opinions on those financial statements and financial highlights in their reports dated November 3, 2004 and November 13, 2003, respectively.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Turner Funds as of September 30, 2006, and the results of their operations for the year then ended, the changes in their net assets in each of the years in the two-year period then ended, and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

                                 [KPMG LLP LOGO]

Philadelphia, Pennsylvania
November 17, 2006

70 | TURNER FUNDS 2006 ANNUAL REPORT

NOTICE TO SHAREHOLDERS                                               (Unaudited)
--------------------------------------------------------------------------------

For shareholders that do not have a September 30th, 2006 tax year end, this notice is for informational purposes only. For shareholders with a September 30th, 2006 year end, please consult your tax advisor as to the pertinance of this notice. For the fiscal year ended September 30th, 2006, each portfolio is designating the following items with regard to distributions paid during the year.

                                                                                     DIVIDENDS
                                         LONG                                        QUALIFYING
                                         TERM                                           FOR
                                      (15% RATE)                                     CORPORATE
                                        CAPITAL        ORDINARY                      DIVIDENDS     QUALIFYING   QUALIFIED
                                         GAIN           INCOME          TOTAL        RECEIVABLE     DIVIDENDS   INTEREST
                                     DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION(1)    INCOME(2)   INCOME(3)
                                     ------------   -------------   -------------   ------------   ----------   ---------
Turner Concentrated Growth Fund ..       0.00%           0.00%           0.00%          0.00%          0.00%      0.00%
Turner Core Growth Fund ..........       0.00%         100.00%         100.00%        100.00%        100.00%      0.00%
Turner Emerging Growth Fund ......      70.27%          29.73%         100.00%          4.19%          3.83%      0.00%
Turner Large Cap Growth Fund .....       0.00%         100.00%         100.00%        100.00%        100.00%      0.00%
Turner Large Cap Value Fund ......       0.00%         100.00%         100.00%         42.10%         41.39%      0.00%
Turner MidCap Growth Fund ........       0.00%           0.00%           0.00%          0.00%          0.00%      0.00%
Turner New Enterprise Fund .......       0.00%           0.00%           0.00%          0.00%          0.00%      0.00%
Turner Small Cap Growth Fund .....       0.00%           0.00%           0.00%          0.00%          0.00%      0.00%
Turner Small Cap Equity Fund .....       0.00%           0.00%           0.00%          0.00%          0.00%      0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distribuions". It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the Shareholders for the calendar year ending December 31, 2006. Complete information will be computed and reported in conjunction with your 2006 Form 1099-DIV.

                                            TURNER FUNDS 2006 ANNUAL REPORT | 71

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

                                        TERM OF
                                         OFFICE                                                     NUMBER OF
                                          AND                                                     PORTFOLIOS IN
                          POSITION       LENGTH                                                      COMPLEX           OTHER
                          HELD WITH     OF TIME                 PRINCIPAL OCCUPATION(S)             OVERSEEN       DIRECTORSHIPS
NAME, ADDRESS, AND AGE    THE FUND     SERVED (2)                 DURING PAST 5 YEARS              BY TRUSTEE           HELD
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE*
---------------------------------------------------------------------------------------------------------------------------------
Robert E. Turner           Trustee      Trustee     Chairman and Chief Investment Officer of            9         Bradley
1205 Westlakes Drive                   since 1996   Turner since 1990.                                            University,
Suite 100                                                                                                         The Crossroads
Berwyn, PA 19312                                                                                                  School, City
(50)                                                                                                              Team Ministries
---------------------------------------------------------------------------------------------------------------------------------
*Mr. Turner is deemed to be an "Interested Trustee" by virtue of his relationship with Turner Investment Partners, Inc.
---------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES (1)
---------------------------------------------------------------------------------------------------------------------------------
Alfred C. Salvato          Trustee      Trustee     Associate Vice President and Treasurer,             9               N/A
(48)                                   since 1996   Thomas Jefferson University since 2003,
                                                    Treasurer since 1995.
---------------------------------------------------------------------------------------------------------------------------------
Janet F. Sansone           Trustee      Trustee     Self-employed. Consultant since 1999.               9               N/A
(61)                                   since 1997   Senior Vice President of Human Resources
                                                    of Frontier Corporation (telecommunica-
                                                    tions company), (1993-1999).
---------------------------------------------------------------------------------------------------------------------------------
Dr. John T. Wholihan       Trustee      Trustee     Professor and Dean, Loyola Marymount                9              AACSB
(68)                                   since 1996   University, since 1984.                                        International
---------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
Thomas R. Trala, Jr.      President    President    Chief Operating Officer of Turner since            N/A              N/A
1205 Westlakes Drive                   since 2004   2004 and Chief Financial Officer since
Suite 100                                           1995.
Berwyn, PA 19312
(39)
---------------------------------------------------------------------------------------------------------------------------------
Michael Lawson           Controller    Controller   Director, SEI Investments since July 2005.         N/A              N/A
SEI Investments,          and Chief    and Chief    Manager, SEI Investments from April 1995
One Freedom               Financial    Financial    to February 1998 and November 1998 to
Valley Drive               Officer      Officer     July 2005.
Oaks, PA 19456                         since 2005
(45)
---------------------------------------------------------------------------------------------------------------------------------
Brian McNally               Vice          Vice      General Counsel and Chief Compliance               N/A              N/A
1205 Westlakes Drive     President,    President    Officer of Turner Investment Partners, Inc.
Suite 100                   Chief      since 2002   Previously Assistant General Counsel with
Berwyn, PA 19312         Compliance      Chief      Bank of America (September 1997-July 2002);
(48)                     Officer and   Compliance   Associate at Kirkpatrick & Lockhart LLP
                          Secretary   Officer and   (1995-1997); Senior Litigation Counsel,
                                       Secretary    U.S. Securities & Exchange Commission
                                       since 2004   (1990-1995).
---------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto            Vice          Vice      Vice President and Assistant Secretary of
SEI Investments,          President    President    SEI Investments since December 1999.              N/A               N/A
One Freedom                  and          and       Associate at Dechert Price & Rhoads (1997-
Valley Drive              Assistant    Assistant    1999). Associate at Richter, Miller & Finn
Oaks, PA 19456            Secretary    Secretary    (1994-1997).
(38)                                   since 2000
---------------------------------------------------------------------------------------------------------------------------------
Calvin Fisher               Vice          Vice      Director, Mutual Fund Administration               N/A              N/A
1205 Westlakes Drive      President    President    (since 2005); Manager, Mutual Fund
Suite 100                    and          and       Administration (2001-2005).
Berwyn, PA 19312          Assistant    Assistant
(33)                      Secretary    Secretary
                                       since 2006
---------------------------------------------------------------------------------------------------------------------------------

(1) Each non interested trustee may be contacted by writing to Turner Funds 1205 Westlakes Drive Suite 100 Berwyn, PA 19312 Attn: Brian F. McNally

(2) Each trustee serves until his/her respective successor has been duly elected and qualified. Each officer serves a 1 year term.

The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-224-6312.

72 | TURNER FUNDS 2006 ANNUAL REPORT

DISCLOSURE OF FUND EXPENSES                                          (Unaudited)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, distribution (12b-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It provides information about hypothetical account values and expenses based on the Fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.

                                              BEGINNING    ENDING                  EXPENSES
                                               ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                VALUE       VALUE       EXPENSE     DURING
                                               4/1/06      9/30/06      RATIOS      PERIOD*
-------------------------------------------------------------------------------------------
Turner Concentrated Growth Fund
-------------------------------------------------------------------------------------------
   Actual Fund Return                         $1,000.00   $  911.30      1.46%       $7.00
   Hypothetical 5% Return                      1,000.00    1,017.75      1.46         7.38
-------------------------------------------------------------------------------------------
Turner Core Growth Fund - Class I Shares
-------------------------------------------------------------------------------------------
   Actual Fund Return                         $1,000.00   $  978.20      0.59%       $2.93
   Hypothetical 5% Return                      1,000.00    1,022.11      0.59         2.99
-------------------------------------------------------------------------------------------
Turner Core Growth Fund - Class II Shares
-------------------------------------------------------------------------------------------
   Actual Fund Return                         $1,000.00   $  977.30      0.94%       $4.66
   Hypothetical 5% Return                      1,000.00    1,020.36      0.94         4.76
-------------------------------------------------------------------------------------------
Turner Emerging Growth Fund
-------------------------------------------------------------------------------------------
   Actual Fund Return                         $1,000.00   $  926.20      1.40%       $6.76
   Hypothetical 5% Return                      1,000.00    1,018.05      1.40         7.08
-------------------------------------------------------------------------------------------
Turner Large Cap Growth Fund
-------------------------------------------------------------------------------------------
   Actual Fund Return                         $1,000.00   $  970.40      0.75%       $3.70
   Hypothetical 5% Return                      1,000.00    1,021.31      0.75         3.80
-------------------------------------------------------------------------------------------
Turner Large Cap Value Fund
-------------------------------------------------------------------------------------------
   Actual Fund Return                         $1,000.00   $1,040.90      0.59%       $3.02
   Hypothetical 5% Return                      1,000.00    1,022.11      0.59         2.99
-------------------------------------------------------------------------------------------

                                              BEGINNING    ENDING                  EXPENSES
                                               ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                VALUE       VALUE       EXPENSE     DURING
                                               4/1/06      9/30/06      RATIOS      PERIOD*
-------------------------------------------------------------------------------------------
Turner Midcap Growth Fund - Class I Shares
-------------------------------------------------------------------------------------------
   Actual Fund Return                         $1,000.00   $  903.20      1.18%       $5.63
   Hypothetical 5% Return                      1,000.00    1,019.15      1.18         5.97
-------------------------------------------------------------------------------------------
Turner Midcap Growth Fund - Class II Shares
-------------------------------------------------------------------------------------------
   Actual Fund Return                         $1,000.00   $  900.80      1.68%       $8.01
   Hypothetical 5% Return                      1,000.00    1,016.65      1.68         8.49
-------------------------------------------------------------------------------------------
Turner New Enterprise Fund
-------------------------------------------------------------------------------------------
   Actual Fund Return                         $1,000.00   $  862.30      1.61%       $7.52
   Hypothetical 5% Return                      1,000.00    1,017.00      1.61         8.14
-------------------------------------------------------------------------------------------
Turner Small Cap Equity Fund
-------------------------------------------------------------------------------------------
   Actual Fund Return                         $1,000.00   $  912.20      1.20%       $5.75
   Hypothetical 5% Return                      1,000.00    1,019.05      1.20         6.07
-------------------------------------------------------------------------------------------
Turner Small Cap Growth Fund
-------------------------------------------------------------------------------------------
   Actual Fund Return                         $1,000.00   $  880.80      1.25%       $5.89
   Hypothetical 5% Return                      1,000.00    1,018.80      1.25         6.33
-------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period from 4/1/06 - 9/30/06).

                                            TURNER FUNDS 2006 ANNUAL REPORT | 73

SHARE HOLDER VOTING RESULTS                                          (Unaudited)
--------------------------------------------------------------------------------

At a special meeting held on June 8, 2006, the shareholders of the Turner Funds voted to approve an Agreement and Plan of Reorganization by and between the Turner Funds, on behalf of the Turner Strategic Growth Fund (the "Strategic Growth Fund"), and Phoenix Opportunities Trust (the "Phoenix Trust"), on behalf of the Phoenix Growth Opportunities Fund (the "Phoenix Fund"), which provided for and contemplated: (1) the transfer of all of the assets and liabilities of the Strategic Growth Fund to the Phoenix Fund, a corresponding series of the Phoenix Trust, in exchange for Class A shares of the Phoenix Fund; and (2) the distribution of the shares of the Phoenix Fund to shareholders of the Strategic Growth Fund in liquidation of the Fund.

                          NUMBER OF          % OF SHARES         % OF SHARES
                            SHARES           OUTSTANDING            VOTED
                         -----------         -----------         -----------
     Affirmative .....   513,007.123           57.795%              97.923%
     Against .........     4,949.760             .558%                .945%
     Abstain .........     5,932.635             .668%               1.132%

        Total ........   523,889.518           59.021%             100.000%

At a special meeting held on September 21, 2006, the shareholders of the Turner Funds voted to approve an Agreement and Plan of Reorganization which provided for and contemplated: (1) the transfer of all of the assets and liabilities of the Turner Technology Fund (the "Technology Fund") to the Turner New Enterprise Fund (the "New Enterprise Fund"); and (2) the distribution of the shares of the New Enterprise Fund to the shareholders of the Technology Fund in liquidation of the Technology Fund.

                          NUMBER OF          % OF SHARES         % OF SHARES
                            SHARES           OUTSTANDING            VOTED
                         -----------         -----------         -----------
     Affirmative .....   861,296.900           48.190%              93.230%
     Against .........    49,743.100            2.780%               5.390%
     Abstain .........    12,794.020            0.710%               1.380%

        Total ........   923,834.020           51.680%             100.000%

74 | TURNER FUNDS 2006 ANNUAL REPORT

                     THIS PAGE WAS INTENTIONALLY LEFT BLANK

                                            TURNER FUNDS 2006 ANNUAL REPORT | 75

--------------------------------------------------------------------------------

TURNER FUNDS

TURNER FUNDS' TRUSTEES

ALFRED C. SALVATO
Treasurer
Thomas Jefferson University Health Care Pension Fund

JANET F. SANSONE
Consultant

ROBERT E. TURNER
Chairman and Chief Investment Officer
Turner Investment Partners, Inc.

DR. JOHN T. WHOLIHAN
Professor and Dean, College of Business
Loyola Marymount University

INVESTMENT ADVISERS

TURNER INVESTMENT PARTNERS, INC.
TURNER INVESTMENT MANAGEMENT LLC
Berwyn, Pennsylvania

DISTRIBUTOR

SEI INVESTMENTS DISTRIBUTION COMPANY
Oaks, Pennsylvania

ADMINISTRATOR

TURNER INVESTMENT PARTNERS, INC.
Berwyn, Pennsylvania

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
Philadelphia, Pennsylvania

THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE TURNER FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A TURNER FUNDS' PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION. ALL TURNER FUNDS ARE OFFERED BY PROSPECTUS ONLY.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board of Trustees of the Turner Funds has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investment Management LLC ("TIM") (with respect to the Small Cap Equity Fund only) and to Turner Investment Partners, Inc. (with respect to each other Fund). TIM and Turner Investment Partners, Inc., will vote such proxies in accordance with their respective proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) via the Funds' website, www.turnerinvestments.com and (ii) on the Commission's website at http://www.sec.gov.

76 | TURNER FUNDS 2006 ANNUAL REPORT

                                      [TURNER FUNDS LOGO]

                                      ----------------------------------------

                                      TURNER FUNDS
                                      P.O. Box 219805
                                      Kansas City, MO 64121-9805
                                      Telephone: 1-800-224-6312
                                      Email: mutualfunds@turnerinvestments.com
                                      Web Site: www.turnerinvestments.com

TUR-AR-002-0303

Item 2.    Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer.

Item 3.    Audit Committee Financial Expert.

The Board of Trustees of the Turner Funds has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met some of the qualifications. The Board also determined that while the Audit Committee members have general financial expertise, given the size and types of the Turner Funds and in light of the nature of the accounting and valuation issues they have presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

Item 4.    Principal Accountant Fees and Services.

Fees billed by KPMG LLP ("KPMG") Related to the Trust

KPMG billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2006                                                   2005
------------------ ----------------------------------------------------- -----------------------------------------------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $186,000            N/A               N/A             $178,500            N/A               N/A
        Fees (1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related    N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
(1) Audit fees include fees related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

             ---------------------------- ----------------- ----------------
                                                2006             2005
             ---------------------------- ----------------- ----------------
             ---------------------------- ----------------- ----------------
             Audit-Related Fees                0.00%             0.00%

             ---------------------------- ----------------- ----------------
             ---------------------------- ----------------- ----------------
             Tax Fees                          0.00%             0.00%
             ---------------------------- ----------------- ----------------
             ---------------------------- ----------------- ----------------
             All Other Fees                    0.00%             0.00%

             ---------------------------- ----------------- ----------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(h) The Audit Committee also is required to pre-approve services to certain entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Funds. This includes services rendered to the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as "affiliates"). There were no services provided to affiliates requiring pre-approval by the Audit Committee.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since the registrant's last proxy solicitation.

Item 11.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report, that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Turner Funds


By (Signature and Title)*                /s/ Thomas R. Trala, Jr.
                                         ---------------------------------------
                                         Thomas R. Trala, Jr., President and CEO

Date: December 4, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Thomas R. Trala, Jr.
                                         ---------------------------------------
                                         Thomas R. Trala, Jr., President and CEO

Date: December 4, 2006


By (Signature and Title)*                /s/ Michael Lawson
                                         ---------------------------------------
                                         Michael Lawson, Controller and CFO

Date: December 4, 2006

* Print the name and title of each signing officer under his or her signature.